As filed with the Securities and Exchange Commission on December 30, 2011

1933 Act File No. 33-20673

1940 Act File No. 811-5514

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 98	☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 99	☒

MTB GROUP OF FUNDS

(Exact Name of Registrant as Specified in Charter)

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

1-800-836-2211

(Registrant’s Telephone Number)

Michael D. Daniels

MTB Group of Funds

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Alison Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)(1)(iii)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

www.mtbfunds.com

MTB GROUP OF FUNDS PROSPECTUS December 30, 2011

BOND FUND Wilmington Municipal Bond Fund (Municipal Bond Fund) (Class A, Class I)

STRATEGIC ALLOCATION FUNDS

Wilmington Strategic Allocation Aggressive Fund

(Strategic Allocation Aggressive Fund)

(Class A, Class I)

Wilmington Strategic Allocation Conservative

Fund (Strategic Allocation Conservative Fund)

(Class A, Class I)

MULTI-MANAGER FUND

Wilmington Multi-Manager Real Asset Fund

(Multi-Manager Real Asset Fund)

(Class A, Class I)

ALTERNATIVE STRATEGIES FUND

Wilmington Rock Maple Alternatives Fund

(Alternatives Fund)

(Class A-WRAAX , Class I-WRAIX)

EQUITY FUNDS

Wilmington Large-Cap Strategy Fund

(Large-Cap Strategy Fund)

(Class A, Class I)

Wilmington Small-Cap Strategy Fund

(Small-Cap Strategy Fund)

(Class A, Class I)

Managed by Rodney Square Management Corporation (“RSMC” or the “Advisor”) (to be renamed “Wilmington Funds Management Corporation” on or about March 9, 2012). The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

How to Obtain More Information About MTB Group of Funds	back cover

WILMINGTON MUNICIPAL BOND FUND SUMMARY

Investment Goal

The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.43%	0.43%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.19%	0.94%
Fee Waivers and/or Expense Reimbursements(1)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.87%	0.62%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.86% and 0.61%, respectively (not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
Expenses assuming redemption	$535	$780
Class I
Expenses assuming redemption	$63	$267

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. As a non-fundamental policy, the Fund will maintain a short-to-intermediate (2 to 8 years) average dollar-weighted duration.

The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

PROSPECTUS / December 30, 2011	1

WILMINGTON MUNICIPAL BOND FUND

The investment advisor may purchase securities based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security’s value) or both. The investment advisor may sell securities in anticipation of market declines, credit downgrades or to purchase other fixed income securities that the investment advisor believes will perform better.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Prepayment Risk. The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

•

Sector Focus Risk. A fund that focuses its investments in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Performance Information

No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund

Investment Advisor

Rodney Square Management Corporation (“RSMC” or the “Advisor”) (to be renamed “Wilmington Funds Management Corporation” on or about March 9, 2012)

Investment Sub-Advisor

MTB Investment Advisors, Inc. (“MTBIA”) (to be renamed “Wilmington Trust Investment Advisers” on or about January 10, 2012)

Portfolio Managers	Title	Service Date (with the Fund)
Robert F. Collins, CFA	Vice President and Director of Tax-Exempt Fixed Income Investments at MTBIA	December 2011
Stephen P. Winterstein	Managing Director and Head of Strategy of Municipal Fixed Income at MTBIA	December 2011
Rebecca J. Rogers	Senior Portfolio Manager at MTBIA	December 2011
John J. Malloy	Assistant Vice President and Municipal Portfolio Manager at RSMC	December 2011

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-336-9970. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to AMT and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

2	December 30, 2011 / PROSPECTUS

WILMINGTON MUNICIPAL BOND FUND

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.

Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / December 30, 2011	3

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND SUMMARY

Investment Goal

The Fund’s investment goal is to seek a high level of total return consistent with an aggressive level of risk relative to the other Wilmington Strategic Allocation Funds.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.59%	0.59%
Acquired Fund Fees and Expenses	0.62%	0.62%
Total Annual Fund Operating Expenses	1.96%	1.71%
Fee Waivers and/or Expense Reimbursements(1)	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.65%	1.40%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.03% and 0.78%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
Expenses assuming redemption	$709	$1,103
Class I
Expenses assuming redemption	$143	$509

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a high level of total return consistent with an aggressive level of risk relative to the other Wilmington Strategic Allocation Funds. The Fund invests, directly and indirectly, in a broad combination of fixed-income and equity securities, and other assets. The Fund invests directly by buying individual equity and fixed income securities, including exchange-traded notes. The Fund invests indirectly by buying shares of other funds, some of which are managed by the Advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The Advisor will vary, from time to time, the amount of assets that is allocated among equity and fixed income investments, and among individual securities and Underlying Funds, in an attempt to achieve the Fund’s investment goal, based upon the Advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

4	December 30, 2011 / PROSPECTUS

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND

The Fund anticipates that generally, it will maintain the following allocations, although the Fund is not required to maintain exposure to any particular asset class or investment style. The following allocation ranges are approximate and may be exceeded from time to time:

•	allocating 30%-85% of fund assets to global equity securities;

•	allocating 0%-65% of fund assets to global fixed income securities;

•	allocating 0%-50% of fund assets to non-traditional investments; and

•	allocating 0%-5% of fund assets to cash and cash equivalents.

Underlying Funds may invest in any industry or business, and in any country, region or market. An Underlying Fund may invest in any type of equity security (common, preferred or convertible) and in any capitalization range (e.g., micro-, small-, mid-, large- or mega-cap), and may employ any investment style (e.g., growth, value, core). An Underlying Fund may invest in any type of fixed income security (e.g., corporate, government, asset-backed, mortgage backed, and zero-coupon securities), including fixed rate, variable rate, inflation-indexed and floating rate debt (including bank loans), with any maturity (e.g., short-term, intermediate-term or long-term), secured or unsecured, and with any credit quality or rating (e.g., investment grade, high yield (“junk”)). The Fund may make non-traditional investments through Underlying Funds that invest in real estate assets, commodity–related assets and natural resources, infrastructure assets and hedge fund strategies, and through investments in exchange-traded notes that are linked, directly or indirectly, to real estate, commodities, natural resources, infrastructure assets and hedge fund strategies. The Advisor may invest directly in equity and fixed income securities of the same types and with the same terms and features as described above for Underlying Funds, other than with respect to hedge fund strategies, real estate, and commodities. The Advisor anticipates that generally, it will make direct investments in securities in domestic markets and on domestic exchanges, although it may invest directly in foreign markets. Within the parameters described above (and subject to any other applicable limitations), the Advisor may favor particular asset classes, investment styles, types and qualities of securities, geographic regions, markets and industries.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends relating to trade balances and labor information. While the Advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of stocks, bonds and nontraditional investments in connection with economic, financial and other market trends.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, include:

•

Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments, including equity securities and fixed income securities, may not anticipate market trends successfully. The Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•

Commodity-Related Risk. Underlying Funds that invest in commodities expose the Fund to the greater volatility of the commodity markets, to commodity specific risks (weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose the Fund to both lender and borrower risk, as well as to the potential of a lack liquidity in the market for floating rate loans.

•

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment goals, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above

PROSPECTUS / December 30, 2011	5

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND

or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Exchange Traded Notes (ETNs) Risk. The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index or other asset underlying the ETN and the creditworthiness of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

•

Foreign Investing Risk. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•

Hedge Fund Strategies’ Risk. Underlying Funds that invest, directly or indirectly, in managers employing hedge fund-type investment strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type or activity, and would be exposed to greater risk of loss if the investment thesis underlying the focus does not occur as anticipated. Hedge fund strategies that are intended to reduce the Fund’s volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options) will magnify any losses incurred by the strategy.

•

Inflation-Indexed Securities’ Risk. The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

•

Infrastructure Assets Risk. Underlying Funds that invest, directly or indirectly, in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) expose the Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Natural Resources Risk. Underlying Funds that invest in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•

Real Estate-Related Risk. Underlying Funds that invest in real estate (generally real estate investment trusts) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

•	Small-Cap Stocks Risk. Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

•

Stock Market Risk. The value of equity securities in the Fund’s portfolio (and any Underlying Fund’s portfolio) will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•

Underlying Funds’ Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment goal depends on the ability of the Underlying Funds to meet their investment goals and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment goal of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

6	December 30, 2011 / PROSPECTUS

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund

Investment Advisor

Rodney Square Management Corporation (“RSMC” or the “Advisor”) (to be renamed “Wilmington Funds Management Corporation” on or about March 9, 2012)

Investment Sub-Advisor

MTB Investment Advisors, Inc. (“MTBIA”) (to be renamed “Wilmington Trust Investment Advisers” on or about January 10, 2012)

Portfolio Managers	Title	Service Date (with the Fund)
Valerie J. Gospodarek, CFA, CIMA	Vice President, MTBIA	December 2011
Mark Stevenson, CFA	Vice President, MTBIA	December 2011
R. Samuel Fraundorf	President of MTBIA	December 2011
Rex Macey, CFA, CFP, CIMA	Senior Vice President, Chief Investment Officer and Director of Investment Research at MTBIA	December 2011
Tom Pierce	Chief Investment Strategist at MTBIA	December 2011

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-336-9970. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Your withdrawals from a retirement fund may be subject to federal income tax.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.

Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / December 30, 2011	7

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND SUMMARY

Investment Goal

The Fund’s investment goal is to seek a high level of total return consistent with a conservative level of risk relative to the other Wilmington Strategic Allocation Funds.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.54%	0.54%
Acquired Fund Fees and Expenses	0.56%	0.56%
Total Annual Fund Operating Expenses	1.85%	1.60%
Fee Waivers and/or Expense Reimbursements(1)	(0.39)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.46%	1.21%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.90% and 0.65%, respectively not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
Expenses assuming redemption	$691	$1,065
Class I
Expenses assuming redemption	$124	$468

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a high level of total return consistent with a conservative level of risk relative to the other Wilmington Strategic Allocation Funds. The Fund invests, directly and indirectly, in a broad combination of fixed-income and equity securities, and other assets. The Fund invests directly by buying individual equity and fixed income securities, including exchange-traded notes. The Fund invests indirectly by buying shares of other funds, some of which are managed by the Advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The Advisor will vary, from time to time, the amount of assets that is allocated among equity and fixed income investments, and among individual securities and Underlying Funds, in an attempt to achieve the Fund’s investment goal, based upon the Advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

8	December 30, 2011 / PROSPECTUS

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND

The Fund anticipates that generally, it will maintain the following allocations, although the Fund is not required to maintain exposure to any particular asset class or investment style. The following allocation ranges are approximate and may be exceeded from time to time:

•	allocating 10%-65% of fund assets to global equity securities;

•	allocating 20%-85% of fund assets to global fixed income securities;

•	allocating 0%-30% of fund assets to non-traditional investments; and

•	allocating 0%-20% of fund assets to cash and cash equivalents.

Underlying Funds may invest in any industry or business, and in any country, region or market. An Underlying Fund may invest in any type of equity security (common, preferred or convertible) and in any capitalization range (e.g., micro-, small-, mid-, large- or mega-cap), and may employ any investment style (e.g., growth, value, core). An Underlying Fund may invest in any type of fixed income security (e.g., corporate, government, asset-backed, mortgage backed, and zero-coupon securities), including fixed rate, variable rate, inflation-indexed and floating rate debt (including bank loans), with any maturity (e.g., short-term, intermediate-term or long-term), secured or unsecured, and with any credit quality or rating (e.g., investment grade, high yield (“junk”)). The Fund may make non-traditional investments through Underlying Funds that invest in real estate assets, commodity–related assets and natural resources, infrastructure assets and hedge fund strategies, and through investments in exchange-traded notes that are linked, directly or indirectly, to real estate, commodities, natural resources, infrastructure assets and hedge fund strategies. The Advisor may invest directly in equity and fixed income securities of the same types and with the same terms and features as described above for Underlying Funds, other than with respect to hedge fund strategies, real estate, and commodities. The Advisor anticipates that generally, it will make direct investments in securities in domestic markets and on domestic exchanges, although it may invest directly in foreign markets. Within the parameters described above (and subject to any other applicable limitations), the Advisor may favor particular asset classes, investment styles, types and qualities of securities, geographic regions, markets and industries.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends relating to trade balances and labor information. While the Advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of stocks, bonds and nontraditional investments in connection with economic, financial and other market trends.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, include:

•

Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments, including equity securities and fixed income securities, may not anticipate market trends successfully. The Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•

Commodity-Related Risk. Underlying Funds that invest in commodities expose the Fund to the greater volatility of the commodity markets, to commodity specific risks (weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose the Fund to both lender and borrower risk, as well as to the potential of a lack liquidity in the market for floating rate loans.

•

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment goals, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above

PROSPECTUS / December 30, 2011	9

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND

or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Exchange Traded Notes (ETNs) Risk. The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index or other asset underlying the ETN and the creditworthiness of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

•

Foreign Investing Risk. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•

Hedge Fund Strategies’ Risk. Underlying Funds that invest, directly or indirectly, in managers employing hedge fund-type investment strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type or activity, and would be exposed to greater risk of loss if the investment thesis underlying the focus does not occur as anticipated. Hedge fund strategies that are intended to reduce the Fund’s volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options) will magnify any losses incurred by the strategy.

•

Inflation-Indexed Securities’ Risk. The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

•

Infrastructure Assets Risk. Underlying Funds that invest, directly or indirectly, in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) expose the Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Natural Resources Risk. Underlying Funds that invest in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•

Real Estate-Related Risk. Underlying Funds that invest in real estate (generally real estate investment trusts) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

•	Small-Cap Stocks Risk. Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

•

Stock Market Risk. The value of equity securities in the Fund’s portfolio (and any Underlying Fund’s portfolio) will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•

Underlying Funds’ Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment goal depends on the ability of the Underlying Funds to meet their investment goals and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment goal of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

10	December 30, 2011 / PROSPECTUS

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund

Investment Advisor

Rodney Square Management Corporation (“RSMC” or the “Advisor”) (to be renamed “Wilmington Funds Management Corporation” on or about March 9, 2012)

Investment Sub-Advisor

MTB Investment Advisors, Inc. (“MTBIA”) (to be renamed “Wilmington Trust Investment Advisers” on or about January 10, 2012)

Portfolio Managers	Title	Service Date (with the Fund)
Valerie J. Gospodarek, CFA, CIMA	Vice President, MTBIA	December 2011
Mark Stevenson, CFA	Vice President, MTBIA	December 2011
R. Samuel Fraundorf	President of MTBIA	December 2011
Rex Macey, CFA, CFP, CIMA	Senior Vice President, Chief Investment Officer and Director of Investment Research at MTBIA	December 2011
Tom Pierce	Chief Investment Strategist at MTBIA	December 2011

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-336-9970. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Your withdrawals from a retirement fund may be subject to federal income tax.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.

Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / December 30, 2011	11

WILMINGTON MULTI-MANAGER REAL ASSET FUND SUMMARY

Investment Goal

The Fund’s investment goal is to achieve long-term preservation of capital with current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.42%	0.42%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	1.60%	1.35%
Fee Waivers and/or Expense Reimbursements(1)	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.35%	1.10%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.28% and 1.03%, respectively (not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
Expenses assuming redemption	$680	$1,005
Class I
Expenses assuming redemption	$113	$405

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund, under normal market conditions invests at least 80% of its net assets in “real return” assets consisting of (i) inflation- protected debt securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities.

The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

The Fund will invest in real estate companies, such as real estate investment trusts (“REITs”) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry. The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.

12	December 30, 2011 / PROSPECTUS

WILMINGTON MULTI-MANAGER REAL ASSET FUND

In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in investment companies, exchange traded funds (“ETFs”), structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements. The Fund’s anticipated use structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements is expected to be frequent and may at times be substantial. The Fund may also invest in common stocks, preferred stocks and convertible securities of issuers in commodity-related industries to gain exposure to the commodities markets.

The investment advisor, Rodney Square Management Corporation (“RSMC”), determines the Fund’s asset allocation among the “real return” assets. RSMC anticipates allocating approximately 20%-80% to inflation-protected debt securities, 0%-60% to real estate- related securities and 0%-40% to commodity/natural resource-related securities. The allocations and/or actual holdings will vary from time to time.

The Fund utilizes a multi-manager strategy in which RSMC allocates the Fund’s assets among a number of sub-advisors, or invests directly (up to 60% of the Fund’s assets) in ETFs. Subject to the supervision of RSMC, each sub-advisor acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may invest up to 55% of its assets in foreign securities.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments, including equity securities and fixed income securities, may not anticipate market trends successfully. The Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•

Commodity-Related Risk. Investments in commodities expose the Fund to the greater volatility of the commodity markets, to commodity-specific risks (weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose the Fund to both lender and borrower risk, as well as to the potential of a lack liquidity in the market for floating rate loans.

•

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment goals, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•

Forward Currency Exchange Contract Risk. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

•

Futures Contracts Risk. The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

•

Inflation-Indexed Securities Risk. The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. The Fund may also

PROSPECTUS / December 30, 2011	13

WILMINGTON MULTI-MANAGER REAL ASSET FUND

experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•	Leverage Risk. The risk associated with securities transactions or practices that multiply small market movements into larger changes in value.

•

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

•

Multi-Manager Risk. The investment styles employed by sub-advisors may not be complementary. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.

•

Natural Resources Risk. Investments in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operation of these companies.

•	Prepayment Risk. The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

•

Real Estate-Related Risk. Investments in real estate (generally REITs) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•

Structured Note Risk. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

•

Swap Agreement Risk. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal. Swap agreements are potentially susceptible to liquidity risk, as a swap held by the Fund will have only one price.

•

Underlying Funds’ Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment goal depends on the ability of the Underlying Funds to meet their investment goals and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment goal of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Performance Information

No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

14	December 30, 2011 / PROSPECTUS

WILMINGTON MULTI-MANAGER REAL ASSET FUND

Management of the Fund

Investment Advisor

Rodney Square Management Corporation (“RSMC” or the “Advisor”) (to be renamed “Wilmington Funds Management Corporation” on or about March 9, 2012)

Investment Sub-Advisors

EII Realty Securities, Inc (“EII”); CBRE Clarion Securities LLC (“CBRE”); Pacific Investment Management Company, LLC (“PIMCO”); HSBC Global Asset Management (France)(“HSBC”); MTB Investment Advisors, Inc. (“MTBIA”) (MTBIA to be renamed “Wilmington Trust Investment Advisers” on or about January 10, 2012)

Portfolio Managers	Title	Service Date (with the Fund)
R. Samuel Fraundorf	President of MTBIA	December 2011
Rex Macey, CFA, CFP, CIMA	Senior Vice President, Chief Investment Officer and Director of Investment Research at MTBIA	December 2011
Amanda M. Cogar	Assistant Vice President and Research Analyst at MTBIA	December 2011
George Chen	Assistant Vice President and Research Analyst at MTBIA	December 2011
Tom Pierce	Chief Investment Strategist at MTBIA	December 2011
Peter Nieuwland	Managing Director, EEI	December 2011
Alfred C. Otero	Managing Director, EEI	December 2011
James E. Rehlaender	Managing Director, EEI	December 2011
Suang Eng Tsan	Managing Director, EII	December 2011
T.Ritson Ferguson	Chief Executive Officer, Co-Chief Investment Officer and Senior Portfolio Manager, CBRE	December 2011
Mihir Worah	Managing Director, Head of Real Return Portfolio Management Team, PIMCO	December 2011
Julien Renoncourt	Head of Inflation Linked Bonds & Global Bonds, HSBC	December 2011

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-336-9970. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Your withdrawals from a retirement fund may be subject to federal income tax.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.

Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / December 30, 2011	15

WILMINGTON ROCK MAPLE ALTERNATIVES FUND SUMMARY

Investment Goal

The Fund’s investment goal is to achieve long-term growth of capital through consistent returns from investments that have a low correlation to traditional asset classes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	2.21%	2.21%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses
Dividend and Interest Expense on Short Positions	0.31%	0.31%
All Remaining Other Expenses	0.83%	0.83%
Acquired Fund Fees and Expenses	0.20%	0.20%
Total Annual Fund Operating Expenses	3.80%	3.55%
Fee Waivers and/or Expense Reimbursements(1)	(0.81)%	(1.06)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.99%	2.49%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund's Class I and Class A Shares will not exceed 1.98% and 2.48%, respectively, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be withdrawn after August 31, 2013, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
Expenses assuming redemption	$835	$1,577
Class I
Expenses assuming redemption	$252	$991

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund’s investment adviser, Rodney Square Management Corporation (“RSMC”), seeks to achieve the Fund’s investment goal by allocating the Fund’s assets (in an arrangement known as a multi-manager structure) among a number of sub-advisers with experience in managing alternative or non-traditional investment strategies. RSMC engages MTB Investment Advisors, Inc. (“MTBIA”) (to be renamed Wilmington Trust Investment Advisors, Inc., on or about January 10, 2012) and Rock Maple Services, LLC (“Rock Maple”) to assist in the identification and selection of sub-advisers and in the portfolio construction process.

MTBIA determines the Fund’s asset allocation among the different sub-advisers. When making these allocation decisions, MTBIA considers, among other things, the current macroeconomic outlook, input from Rock Maple regarding sub-adviser due diligence and risk management, relative valuation levels and volatility in the equity, fixed income and commodities markets, market flows and market liquidity, and information relating to business cycles. The sub-advisers may use one or a combination of the following investment strategies:

•	Commodities: A commodities strategy seeks exposure to the performance of the commodities markets and/or exposure to a long/short strategy that is based on commodity trends.

16	December 30, 2011 / PROSPECTUS

WILMINGTON ROCK MAPLE ALTERNATIVES FUND

•

Convertible Arbitrage: A convertible arbitrage strategy seeks to take advantage of pricing inefficiencies of the embedded option in a convertible bond. To implement a convertible arbitrage strategy, a sub-adviser may purchase a portfolio of convertible bonds, and hedge a portion of the equity risk, interest rate and credit risk of the bonds by selling the underlying common stock short.

•

Event-Driven: An event-driven strategy seeks to profit from potential mispricings of securities related to a specific corporate or market event, such as mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events.

•	Long-Only: A long-only strategy seeks to profit from investing in securities that are expected to appreciate in value.

•	Long/Short Equity: A long/short equity strategy typically seeks to profit from investing on both the long and short sides of equity market.

•

Long/Short Credit, Fixed Income and Distressed Debt: Long/short credit, fixed income, and distressed debt strategies typically focus primarily in debt securities of domestic and foreign (including emerging market) governments, government-related agencies, and companies, of all maturities and credit qualities, including corporate bonds, bank loans and distressed debt, and mortgage-backed securities. Typical credit related investment strategies involve a long/short or event-driven style similar to those described above in “Event-Driven” and “Long/Short Equity.”

•

Market Neutral: A market neutral strategy seeks to keep exposure to overall market risk very low by combining long and short equity positions. To implement a market neutral strategy, a sub-adviser typically takes long positions in stocks that it believes are undervalued and takes short positions in stocks that it believes are overvalued.

•

Merger Arbitrage: A merger arbitrage strategy is a form of an event-driven strategy. A sub- adviser implementing a merger arbitrage strategy typically invests simultaneously in long and short positions in both companies involved in a merger or acquisition. A sub-adviser typically purchases the stock of the acquired company and shorts the stock of the acquiring company.

•

Pairs Trading: A pairs trading strategy typically seeks to match a long position with a short position in two securities of the same sector. Certain securities, often competitors in the same sectors, are some times correlated in their day to day price movements. If the performance link breaks down, i.e. one stock trades up while the other trades down, a sub-adviser may sell the outperforming stock and buy the underperforming one, based on the assumption that the “spread” between the two would eventually converge.

The sub-advisers implement the various investment strategies by investing in a wide variety of securities and financial instruments available in both U.S. and non-U.S. markets. The sub-advisers may invest the Fund’s assets in the following securities and financial instruments: convertible securities; debt securities of any credit quality and maturity, including non-investment grade securities (“junk bonds”); derivatives, including commodity-linked derivatives, credit or equity-linked instruments, forward contracts, futures, options, options on futures, structured notes and swap agreements; equity securities; exchange traded notes (“ETNs”); investment companies, including exchange-traded funds (“ETFs”); master limited partnerships (“MLPs”); mortgage backed and asset backed securities; other pooled investment vehicles; preferred stock; and repurchase agreements. RSMC and MTBIA may directly invest a portion of the Fund’s assets.

Each sub-adviser has complete discretion to invest its portion of the Fund’s assets as it deems appropriate within the constraints of the Fund’s investment goal, strategies and restrictions. A sub-adviser may sell (or close a position in) a security when it determines that a particular security has reached a target price or target yield, or that the reasons for maintaining that position are no longer valid. The Fund may engage in active and frequent trading as part of its principal investment strategy.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increasing the amount of taxes that you pay).

•

Arbitrage Risk. The risk that securities purchased pursuant to an arbitrage strategy that intended to take advantage of the perceived relationship between the value of two securities may not perform as expected.

•

Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments and investment strategies, including equity securities and fixed income securities, may not anticipate market trends successfully. The Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The Advisor’s allocation decisions result in returns with a stronger-than-desired correlation to traditional asset classes. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other

PROSPECTUS / December 30, 2011	17

WILMINGTON ROCK MAPLE ALTERNATIVES FUND

investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•

Commodity-Linked Derivative Investment Risk. The value of a commodity-linked derivative investment typically is based on the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), or commodity index, or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark. To the extent that the Fund invests in such derivative instruments, the Fund will be exposed economically to movements in commodity prices.

•

Convertible Securities Risk. Convertible securities are subject to the risks typically associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

•

Counterparty Risk. When the Fund invests in financial instruments that involve counterparties, the Fund is exposed to risks associated with the credit quality of the counterparty or the ability of the counterparty to pay the Fund. Such instruments can provide exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

•

Credit Default Swap Risk. The Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement.

However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•

Derivative Securities Risk. The risk that the Fund’s use of derivatives will cause losses (1) due to the unexpected effect of market movements on a derivative’s price, (2) because the derivatives do not perform as anticipated, (3) because the derivatives are not correlated with the performance of other investments which they are used to hedge; or (4) if the Fund is unable to liquidate a position because of an illiquid secondary market.

•

Distressed Securities Risk. The Fund’s investment in distressed securities may involve a higher degree of credit risk, price volatility and liquidity risk. These instruments, which involve loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default. Valuing such instruments may be difficult and the Fund may lose all of its investment.

•

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment goals, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Exchange Traded Notes (ETNs) Risk. The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index or other asset underlying the ETN and the creditworthiness of the

18	December 30, 2011 / PROSPECTUS

WILMINGTON ROCK MAPLE ALTERNATIVES FUND

ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

•	Event-Driven Trading Risk. Event-driven trading involves the risk that the special situation may not occur as anticipated, in which case the Fund may realize losses.

•

Foreign Investing Risk. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•

Forward Currency Exchange Contract Risk. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

•

Interest Rate Risk. The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•

Leverage Risk. The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

•

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

•	MLPs Risk. Investing in MLPs entails risks related to fluctuations in energy prices, decreases in the supply of, or demand for, energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity.

•

Mortgage-Backed and Asset-Backed Securities Risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

•

Multi-Manager Risk. The investment styles employed by sub-advisors may not be complementary. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.

•

Natural Resources Risk. Investments in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operation of these companies.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•

Options and Futures Risk. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position. The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

•	OTC Trading Risk. Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market.

PROSPECTUS / December 30, 2011	19

WILMINGTON ROCK MAPLE ALTERNATIVES FUND

While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty risk with respect to such derivatives contracts.

•

Preferred Stocks Risk. Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•

Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

•

Short Sale Risk. Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•

Structured Note Risk. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The

Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

•

Swap Agreement Risk. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal.

•

Tax Risk. The Fund’s ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”) relating to the Fund’s qualification as a regulated investment company (“RIC”) and may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service. Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder’s return.

•

Underlying Funds’ Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment goal depends on the ability of the Underlying Funds to meet their investment goals and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment goal of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

•	Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

20	December 30, 2011 / PROSPECTUS

WILMINGTON ROCK MAPLE ALTERNATIVES FUND

Performance Information

No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund

Investment Advisor

Rodney Square Management Corporation (“RSMC” or the “Advisor”) (to be renamed “Wilmington Funds Management Corporation” on or about March 9, 2012)

Investment Sub-Advisors

MTB Investment Advisors, Inc. (“MTBIA”) (to be renamed Wilmington Trust Investment Advisors, Inc., on or about January 10, 2012), Acuity Capital Management, LLC (“Acuity”), ADAR Investment Management, LLC (“ADAR”), Calypso Capital Management, LP (“Calypso”), Rock Maple Services, LLC (“Rock Maple”), TIG Advisors, LLC (“TIG”), Water Island Capital, LLC (“Water Island”), Whitebox Advisors LLC (“Whitebox”), Madison Street Partners, LLC (“Madison”), Parametric Risk Advisers (“Parametric”) and Evercore Wealth Management, LLC (“Evercore”)

Portfolio Managers	Title	Service Date (with the Fund)
Greg Silberman	Vice President of MTBIA	December 2011
R. Samuel Fraundorf	President of MTBIA	December 2011
Joshua A. Savadove	Vice President of MTBIA	December 2011
Tom Pierce	Chief Investment Strategist at MTBIA	December 2011
David Freelove	Chief Investment Officer and Chair of the Investment Committee at Rock Maple	December 2011
Douglas Fincher	President and Chief Executive Officer at Rock Maple	December 2011
David J. Harris	Managing Member and Portfolio Manager, Acuity	December 2011
Howard M. Needle	Managing Member and Portfolio Manager, Acuity	December 2011
Yehuda Blinder	Managing Member and Portfolio Manager, ADAR	December 2011
Nicolas Edney	Portfolio Manager and Senior Analyst, ADAR	December 2011
Mark Monroe	Partner and Portfolio Manager, ADAR	December 2011
Casey Gard	Managing Partner and Portfolio Manager, Calypso	December 2011

Portfolio Managers	Title	Service Date (with the Fund)
Stefan Mykytiuk	Portfolio Manager, TIG	December 2011
Alan J. Ware	Portfolio Manager, TIG	December 2011
Roger P. Foltynowicz	Co-Portfolio Manager, Water Island	December 2011
Gregory Loprete	Co-Portfolio Manager, Water Island	December 2011
Todd W. Munn	Co-Portfolio Manager, Water Island	December 2011
John S. Orrico	Co-Portfolio Manager, Water Island	December 2011
Dr. Chris Bemis	Fund Manager, Whitebox	December 2011
Dr. Jason Cross	Partner and Fund Manager, Whitebox	December 2011
Steven C. Owsley	Founder and Portfolio Manager, Madison	December 2011
Drew M. Hayworth	Founder and Portfolio Manager, Madison	December 2011
Charles D. Leone II	Founder and Portfolio Manager, Madison	December 2011
Brad Berggren	Chief Executive Officer, Parametric	December 2011
Ken Everding	Managing Director and Portfolio Manager, Parametric	December 2011
Jonathan Orseck	Managing Director and Portfolio Manager, Parametric	December 2011
John Apruzzese	Equity Portfolio Manager and Chairman of the Investment Policy Committee, Evercore	December 2011
John McDermott	Equity Portfolio Manager and lead manager of the Diversified Market Hedges strategy, Evercore	December 2011
Judith Moses	Equity Portfolio Manager, Evercore	December 2011
Brian Pollak	Fixed Income Portfolio Manager, Evercore	December 2011

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-336-9970. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

PROSPECTUS / December 30, 2011	21

WILMINGTON ROCK MAPLE ALTERNATIVES FUND

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Your withdrawals from a retirement fund may be subject to federal income tax.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.

Ask your sales person or visit your financial intermediary’s website for more information.

22	December 30, 2011 / PROSPECTUS

WILMINGTON LARGE-CAP STRATEGY FUND SUMMARY

Investment Goal

The Fund’s investment goal is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.36%	0.36%
Total Annual Fund Operating Expenses	1.11%	0.86%
Fee Waivers and/or Expense Reimbursements(1)	(0.61)%	(0.61)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.50%	0.25%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.50% and 0.25%, respectively, not including the effects of taxes or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
Expenses assuming redemption	$598	$826
Class I
Expenses assuming redemption	$26	$214

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. Large-cap companies are companies that have a market capitalization at the time of purchase at least equal to that of the smallest company in the Russell 1000 Index ($1.62 billion as of May 31, 2011). or at least equal to that of the smallest company expected to be included in the Russell 1000 Index after its next scheduled reconstitution. The Fund expects to invest substantially all of its assets in common stocks of U.S. companies.

The Fund’s Advisor determines the tactical allocation of the Fund’s assets and uses returns-based and holdings-based style analysis tools to assess the tactical weightings. The Fund’s investment adviser currently allocates the Fund’s assets between growth and value stocks. Once the investment adviser determines the tactical allocations, the sub-adviser builds a portfolio in accordance with the investment adviser’s allocation instructions. The sub-adviser uses quantitative models to construct a portfolio for the Fund.

The sub-adviser invests in a representative sample of securities which are included in the Fund’s benchmark index (Russell 1000 Index) or another index of large-capitalization companies, weighted to reflect the investment adviser’s growth and value tactical allocations. The return for each of the growth and value portions of the portfolio are intended

PROSPECTUS / December 30, 2011	23

WILMINGTON LARGE-CAP STRATEGY FUND

to correlate closely with the return for the corresponding growth and value components of the applicable benchmark. The sub-adviser will use its proprietary quantitative models to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-adviser’s investment performance will equal or approximate that of the benchmark index.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments may not anticipate market trends successfully. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Performance Information

No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund

Investment Advisor

Rodney Square Management Corporation (“RSMC”) (to be renamed “Wilmington Funds Management Corporation” on or about March 9, 2012)

Investment Sub-Advisor

MTB Investment Advisors, Inc. (“MTBIA”) (to be renamed “Wilmington Trust Investment Advisers” on or about January 10, 2012)

Portfolio Managers	Title	Service Date (with the Fund)
Andrew H. Hopkins, CFA, CPA	Vice President and Director of Equity Management at RSMC	December 2011
Edward Forrester	Assistant Vice President and Portfolio Manager/Research Analyst at MTBIA	December 2011
Rex Macey, CFA, CFP, CIMA	Senior Vice President, Chief Investment Officer and Director of Investment Research at MTBIA	December 2011
Allen E. Choinski, CFA	Assistant Vice President and Portfolio Manager/Research Analyst at MTBIA	December 2011

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-336-9970. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Your withdrawals from a retirement fund may be subject to federal income tax.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.

Ask your sales person or visit your financial intermediary’s website for more information.

24	December 30, 2011 / PROSPECTUS

WILMINGTON SMALL-CAP STRATEGY FUND SUMMARY

Investment Goal

The Fund’s investment goal is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.28%	1.03%
Fee Waivers and/or Expense Reimbursements(1)	(0.78)%	(0.78)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.50%	0.25%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.50% and 0.25%, respectively, not including the effects of taxes or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A
Expenses assuming redemption	$598	$861
Class I
Expenses assuming redemption	$26	$250

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap companies. Small-cap companies are companies that have a market capitalization at the time of purchase less than the largest company in the Russell 2000 Index ($2.97 billion as of May 31, 2011) or less than the largest company expected to be included in the Russell 2000 Index after its next scheduled reconstitution. The Fund expects to invest substantially all of its assets in common stocks of U.S. companies.

The Fund’s Advisor determines the tactical allocation of the Fund’s assets and uses returns-based and holdings-based style analysis tools to assess the tactical weightings. The Fund’s investment adviser currently allocates the Fund’s assets between growth and value stocks. Once the investment adviser determines the tactical allocations, the sub-adviser builds a portfolio in accordance with the investment adviser’s allocation instructions. The sub-adviser uses quantitative models to construct a portfolio for the Fund.

The sub-adviser invests in a representative sample of securities which are included in the Fund’s benchmark index

PROSPECTUS / December 30, 2011	25

WILMINGTON SMALL-CAP STRATEGY FUND

(Russell 2000 Index) or another index of small-capitalization companies, weighted to reflect the investment adviser’s growth and value tactical allocations. The return for each of the growth and value portions of the portfolio are intended to correlate closely with the return for the corresponding growth and value components of the applicable benchmark. The sub-adviser will use its proprietary quantitative models to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-adviser’s investment performance will equal or approximate that of the benchmark index.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments may not anticipate market trends successfully. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time at the price that the seller would like.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

•	Small-Cap Stock Risk. Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Performance Information

No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund

Investment Advisor

Rodney Square Management Corporation (“RSMC” or the “Advisor”) (to be renamed “Wilmington Funds Management Corporation” on or about March 9, 2012)

Investment Sub-Advisor

MTB Investment Advisors, Inc. (“MTBIA”) (to be renamed “Wilmington Trust Investment Advisers” on or about January 10, 2012)

Portfolio Managers	Title	Service Date (with the Fund)
Andrew H. Hopkins	Vice President and Director of Equity Management at RSMC	December 2011
Edward Forrester	Assistant Vice President and Portfolio Manager/Research Analyst at MTBIA	December 2011
Rex Macey	Senior Vice President, Chief Investment Officer and Director of Investment Research at MTBIA	December 2011
Allen E. Choinski	Assistant Vice President and Portfolio Manager/Research Analyst at MTBIA	December 2011

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-336-9970. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Your withdrawals from a retirement fund may be subject to federal income tax.

26	December 30, 2011 / PROSPECTUS

WILMINGTON SMALL-CAP STRATEGY FUND

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.

Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / December 30, 2011	27

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT GOALS, STRATEGIES AND RISKS

This prospectus of the Trust offers Shares of 7 Funds, including Class A Shares and Class I Shares. The following pages describe the principal securities of each Fund. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus. The investment goal of a Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

WILMINGTON MUNICIPAL BOND FUND

Investment Goal

The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. The Fund’s investment goal may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies of the Fund

The Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. As a non-fundamental policy, the Fund will maintain a short-to-intermediate (2 to 8 years) average dollar-weighted duration. The duration of a bond that has fixed cash flows is the weighted average of the times until those fixed cash flows are received.

The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

The investment advisor may purchase securities based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security’s value) or both. The investment advisor may sell securities in anticipation of market declines, credit downgrades or to purchase other fixed income securities that the investment advisor believes will perform better.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 44, include:

•	Call Risk
•	Interest Rate Risk
•	Credit Risk
•	Prepayment Risk
•	Tax Risk
•	Sector Focus Risk

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND

Investment Goal

The Fund’s investment goal is to seek a high level of total return consistent with an aggressive level of risk relative to the other Wilmington Strategic Allocation Funds. The Fund’s investment goal may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies of the Fund

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a high level of total return consistent with an aggressive level of risk relative to the other Wilmington Strategic Allocation Funds. The Fund invests, directly and indirectly, in a broad combination of fixed-income and equity securities, and other assets. The Fund invests directly by buying individual equity and fixed income securities, including exchange-traded notes. The Fund invests indirectly by buying shares of other funds, some of which are managed by the Advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The Advisor will vary, from time to time, the amount of assets that is allocated among equity and fixed income investments, and among individual securities and Underlying Funds, in an attempt to achieve the Fund’s investment goal, based upon the Advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

The Fund anticipates that generally, it will maintain the following allocations, although the Fund is not required to maintain exposure to any particular asset class or investment style. The following allocation ranges are approximate and may be exceeded from time to time:

•	allocating 30-%-85% of fund assets to global equity securities;

28	December 30, 2011 / PROSPECTUS

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT GOALS, STRATEGIES AND RISKS

•	allocating 0%-65% of fund assets to global fixed income securities;

•	allocating 0%-50% of fund assets to non-traditional investments; and

•	allocating 0%-5% of fund assets to cash and cash equivalents.

Underlying Funds may invest in any industry or business, and in any country, region or market. An Underlying Fund may invest in any type of equity security (common, preferred or convertible) and in any capitalization range (e.g., micro-, small-, mid-, large- or mega-cap), and may employ any investment style (e.g., growth, value, core). An Underlying Fund may invest in any type of fixed income security (e.g., corporate, government, asset-backed, mortgage-backed, and zero-coupon securities), including fixed rate, variable rate, inflation-indexed and floating rate debt (including bank loans), with any maturity (e.g., short-term, intermediate-term or long-term), secured or unsecured, and with any credit quality or rating (e.g., investment grade, high yield (“junk”)). The Fund may make non-traditional investments through Underlying Funds that invest in real estate assets, commodity–related assets and natural resources, infrastructure assets and hedge fund strategies, and through investments in exchange-traded notes that are linked, directly or indirectly, to real estate, commodities, natural resources, infrastructure assets and hedge fund strategies. The Advisor may invest directly in equity and fixed income securities of the same types and with the same terms and features as described above for Underlying Funds, other than with respect to hedge fund strategies, real estate, and commodities. The Advisor anticipates that generally, it will make direct investments in securities in domestic markets and on domestic exchanges, although it may invest directly in foreign markets. Within the parameters described above (and subject to any other applicable limitations), the Advisor may favor particular asset classes, investment styles, types and qualities of securities, geographic regions, markets and industries.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends relating to trade balances and labor information. While the Advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of stocks, bonds and nontraditional investments in connection with economic, financial and other market trends.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 44, include:

•	Asset Allocation Risk
•	Commodity-Related Risk
•	Credit Risk
•	Exchange Traded Funds (ETFs) Risk
•	Exchange Traded Notes (ETNs) Risk
•	Foreign Investing Risk
•	Hedge Fund Strategies’ Risk
•	Infrastructure Assets Risk
•	Inflation-Indexed Securities’ Risk
•	Interest Rate Risk
•	Natural Resources Risk
•	Non-Investment Grade Securities (Junk Bonds) Risk
•	Real Estate-Related Risk
•	Small-Cap Stocks Risk
•	Stock Market Risk
•	Underlying Funds’ Risk

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND

Investment Goal

The Fund’s investment goal is to seek a high level of total return consistent with a conservative level of risk relative to the other Wilmington Strategic Allocation Funds. The Fund’s investment goal may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies of the Fund

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a high level of total return consistent with a conservative level of risk relative to the other Wilmington Strategic Allocation Funds. The Fund invests, directly and indirectly, in a broad combination of fixed-income and equity securities, and other assets. The Fund invests directly by buying individual equity and fixed income securities, including exchange-traded notes. The Fund invests indirectly by buying shares of other funds, some of which are managed by the Advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The Advisor will vary, from time to time, the amount of assets that is allocated among equity and fixed income investments, and among individual securities and Underlying Funds, in an attempt to achieve the Fund’s investment goal, based upon the Advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

PROSPECTUS / December 30, 2011	29

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT GOALS, STRATEGIES AND RISKS

The Fund anticipates that generally, it will maintain the following allocations, although the Fund is not required to maintain exposure to any particular asset class or investment style. The following allocation ranges are approximate and may be exceeded from time to time:

•	allocating 10-%-65% of fund assets to global equity securities;

•	allocating 20%-85% of fund assets to global fixed income securities;

•	allocating 0%-30% of fund assets to non-traditional investments; and

•	allocating 0%-20% of fund assets to cash and cash equivalents.

Underlying Funds may invest in any industry or business, and in any country, region or market. An Underlying Fund may invest in any type of equity security (common, preferred or convertible) and in any capitalization range (e.g., micro-, small-, mid-, large- or mega-cap), and may employ any investment style (e.g., growth, value, core). An Underlying Fund may invest in any type of fixed income security (e.g., corporate, government, asset-backed, mortgage-backed, and zero-coupon securities), including fixed rate, variable rate, inflation-indexed and floating rate debt (including bank loans), with any maturity (e.g., short-term, intermediate-term or long-term), secured or unsecured, and with any credit quality or rating (e.g., investment grade, high yield (“junk”)). The Fund may make non-traditional investments through Underlying Funds that invest in real estate assets, commodity–related assets and natural resources, infrastructure assets and hedge fund strategies, and through investments in exchange-traded notes that are linked, directly or indirectly, to real estate, commodities, natural resources, infrastructure assets and hedge fund strategies. The Advisor may invest directly in equity and fixed income securities of the same types and with the same terms and features as described above for Underlying Funds, other than with respect to hedge fund strategies, real estate, and commodities. The Advisor anticipates that generally, it will make direct investments in securities in domestic markets and on domestic exchanges, although it may invest directly in foreign markets. Within the parameters described above (and subject to any other applicable limitations), the Advisor may favor particular asset classes, investment styles, types and qualities of securities, geographic regions, markets and industries.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends relating to trade balances and labor information. While the Advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of stocks, bonds and nontraditional investments in connection with economic, financial and other market trends.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 44, include:

•	Asset Allocation Risk
•	Commodity-Related Risk
•	Credit Risk
•	Exchange Traded Funds (ETFs) Risk
•	Exchange Traded Notes (ETNs) Risk
•	Foreign Investing Risk
•	Hedge Fund Strategies Risk
•	Infrastructure Assets Risk
•	Inflation-Indexed Securities’ Risk
•	Interest Rate Risk
•	Natural Resources Risk
•	Non-Investment Grade Securities (Junk Bonds) Risk
•	Real Estate-Related Risk
•	Small-Cap Stocks Risk
•	Stock Market Risk
•	Underlying Funds’ Risk

WILMINGTON MULTI-MANAGER REAL ASSET FUND

Investment Goal

The Fund’s investment goal is to achieve long-term preservation of capital with current income. The Fund’s investment goal may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies of the Fund

The Multi-Manager Real Asset Fund under normal market conditions invests at least 80% of its net assets in “Real Return” assets consisting of (i) inflation-protected and fixed-income securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities. In managing the Multi-Manager Real Asset Fund, the investment advisor determines the Multi-Manager Real Asset Fund’s strategic asset allocation among Real Return assets. The following table illustrates the range of the

30	December 30, 2011 / PROSPECTUS

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT GOALS, STRATEGIES AND RISKS

Multi-Manager Real Asset Fund’s allocation among the Real Return asset classes (the allocations and/or actual holdings will vary from time to time):

Inflation-Protected and Fixed-Income Securities	Real Estate-Related Securities	Commodity/Natural Resource-Related Securities
20%-80%	0%-60%	0%-40%

Inflation-Protected and Fixed-Income Securities. Inflation-protected debt securities are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. With respect to this portion of its portfolio, the Multi-Manager Real Asset Fund will invest in Treasury Inflation Protected Securities (“TIPS”), foreign currency-denominated inflation-protected securities and other fixed-income securities not adjusted for inflation. Such other fixed-income securities may include: U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. Certain floating rate bonds can potentially proxy for inflation-specific instruments, or non-adjusted bonds could be combined with swaps to create a synthetic ILB. The Multi-Manager Real Asset Fund may invest in securities with effective or final maturities of any length. The Multi-Manager Real Asset Fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality. TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation. The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation- adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government.

Real Estate-Related Securities. The Multi-Manager Real Asset Fund also invests in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Multi-Manager Real Asset Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. Companies and their products and services are deemed to be “related to the real estate industry” if they are involved in the development, ownership, leasing, training, construction, management or sale of real estate, or provide services or products to such companies, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Multi-Manager Real Asset Fund will invest in real estate companies, such as REITs that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

The Multi-Manager Real Asset Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.

Commodity/Natural Resource-Related Securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Multi-Manager Real Asset Fund invests in common and preferred stocks and convertible securities of issuers in commodity-related industries and other financial instruments and securities including interests in baskets of equity securities, ETFs and other investment companies.

The Multi-Manager Real Asset Fund may also invest in “commodity-linked derivative instruments.” Commodity-linked derivative instruments include commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The value of a commodity-linked derivative instrument is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.

The Multi-Manager Real Asset Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity- linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Multi-Manager Real Asset Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Multi-Manager Real Asset Fund may receive more or less

PROSPECTUS / December 30, 2011	31

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT GOALS, STRATEGIES AND RISKS

principal than it originally invested. The Multi-Manager Real Asset Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Multi-Manager Real Asset Fund employs a multi-manager approach, relying on several sub-advisors with different investment philosophies to manage a portion of the Fund’s assets under the general supervision of RSMC. RSMC may also allocate a portion of the Fund’s assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Fund’s investment goal. As a shareholder in an investment company, the Multi-Manager Real Asset Fund bears its pro-rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, the Multi-Manager Real Asset Fund may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs. The Multi-Manager Real Asset Fund may also invest up to 55% of its assets in foreign securities.

RSMC allocates the balance of the Multi-Manager Real Asset Fund’s assets between or among the sub-advisors. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity, real estate, and commodities markets; the outlook and projected growth of various industrial sectors; and information relating to business cycles.

The multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-advisor’s performance in a market cycle during which that sub-advisor’s investment approach is less successful. Because each sub-advisor has a different investment approach, the performance of one sub-advisor is expected to offset the impact of another sub-advisor’s performance, regardless of the market cycle. The successful performance of a sub-advisor will be diminished by the less successful performance of another sub-advisor. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

Any percentage limitations with respect to assets of the Multi-Manager Real Asset Fund or the capitalization requirement of companies in which the Fund invests are applied at the time of purchase.

Other Investment Strategies and Policies

The Multi-Manager Real Asset Fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. The Fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Additional Information Regarding the Multi-Manager Approach

The Fund employs a multi-manager approach, relying on several sub-advisers with different investment philosophies to manage a portion of the Fund’s assets under the general supervision of RSMC. This approach is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multi-manager approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multi-manager approach will be achieved.

Strategies of Advisor/Sub-advisors to the Multi-Manager Real Asset Fund

Rodney Square Management Corporation (“RSMC”)

Enhanced Cash Strategy. RSMC manages a portion of the Multi-Manager Real Asset Fund allocated to its “enhanced cash strategy.” Investments will consist of money market instruments, including fully collateralized repurchase agreements, commercial paper, bank certificates of deposit, treasury securities, corporate bonds and floating rate notes. Investments will be selected to maximize the return relative to 3- month Treasury bills. In implementing this strategy, RSMC will use quantitative and economic analysis to allocate assets among issuers of different quality, sectors, industries and positions on the yield curve. RSMC will consider factors which influence yields on short- term securities including, but not limited to, inflation, economic growth and Federal Reserve Board monetary policy. These factors will influence the selection of sectors for investment, as well as the average maturity of the portfolio. While the investment process is similar to that used for money market funds, there is a greater emphasis on incremental return than on daily liquidity needs.

TIPS Strategy. Although RSMC does not currently manage any assets of the Multi-Manager Real Asset Fund under its TIPS strategy, it may do so in the future. The RSMC TIPS portfolio is managed to provide competitive returns using the Barclays U.S. TIPS Index as the benchmark. RSMC attempts to identify value opportunities and determine the optimal yield curve position for the Multi-Manager Real

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT GOALS, STRATEGIES AND RISKS

Asset Fund. Research is conducted through the use of models, relative value tools and fundamental and quantitative research. The TIPS modeling focuses on the weighting of the index within defined duration cell brackets and the yield and duration characteristics for each bracket. The portfolio is constructed by investing in TIPS securities that reflect economic trends and identify opportunities using these characteristics. The portfolio is expected to benefit from using the least expensive and higher yielding securities within each cell bracket to add incremental returns.

EII Realty Securities Inc. (“EII”)

EII manages a portion of the Multi-Manager Real Asset Fund’s assets allocated to global real estate-related securities. EII will construct a portfolio that under normal market conditions, will consist of: equity and equity-linked securities of U.S. and non-U.S. companies that are actively engaged in the ownership, development and management of real estate investment trusts (REITs) and real estate operating companies. The portfolio may also invest in but are not limited to common stock, preferred stock, convertible securities, depositary receipts and rights and warrants. By investing in the major global property markets (including those in emerging market countries), EII seeks to benefit from the cyclical nature of the real estate industry, the expanding role of securitization in global property markets and broad exposure to investing in different markets worldwide. EII seeks to maximize risk-adjusted returns and evaluates the relative risks of each investment in the context of overall portfolio risk. EII closely monitors the exposure to markets and countries with the highest levels of risk (as measured by standard deviation of returns). EII’s investment process employs a combination of a “top-down,” macro level analysis, together with rigorous “bottom-up,” fundamental securities and real estate research and analysis on individual companies. EII places an emphasis on companies that it believes are under-valued and/or lesser known, well managed and well positioned to capitalize on the trends in their respective markets.

CBRE Clarion Securities LLC (“CBRE Clarion”) (formerly ING Clarion Real Estate Securities, LLC )

CBRE Clarion manages portion of the Multi-Manager Real Asset Fund’s assets allocated to global real estate-related securities. CBRE Clarion uses a multi-step investment process for constructing an investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. First, CBRE Clarion selects sectors and geographic regions in which to invest, and determines the degree of representation of such sections and regions, through a systematic evaluation of public and private property market trends and conditions. Second, CBRE Clarion uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) management and strategy; and (iii) capital structure.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO manages a portion of the Multi-Manager Real Asset Fund’s allocation to global inflation-protected and fixed-income securities. In managing the Multi-Manager Real Asset Fund’s assets, PIMCO utilizes its Global Real Return strategy and its Emerging Market (EM) Local Bonds Index strategy. Approximately, 85% of the assets allocated to PIMCO will be managed pursuant to the Global Real Return strategy and approximately 15% of the assets allocated to PIMCO will be managed utilizing the Emerging Market (EM) Local Bonds Index strategy. Under each strategy at least 70% of the assets allocated to PIMCO will be invested in inflation-linked debt securities. In implementing each strategy, PIMCO uses a multi-step investment process for constructing an investment portfolio that includes both top-down and bottom-up decision making. First, PIMCO performs secular analysis in which it formulates its outlook for global bond markets over the next three to five years. Second, PIMCO conducts an analysis of cyclical or business cycle trends. The top-down strategies implemented by PIMCO tend to focus on the portfolio’s exposure to interest rates, changing volatility, yield curve positioning and sector rotation. Third, PIMCO’s Investment Committee works on a consensus basis to develop major strategies that serve as a model for the portfolio. In order to achieve each strategy’s objective, PIMCO may invest in inflation debt securities and other fixed income securities, including but not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments including participations in delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

HSBC Global Asset Management (France) (“HSBC”) (Formerly Sinopia Asset Management, S.A.)

HSBC also manages a portion of the Multi-Manager Real Asset Fund’s allocation to global inflation-protected securities. HSBC constructs a portfolio that primarily consists of global inflation-linked bonds and other debt instruments including money market instruments. HSBC seeks to invest in developed inflation-linked bond markets, including those of the Euro Zone, the United States, the United Kingdom, Sweden, Canada, Australia and Japan. HSBC attempts to

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT GOALS, STRATEGIES AND RISKS

maximize performance by actively managing: (i) the overall sensitivity of the portfolio to changes in real interest rates, (ii) the allocation between various inflation indices, (iii) the allocation between different issuers of international inflation-linked bonds, (iv) the portfolio’s position on the real interest rate curve and (v) the tactical allocation between inflation-linked bonds and money market securities. In addition, HSBC may utilize certain currency hedging techniques to attempt to minimize the impact of exchange rates on portfolio performance.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 44, include:

•	Asset Allocation Risk
•	Commodity-Related Risk
•	Credit Risk
•	Natural Resources Risk
•	Exchange Traded Funds Risk
•	Foreign Investing Risk
•	Forward Currency Exchange Contract Risk
•	Futures Contracts Risk
•	Inflation-Indexed Securities Risk
•	Interest Rate Risk
•	Leverage Risk
•	Liquidity Risk
•	Stock Market Risk
•	Multi-Manager Risk
•	Prepayment Risk
•	Real Estate-Related Risk
•	Structured Note Risk
•	Swap Agreement Risks
•	Underlying Funds’ Risk

WILMINGTON ROCK MAPLE ALTERNATIVES FUND

Investment Goal

The Fund seeks long-term growth of capital through consistent returns from investments that have a low correlation to traditional asset classes. The Fund’s investment goal may be changed by the Board of Trustees without shareholder approval. There is no guarantee that the Fund will achieve its investment goal.

Principal Investment Strategies of the Fund

RSMC seeks to achieve the Fund’s investment goal by allocating the Fund’s assets (in an arrangement known as a multi-manager structure) among a number of sub-advisers with experience in managing alternative or non-traditional investment strategies. RSMC engages MTB Investment

Advisors, Inc. (“MTBIA”) and Rock Maple Services, LLC (“Rock Maple”) to assist in the identification and selection of sub-advisers and in the portfolio construction process.

MTBIA determines the Fund’s asset allocation among the different sub-advisers. When making these allocation decisions, MTBIA considers, among other things, the current macroeconomic outlook, input from Rock Maple regarding sub-adviser due diligence and risk management, relative valuation levels and volatility in the equity, fixed income and commodities markets, market flows and market liquidity, and information relating to business cycles. The sub-advisers may use one or a combination of the following investment strategies:

•	Commodities: A commodities strategy seeks exposure to the performance of the commodities markets and/or exposure to a long/short strategy that is based on commodity trends.

•

Convertible Arbitrage: A convertible arbitrage strategy seeks to take advantage of pricing inefficiencies of the embedded option in a convertible bond. To implement a convertible arbitrage strategy, a sub-adviser may purchase a portfolio of convertible bonds, and hedge a portion of the equity risk, interest rate and credit risk of the bonds by selling the underlying common stock short.

•

Event-Driven: An event-driven strategy seeks to profit from potential mispricings of securities related to a specific corporate or market event, such as mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events.

•	Long-Only: A long-only strategy seeks to profit from investing in securities that are expected to appreciate in value.

•	Long/Short Equity: A long/short equity strategy typically seeks to profit from investing on both the long and short sides of equity market.

•

Long/Short Credit, Fixed Income and Distressed Debt: Long/short credit, fixed income, and distressed debt strategies typically focus primarily in debt securities of domestic and foreign (including emerging market) governments, government-related agencies, and companies, of all maturities and credit qualities, including corporate bonds, bank loans and distressed debt, and mortgage-backed securities. Typical credit related investment strategies involve a long/short or event-driven style similar to those described above in “Event-Driven” and “Long/Short Equity.”

•

Market Neutral: A market neutral strategy seeks to keep exposure to overall market risk very low by combining long and short equity positions. To implement a market neutral strategy, a sub-adviser typically takes long positions in that it believes are undervalued and takes short

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT GOALS, STRATEGIES AND RISKS

positions in stocks that it believes are overvalued.

•

Merger Arbitrage: A merger arbitrage strategy is a form of an event-driven strategy. A sub- adviser implementing a merger arbitrage strategy typically invests simultaneously in long and short positions in both companies involved in a merger or acquisition. A sub-adviser typically purchases the stock of the acquired company and shorts the stock of the acquiring company.

•

Pairs Trading: A pairs trading strategy typically seeks to match a long position with a short position in two securities of the same sector. Certain securities, often competitors in the same sectors, are some times correlated in their day to day price movements. If the performance link breaks down, i.e. one stock trades up while the other is traded down, a sub-adviser may sell the outperforming stock and buy the underperforming one, based on the assumption that the “spread” between the two would eventually converge.

The sub-advisers implement the various investment strategies by investing in a wide variety of securities and financial instruments available in both U.S. and non-U.S. markets. The sub-advisers may invest the Fund’s assets in the following securities and financial instruments: convertible securities; debt securities of any credit quality and maturity; derivatives, including commodity-linked derivatives, credit or equity-linked instruments, forward contracts, futures, options, options on futures, structured notes and swap agreements; equity securities; exchange traded notes (“ETNs”); investment companies, including exchange-traded funds (“ETFs”); master limited partnerships (“MLPs”); mortgage backed and asset backed securities; other pooled investment vehicles; preferred stock; and repurchase agreements. RSMC, MTBIA and Rock Maple may directly invest a portion of the Fund’s assets.

Each sub-adviser has complete discretion to invest its portion of the Fund’s assets as it deems appropriate within the constraints of the Fund’s investment goal, strategies and restrictions. A sub-adviser may sell (or close a position in) a security when it determines that a particular security has reached a target price or target yield, or that the reasons for maintaining that position are no longer valid. The Fund may engage in active and frequent trading as part of its principal investment strategy.

RSMC has ultimate responsibility, subject to oversight of the Board of Trustees (“Board”), to oversee the sub-advisers and recommend their hiring, termination and replacement. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Trust and RSMC may enter into new sub-advisory agreements or materially amend existing sub-advisory agreements, subject to approval by the Board (including a majority of Independent Trustees), without obtaining shareholder approval. When the Fund relies on such exemptive relief, the shareholders of the Fund will be provided with information about the sub-adviser and the sub-advisory agreement. Any changes to a sub-advisory agreement that would result in an increase in the overall management and advisory fees of the Fund or involving an affiliate are required to be approved by the shareholders of the Fund. RSMC can hire additional sub-advisers that use any strategy and new strategies may be developed in the future.

Other Investment Strategies and Policies

In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Fund may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. The Fund may not invest in accordance with its investment goal or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment goal.

Additional Information Regarding the Multi-Manager Approach

The Fund employs a multi-manager approach, relying on several sub-advisers with different investment philosophies to manage a portion of the Fund’s assets under the general supervision of RSMC. This approach is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multi-manager approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multi-manager approach will be achieved.

Additional Information Regarding the Sub-Adviser’s Investment Strategies

Acuity Capital Management, LLC (“Acuity Capital”)

Acuity employs long/short credit, fixed income and convertible arbitrage strategies. Acuity is involved in multi-strategic credit investing with a focus on high yield, investment grade, bank debt, convertibles and convertible arbitrage. Acuity utilizes a top-down and bottom-up approach marrying macro themes to specific asset silos and individual positions. Acuity analyzes investments from both the long and short side and tries to discern both absolute and relative value propositions. In general, Acuity seeks to construct a portfolio that takes advantage of various inefficiencies that routinely occur in credit and convertible investing.

PROSPECTUS / December 30, 2011	35

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT GOALS, STRATEGIES AND RISKS

ADAR Investment Management LLC (“ADAR”)

ADAR seeks opportunities primarily in the U.S. equity markets, and employs an event-driven long/short equity investment strategy. Using a fundamentally based, bottom-up approach, ADAR purchases stocks that it believes are undervalued where ADAR also believes a catalyst exists to cause the security’s value to move in line with ADAR’s investment thesis. ADAR focuses on dividend-paying equity securities and attempts to dynamically hedge the portfolio with one or more market and/or sector ETFs to reduce market and/or sector risk.

The investment strategy of ADAR described above represents a modified version of the investment strategy implemented by ADAR in its flagship hedge fund (the “Flagship Fund”) and in the institutional separately managed accounts that generally trade pari passu with the Flagship Fund (together with the Flagship Fund, the “Pari Passu Accounts”), with the principal differences being that in the Pari Passu Accounts, (i) ADAR invests in short investment theses in addition to long investment theses, (ii) the Pari Passu Accounts are not focused primarily on dividend-paying equity securities, (iii) ADAR actively trades the positions whereas the ADAR more passively trade the investments in the sleeve of the Fund managed by ADAR, and (iv) ADAR often hedges individual investments with one or more individual securities. As a result, the performance of the sleeve of the Fund managed by ADAR is expected to be different from the performance of the Flagship Fund and the other Pari Passu Accounts.

Calypso Capital Management, LP (“Calypso”)

Calypso employs a long/short equity strategy focused on European and United Kingdom companies. Calypso seeks to invest in companies that it believes are undervalued. Calypso uses fundamental company and market research to identify investment opportunities. Through an analysis of industry trends, Calypso seeks to identify companies that offer competitive advantages, product visibility with minimal obsolescence risk, market share and growth potential. Calypso utilizes market research, which often includes meetings with many layers of company management and industry contacts such as suppliers and distributors, to identify catalysts which could change its fundamental outlook. Calypso focuses on the following sectors: media, consumer, industrials, infrastructure, business services and energy.

Rock Maple Services, LLC (“Rock Maple”)

Rock Maple employs a multi-strategy investment approach designed to achieve a target rate of return. Using a disciplined portfolio construction process that involves quantitative research and qualitative evaluation, Rock Maple focuses on understanding and anticipating the sequencing of future returns of a particular investment, and potential investment outcomes across a variety of economic environments.

TIG Advisors, LLC (“TIG”)

TIG employs multiple strategies, one of which is a long/short equity strategy focused on U.S. small and middle capitalization companies. TIG utilizes a bottom-up, fundamental analysis to pick stocks. TIG analyzes investments to determine their growth prospects, return on capital and quality of management. TIG utilizes these characteristics to assist in determining an appropriate valuation, investment timeframe and risk/reward on potential investments.

Water Island Capital, LLC (“Water Island” )

Water Island employs an Event-Driven Strategy and invests in equity and debt securities of companies whose prices it believes are or will be impacted by a corporate event. Specifically, Water Island employs investment strategies designed to capture price movements generated by publicly announced or anticipated corporate events such as investing in companies involved in mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. These investments may be in both U.S. and non-U.S. securities. Water Island may also utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event-driven opportunities.

Whitebox Advisors LLC (“Whitebox”)

Whitebox employs a long/short investment strategy. Whitebox utilizes quantitative models to create a portfolio of U.S. equity long/short positions, but remains sector, beta and dollar neutral. Whitebox’s model relies on different factors including: technicals, valuation, profitability, growth, earning estimates and capital structure. Whitebox’s model is comprised of approximately 40 factors.

Madison Street Partners LLC (“Madison”)

Madison employs an opportunistic value-oriented, long-short equity strategy. It invests in undervalued or overlooked companies across the market capitalization spectrum with an emphasis towards small- and mid-capitalization companies where it can leverage both its expertise in fundamental securities analysis and its experience in managing portfolio risk and protecting capital.

Parametric Risk Advisors (“Parametric”)

Parametric employs a systematic option strategy designed to take advantage of the persistent relationship of implied volatility to realized volatility. Under normal market conditions, the strategy is managed with a pre-determined maximum drawdown threshold. The strategy is generally non-correlated to equity or fixed income return over time. Like any absolute return strategy, it can react negatively to discontinuous shifts in markets; however, unlike most it has a maximum loss threshold which is absolute.

Evercore Wealth Management, LLC (“Evercore”)

Evercore employs what it refers to as a diversified market hedges strategy. Evercore seeks to mitigate risks to significant asset classes posed by monetary and fiscal policy.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT GOALS, STRATEGIES AND RISKS

Securities will be purchased if the portfolio managers deem them likely to benefit from fiscal and monetary policy changes. Securities will be sold or the portfolio managers will use structures to short securities if they deem the underlying asset valuation is likely to suffer based on monetary and fiscal policy changes. No direct leverage is used in the strategy.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 44, include:

•	Active Trading Risk
•	Asset Allocation Risk
•	Arbitrage Risk
•	Commodity-Linked Derivative Investment Risk
•	Convertible Securities Risk
•	Counterparty Risk
•	Credit Default Swap Risk
•	Credit Risk
•	Exchange Traded Funds Risk
•	Natural Resources Risk
•	Derivative Securities Risk
•	Distressed Securities Risk
•	Exchange Traded Notes (ETNs) Risk
•	Event-Driven Trading Risk
•	Foreign Investing Risk
•	Forward Currency Exchange Contract Risk
•	Interest Rate Risk
•	Leverage Risk
•	Liquidity Risk
•	MLPs Risk
•	Mortgage-Backed and Asset-Backed Securities Risk
•	Multi-Manager Risk
•	Non-Investment Grade Securities (Junk Bonds) Risk
•	Options and Futures Risk
•	OTC Trading Risk
•	Preferred Stocks Risk
•	Prepayment Risk
•	Repurchase Agreements Risk
•	Short Sale Risk
•	Structured Note Risk
•	Stock Market Risk
•	Swap Agreement Risk
•	Tax Risk
•	Underlying Funds’ Risk
•	Valuation Risk

WILMINGTON LARGE-CAP STRATEGY FUND

Investment Goal

The Fund’s investment goal is to achieve long-term capital appreciation. The Fund’s investment goal may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies of the Fund

The Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. This policy is non-fundamental and may be changed upon 60 days prior written notice to shareholders. Large-cap companies are companies that have a market capitalization at the time of purchase at least equal to that of the smallest company in the Russell 1000 Index ($1.62 billion as of May 31, 2011) or at least equal to that of the smallest company expected to be included in the Russell 1000 Index after its next scheduled reconstitution. The Fund expects to invest substantially all of its assets in common stocks of U.S. companies.

The Funds’ investment adviser, Rodney Square Management Corporation (“RSMC”) determines the tactical allocation of the Fund’s assets. RSMC currently allocates the Fund’s assets between growth and value stocks. Future allocations could be based upon a variety of other quantitative or qualitative factors including, but not limited to, quality, size, dividend yield, price-to-earnings ratio, relative volatility, industry and economic sector exposure, price-to-book ratio, valuation, liquidity, momentum, and earnings revisions. RSMC uses returns-based and holdings-based style analysis tools to assess the tactical weightings.

Once RSMC determines the tactical weightings, MTB Investment Advisors, Inc. (“MTBIA”) uses its proprietary Quantitative Investment Strategy to build a portfolio in accordance with RSMC’s allocation instructions. MTBIA invests in a representative sample of securities which are included in the Fund’s benchmark index (Russell 1000 Index) or another index of large-capitalization companies, weighted to reflect RSMC’s growth and value tactical allocations.

MTBIA uses quantitative models to construct a portfolio for each Fund. The return for each of the growth and value portions of the Fund are intended to correlate closely with the return for the corresponding growth and value components of the applicable benchmark index. MTBIA will use these quantitative models to rebalance each portfolio and to make buy and sell decisions on individual securities. Notwithstanding these strategies, there is no assurance that MTBIA’s investment performance will equal or approximate that of the benchmark index. The performance of the Fund and the benchmark index will differ due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC’s tactical allocations between growth and value styles or other factors.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT GOALS, STRATEGIES AND RISKS

which is described in the section “Specific Risks of Investing in the Funds” beginning on page 44, include:

•	Asset Allocation Risk
•	Risks Related to Investing for Growth
•	Risks Related to Investing for Value
•	Stock Market Risk

WILMINGTON SMALL-CAP STRATEGY FUND

Investment Goal

The Fund’s investment goal is to achieve long-term capital appreciation. The Fund’s investment goal may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies of the Fund

The Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap companies. This policy is non-fundamental and may be changed upon 60 days prior written notice to shareholders. Small-cap companies are companies that have a market capitalization at the time of purchase less than the largest company in the Russell 2000 Index ($2.97 billion as of May 31, 2011) or less than the largest company expected to be included in the Russell 2000 Index after its next scheduled reconstitution. The Fund expects to invest substantially all of its assets in common stocks of U.S. companies.

The Funds’ investment adviser, Rodney Square Management Corporation (“RSMC”) determines the tactical allocation of the Fund’s assets. RSMC currently allocates the Fund’s assets between growth and value stocks. Future allocations could be based upon a variety of other quantitative or qualitative factors including, but not limited to, quality, size, dividend yield, price-to-earnings ratio, relative volatility, industry and economic sector exposure, price-to-book ratio, valuation, liquidity, momentum, and earnings revisions. RSMC uses returns-based and holdings-based style analysis tools to assess the tactical weightings.

Once RSMC determines the tactical weightings, MTB Investment Advisors, Inc. (“MTBIA”) builds a portfolio in accordance with RSMC’s allocation instructions. MTBIA invests in a representative sample of securities which are included in the Small-Cap Fund’s benchmark index (Russell 2000 Index) or another index of small-capitalization companies, weighted to reflect RSMC’s growth and value tactical allocations.

MTBIA uses quantitative models to construct a portfolio for the Fund. The return for each of the growth and value portions of the Fund are intended to correlate closely with the return for the corresponding growth and value components of the Fund’s benchmark index. MTBIA will use these quantitative models to rebalance the Fund’s portfolio and to make buy and sell decisions on individual securities. Notwithstanding these strategies, there is no assurance that MTBIA’s investment performance will equal or approximate that of the benchmark index. The performance of the Fund and the benchmark index will differ due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC’s tactical allocations between growth and value styles or other factors.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 44, include:

•	Asset Allocation Risk
•	Liquidity Risk
•	Risks Related to Investing for Growth
•	Risks Related to Investing for Value
•	Small-Cap Stock Risk
•	Stock Market Risk

38	December 30, 2011 / PROSPECTUS

PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

Equity Funds:

•	Equity Securities
•	Common Stocks

Strategic Allocation Funds:

•	Equity Securities
•	Fixed Income Securities
•	U.S. Government Securities
•	Foreign Securities
•	Investing in Securities of Other Investment Companies

Bond Fund:

•	Fixed Income Securities
•	U.S. Government Securities
•	Mortgage Backed Securities
•	Asset Backed Securities
•	Municipal Securities

Multi-Manager Real Asset Fund:

•	Equity Securities
•	Common Stocks
•	Preferred Stocks
•	Convertible Securities
•	Fixed Income Securities
•	Investing in Securities of Other Investment Companies

Alternatives Fund

•	Equity Securities
•	Common Stocks
•	Preferred Stocks
•	Convertible Securities
•	Foreign Securities
•	Fixed Income Securities
•	Investing in Securities of Other Investment Companies

PROSPECTUS / December 30, 2011	39

PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information (“SAI”).

Equity Securities

Equity securities (“stocks”) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities (“bonds”) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.

A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the principal types of fixed income securities in which a Fund may invest.

U.S. Government Securities

U.S. Government securities generally consist of Treasury securities and agency securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities

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notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into Shares of common stock at a conversion price of $10 per share. If the market value of the Shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (“AMT”) for individuals and corporations.

Non-Investment Grade Securities (Junk Bonds)

Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds). These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

Inflation-Protected and Fixed-Income Securities

Inflation-protected debt securities are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. With respect to this portion of its portfolio, the Multi-Manager Real Asset Fund will invest in Treasury Inflation Protected Securities (“TIPS”), foreign currency-denominated inflation-protected securities and other fixed-income securities not adjusted for inflation. Such other fixed-income securities may include: U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. Certain floating rate bonds can potentially proxy for inflation-specific instruments, or non-adjusted bonds could be combined with swaps to create a synthetic ILB. The Multi-Manager Real Asset Fund may invest in securities with effective or final maturities of any length. The Multi-Manager Real Asset Fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality. TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation. The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation- adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

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Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security.

The foreign securities underlying American Depositary Receipts (“ADRs”) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and International Depositary Receipts (“IDRs”), are traded globally or outside the United States.

Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Exchange-Traded Notes (“ETNs”)

A Fund may invest in ETNs. ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day’s index factor). The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. ETNs are also subject to counterparty risk and fixed income risk.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, certain Funds may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasigovernmental agencies.

Derivative Contracts

Derivative securities (or “derivative contracts”) are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges

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may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (“OTC”) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Funds may trade in the following types of derivative contracts: options on securities; options on indexes; futures and options on futures; hybrid instruments; structured notes and swaps. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that such instruments are consistent with the Fund’s investment goal.

Short Sales

Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.

The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund is unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Swap Agreements

The Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, credit default swaps, equity swaps and commodity swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Credit Default Swaps

The Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a

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SPECIFIC RISKS OF INVESTING IN THE FUNDS

periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor. A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Investing In Securities Of Other Investment Companies

A Fund may invest its assets in securities of other investment companies, including exchange-traded funds (“ETFs”) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. The shares of most ETFs are listed and traded on stock exchanges at market prices, although some shares may be redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF Shares.

Pursuant to an SEC exemption, each of the Funds is permitted to invest in Shares of the MTB Money Market

Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Other Investment Strategies

Portfolio Turnover

Each Fund may actively trade its portfolio securities in an attempt to achieve its investment goal. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Temporary Defensive Investments

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment goal and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings For Investment Grade Securities

The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

Stock Market Risk

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

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Risks Related To Investing For Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size (Small and Mid Cap Risk)

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, small and medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Arbitrage Risk

The risk that securities purchased pursuant to an arbitrage strategy that intended to take advantage of the perceived relationship between the value of two securities may not perform as expected.

Commodity-Linked Derivative Investment Risk

The value of a commodity-linked derivative investment typically is based on the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. To the extent that a Fund invests in such derivative instruments, the Fund will be exposed economically to movements in commodity prices.

Convertible Securities Risk

Convertible securities are subject to the risks typically associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. A Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Counterparty Risk

A Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. A Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Debt Security Risk

Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

Derivative Securities Risk

The risk that a Fund’s use of derivatives will cause losses (1) due to the unexpected effect of market movements on a derivative’s price, (2) because the derivatives do not perform as anticipated, (3) because the derivatives are not correlated with the performance of other investments which they are used to hedge; or (4) if the Fund is unable to liquidate a position because of an illiquid secondary market.

Distressed Securities Risk

A Fund’s investment in distressed securities may involve a higher degree of credit risk, price volatility and liquidity risk. These instruments, which involve loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default. Valuing such instruments may be difficult and the Fund may lose all of its investment.

Early Closing Risk

A Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Event-Driven Trading Risk

Event-driven trading involves the risk that the special situation may not occur as anticipated, in which case a Fund may realize losses.

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Forward Currency Exchange Contract Risk

A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Limited History of Operations

A Fund is recently formed and has a limited history of operations. Several of the sub-advisers also have a limited history of managing the assets of a mutual fund, but the portfolio managers and employees employed by the sub-advisers have experience in managing investment portfolios, including portfolios with similar investment strategies and programs to those of the Fund.

Liquidity Risk

The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

MLPs Risk

Investing in MLPs entails risks related to fluctuations in energy prices, decreases in the supply of, or demand for, energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity.

Model and Data Risk

Given the complexity of the investments and strategies of the Alternatives Fund, the sub- advisers rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Multi-Manager Risk

The investment styles employed by sub-advisors may not be complementary. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.

Non-Investment Grade Securities (Junk Bonds) Risk

High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

Options and Futures Risk

When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position. The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

OTC Trading Risk

Certain of the derivatives in which the Alternatives Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty risk with respect to such derivatives contracts.

Sector Focus Risk

A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Short Sale Risk

Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risk

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risk

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risk

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline. A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Repurchase Agreements Risk

A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Tax Risk

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Municipal Bond Fund to its shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall. Income from the Municipal Bond Fund may be subject to the alternative minimum tax (“AMT”).

Risks Associated With Non-Investment Grade Securities

The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Foreign Investing Risk

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and

PROSPECTUS / December 30, 2011	47

SPECIFIC RISKS OF INVESTING IN THE FUNDS

financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Risks of Investing In Emerging Market Countries

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Asset Allocation Risk

The Strategic Allocation Funds are subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Active Trading Risk

The Funds may trade securities actively, which could increase transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Exchange-Traded Funds Risk

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment goals, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Leverage Risk

Leverage risk is created when an investment exposes the Fund to a level or risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Close Out Risk

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund close out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.

Commodity-Related Risk

Certain Funds are subject to Commodity-Related Risks. Investing in commodities expose the Fund to the greater volatility of the commodity markets, to commodity-specific risks (weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

Swap Agreement Risk

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal.

Credit Default Swap Risk

The Alternatives Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through

48	December 30, 2011 / PROSPECTUS

WHO MANAGES THE FUNDS

physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

Natural Resources Risk

Certain Funds are subject to Natural Resources Risks. Investing in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) exposes the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

Real Estate-Related Risk

Certain Funds are subject to Real Estate-Related Risks. Investing in real estate (generally real estate investment trusts) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

Underlying Funds’ Risk

The Strategic Allocation Funds, Multi-Managed, and Alternative Funds are subject to Underlying Funds’ Risk. The investment performance of the Funds is affected by the investment performance of the Underlying Funds in which they invest. The ability of the Funds to achieve their investment goals depends on the ability of the Underlying Funds to meet their investment goals and on the decisions of RSMC, as investment advisor, regarding the allocation of each Fund’s assets among the Underlying Funds. There can be no assurance that the investment goal of the Funds or any Underlying Fund will be achieved. Through their investments in Underlying Funds, the Funds are subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Funds and the Underlying Funds in which they invest bear fees and expenses, so investment in the Funds may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Funds may invest.

Disclosure Of Portfolio Holdings Information

The Funds’ annual and semiannual reports contain complete listings of each Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Each of these financial statements is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov.

Each quarter, each Fund provides the top 10 holdings to the insurance companies that offer the Fund in its insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such information is made publicly available, so that these entities may produce fact sheets about the Fund as of the end of such quarter, which may include an analysis of the Funds’ holdings by sector, credit quality and/or country, as applicable.

The SAI describes the policies and procedures that relate to the disclosure of the Funds’ portfolio holdings.

Who Manages The Funds

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Advisor, RSMC, a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 1100 North Market Street, Wilmington, Delaware 19890.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of September 30, 2011, M&T Bank Corporation had over $77.9 billion in assets. RSMC and entities affiliated with RSMC or its predecessors have served as investment advisor to MTB Funds since 2011 and, as of September 30, 2011, it managed approximately $5.5 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an advisory contract, the Advisor is entitled to receive an annual advisory fee from each Fund equal to a percentage of each Fund’s average daily net assets, and taking into account any applicable waivers or reimbursements, as follows:

FUND	Advisory Fee
Municipal Bond Fund	0.50%
Strategic Allocation Aggressive Fund	0.50%
Strategic Allocation Conservative Fund	0.50%
Multi-Manager Real Asset Fund	0.50%
Alternatives Fund[1]	1.00%
Large-Cap Strategy Fund	0.50%
Small-Cap Strategy Fund	0.55%

1.	The Alternatives Fund also pays the sub-advisers for their investment management services to the Fund. Currently the blended annual advisory fee rate for the Fund’s sub-advisers is 0.81% of the Fund’s average daily net assets. The maximum contractual fee payable to any sub-adviser is 1.00% of the Fund’s average daily net assets.

PROSPECTUS / December 30, 2011	49

SUB-ADVISORS

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses. M&T Securities, Inc., an affiliate of RSMC, and its affiliates also may receive up to 0.25% of average daily net assets of the Funds’ Class A and Class I Shares for shareholder services under the Shareholder Services Plan described in “Shareholder Services Plans”. In addition, they may receive up to 0.25 % of the Funds’ average daily net assets of the Class A Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in “Rule 12b-1 Plans”.

Because the Funds have not yet commenced operations as of the date of this prospectus, they have not issued an annual or semiannual shareholder report. Consequently, a discussion of the basis for the Board’s approval of the Funds’ investment advisory contract will be available in a future shareholder report.

In addition to investment management services, MTBIA, in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds and is entitled to receive a maximum fee of 0.033 % of the Funds’ average daily net assets for such administrative personnel and services.

Sub-Advisors

Pursuant to an exemptive order from the SEC, the Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds. The Advisor, and each applicable Fund, has entered into Sub-Advisory agreements with the following sub-advisors to manage the Fund indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment goal and restrictions of the respective Funds. For their services, each sub-advisor is entitled to receive a fee based upon a percentage of their respective Fund’s average daily net assets, which will be paid by the Fund and not by the Advisor.

MTB Investment Advisors, Inc. (“MTBIA”) (to be renamed “Wilmington Trust Investment Advisers, Inc.” on or about January 10, 2012) provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and MTBIA. MTBIA is an affiliate of RSMC and is located at 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202. As of June 30, 2011, MTBIA had assets under management of approximately $ 14 billion.

EII Realty Securities Inc. (“EII”) sub-advises a portion of the Multi-Manager Real Asset Fund. EII is a registered investment adviser under the Advisers Act, with its principal executive office located at 640 Fifth Avenue, 8th Floor, New York, NY 10019. As of September 30, 2011, EII had assets under management of approximately $ 6.7 billion.

EII makes decisions with respect to and places orders for purchases and sales of portfolio securities, and maintains the records relating to such purchases and sales.

CBRE Clarion Securities, LLC (“CBRE”) sub-advises a portion of the Multi-Manager Real Asset Fund. CBRE is a registered investment adviser under the Advisers Act, with its principal executive office located at 201 King of Prussia Road, Suite 600, Radnor, PA 19087. As of September 30, 2011, CBRE had assets under management of approximately $ 23.2 billion.

Pacific Investment Management Company LLC (“PIMCO”) sub-advises a portion of the Multi-Manager Real Asset Fund. PIMCO is a registered investment adviser under the Advisers Act with its principal executive office located at 840 Newport Center Drive, Newport Beach, CA 92660. As of September 30, 2011, PIMCO had assets under management of approximately $ 1,342.5 billion. PIMCO makes decisions with respect to and places orders for purchases and sales of portfolio securities, and maintains the records relating to such purchases and sales.

HSBC Global Asset Management (France) (“HSBC”)(Formerly Sinopia Asset Management, S.A.) sub-advises a portion of the Multi-Manager Real Asset Fund. HSBC is a registered investment adviser under the Advisers Act with its principal executive office located at Immeuble Ile De France, 4, Place de la Pyramide, Puteaux France, 92800. As of September 30, 2011, HSBC had assets under management of approximately $ 101 billion. HSBC makes decisions with respect to and places orders for purchases and sales of portfolio securities, and maintains the records relating to such purchases and sales.

Rock Maple Services, LLC, Sub-Adviser (“Rock Maple”) assists RSMC in the identification and selection of subadvisers and in the portfolio construction process. Rock Maple, located at 711 Fifth Avenue, 5th Floor, New York, NY 10022, is a registered investment adviser with the SEC. As of September 30, 2011, Rock Maple had fee-paying assets under management of approximately $ 811 million. Rock Maple is the investment manager of the Rock Maple Funds. Rock Maple is 100% employee-owned with focus on fund of hedge funds, advisory services and mutual funds. Rock Maple utilizes the collective expertise within its organization to assist in the overall management of the Fund.

Acuity Capital Management, LLC (“Acuity Capital”) sub-advises a portion of the Alternatives Fund. Acuity Capital, located at 60 Arch Street, 2nd Floor, Greenwich, CT 06830, is a registered investment adviser. As of September 30, 2011, Acuity Capital had assets under management of approximately $100 million.

ADAR Investment Management, LLC (“ ADAR ”) sub-advises a portion of the Alternatives Fund. ADAR, located at 156 West 56th St., Suite 801, New York, NY 10019, is a registered investment adviser. As of September 30, 2011, ADAR had assets under management of approximately $ 270 million on a discretionary basis.

50	December 30, 2011 / PROSPECTUS

PORTFOLIO MANAGER RESPONSIBILITIES

Calypso Capital Management, L.P. (“Calypso”) sub-advises a portion of the Alternatives Fund. Calypso, located at 135 East 57th Street, 20th Floor, New York, NY 10022, is a registered investment adviser. As of December 31, 2010, Calypso had assets under management of approximately $ 291 million.

TIG Advisors, LLC. (“TIG”) sub-advises a portion of the Alternatives Fund. TIG, located at 520 Madison Avenue, 26th Floor, New York, NY 10022, is a registered investment adviser. As of September 30, 2011, TIG had assets under management of approximately $ 1.1 billion.

Water Island Capital, LLC. (“Water Island”) sub-advises a portion of the Alternatives Fund. Water Island, located at 41 Madison Avenue, 42nd Floor, New York, NY 10010, is a registered investment adviser. As of September 30, 2011, Water Island had assets under management of approximately $ 2.5 billion.

Whitebox Advisors, LLC. (“Whitebox”) sub-advises a portion of the Alternatives Fund. Whitebox, located at 3033 Excelsior Boulevard, Suite 300, Minneapolis, MN 55416, is a registered investment adviser. As of December 31, 2010, Whitebox had assets under management of approximately $2.7 billion.

Madison Street Partners LLC. (“Madison”) sub-advises a portion of the Alternatives Fund. Madison, located at 3200 Cherry Creek South Drive, Ste 360, Denver, CO 80209, is a registered investment adviser. As of September 30, 2011 Madison had assets under management of approximately $289 million.

Parametric Risk Advisers. (“Parametric”) sub-advises a portion of the Alternatives Fund. Parametric, located at 274 Riverside Avenue, 1st Floor, Westport, CT 06880, is a registered investment adviser. As of September 30, 2011, Parametric had assets under management of approximately $3.7 billion.

Evercore Wealth Management, LLC. (“Evercore”) sub-advises a portion of the Alternatives Fund. Evercore, located at 55 East 52nd Street, 36th Floor, New York, NY 10055, is a registered investment adviser. As of September 30, 2011, Evercore had assets under management of approximately $2.9 billion.

Portfolio Manager Responsibilities

The following is information about how Funds with multiple Portfolio Managers allocate responsibilities for day-to-day management.

Large-Cap Strategy Fund and Small-Cap Strategy Fund – Andrew H. Hopkins, Edward Forrester, Rex Macey and Allen E. Choinski are responsible for the day-to-day management of the Large-Cap Strategy Fund and the Small-Cap Strategy Fund.

Strategic Allocation Aggressive Fund and Strategic Allocation Conservative Fund –Valerie J. Gospodarek, Mark Stevenson, R. Samuel Fraundorf, Rex Macey and Tom

Pierce are responsible for the day-to-day management of the Strategic Allocation Aggressive Fund and the Strategic Allocation Conservative Fund.

Municipal Bond Fund – Robert F. Collins, Stephen P. Winterstein, Rebecca J. Rogers and John J. Malloy are responsible for the day-to-day management of the Municipal Bond Fund.

Multi-Manager Real Asset Fund – Amanda Cogar, George Chen, R. Samuel Fraundorf, Rex Macey and Tom Pierce are responsible for the day-to-day management of the Real Asset Fund including the portion allocated to the enhanced cash strategy. Tom Pierce is responsible for the day-to-day management of any portion of the Real Asset Fund allocated to RSMC’s TIPS strategy. Peter Nieuwland, Alfred C. Otero, James E. Rehlaender and Suang Eng Tsan are responsible for the day-to-management of the portion of the Real Asset Fund allocated to EII. T. Ritson Ferguson oversees the day-to-management of the portion of the Real Asset Fund allocated to CBRE Clarion. Mihir Worah is responsible for the day-to-management of the portion of the Real Asset Fund allocated to PIMCO. Julien Renoncourt oversees the day-to-management of the portion of the Real Asset Fund allocated to HSBC.

Alternatives Fund – Greg Silberman, R. Samuel Fraundorf, Joshua A. Savadove and Tom Pierce are responsible for the day-to-day-management of the Alternatives Fund. David Freelove and Douglas Fincher are responsible for assisting RSMC in the identification and selection of sub-advisers and in the portfolio construction process. Howard Needle and David J. Harris are responsible for the day-to-day management of any portion of the Fund allocated to Acuity Capital. Yehuda Blinder, Mark Monroe and Nicolas Edney are responsible for the day-to-day management of any portion of the Fund allocated to ADAR. Casey Gard is responsible for the day-to-day management of any portion of the Fund allocated to Calypso. Alan J. Ware and Stefan Mykytiuk are responsible for the day-to-day management of any portion of the Fund allocated to TIG. John S. Orrico, Todd W. Munn, Roger P. Foltynowicz and Gregory Loprete are responsible for the day-to-day management of any portion of the Fund allocated to Water Island. Dr. Jason Cross and Dr. Chris Bemis are responsible for the day-to-day management of any portion of the Fund allocated to Whitebox. Steven C. Owsley, Drew M. Hayworth, CFA, Charles D. Leone, III, Matthias P. Daniel, and Marshall Auerback are responsible for the day-to-day management of any portion of the Fund allocated to Madison. Brad Berggren, Ken Everding, Jonathan Orseck, Larry Berman, and Jim Roccas are responsible for the day-to-day management of any portion of the Fund allocated to Parametric. John McDermott, Brian Pollak, Judith Moses, and John Apruzzese are responsible for the day-to-day management of any portion of the Fund allocated to Evercore.

PROSPECTUS / December 30, 2011	51

PORTFOLIO MANAGER BIOGRAPHIES

Portfolio Manager Biographies

John Apruzzese, CFA is an Equity Portfolio Manager and Chairman of the Investment Policy Committee at Evercore, which is responsible for the firm’s market outlook and asset allocation policy. He brings over 24 years of experience to managing balanced investment portfolios for high net worth clients. Prior to joining Evercore in 2008, Mr. Apruzzese was a Managing Director of U.S. Trust, which he joined in 1984. He was directly responsible for managing $2 billion of client assets, representing many of U.S. Trust’s most significant clients. Additionally, Mr. Apruzzese served as Chief Investment Officer of U.S. Trust of New York from 2003 to 2005 and Head of Equity Investments and Chair of the Equity Investment Committee from 2005 to 2008. For 15 years, he was an active participant in the formulation of overall investment strategy and a member of the U.S. Trust Investment Strategy Committee. Prior to attending business school, Mr. Apruzzese was on the staff of the U.S. Senate Labor and Human Resources Committee and worked on federal budget matters. Mr. Apruzzese received his B.A. from Bucknell University in 1980 and his M.B.A. from New York University in 1984. He is a member of the Board of the New York Society of Security Analysts.

Marshall Auerback, Strategist at Madison, has 28 years of experience in the investment management business. Previously, he worked as an economic consultant to PIMCO, the world’s largest bond fund management group; as a strategist for RAB Capital in London; as fund manager for David W. Tice & Associates in Dallas; and as an emerging markets hedge fund manager for the Tiedemann Investment Group in New York. During the 1980s and early 1990s, Mr. Auerback also spent four years in Hong Kong, where he focused on the markets of Hong Kong, the ASEAN countries (Singapore, Malaysia, the Philippines, Indonesia, and Thailand), New Zealand and Australia, and a further five years in Tokyo, where his Pacific Rim expertise was broadened to include the Japanese stock market. He is a fellow at Economists for Peace and Security, a research associate at the Levy Institute, and a Senior Fellow at the Roosevelt Institute. Mr. Auerback graduated magna cum laude from Queen’s University in 1981 and received a law degree from Corpus Christi College, Oxford University, in 1983.

Dr. Chris Bemis, Fund Manager, Dr. Chris Bemis joined Whitebox in 2007 and is a Senior Portfolio Manager for Quantitative Strategies. Dr. Bemis manages the Liquid Long Short portion of Equity Long Short Trading Strategies. Dr. Bemis holds a BS with high honors in Mathematics from the University of Minnesota (2002). He also earned an MS in Mathematics in 2006 and a Ph.D. in Applied Mathematics in 2007, both from the University of Minnesota. His Ph.D. thesis involved both model building and optimization for portfolios of risky assets.

Brad Berggren, Chief Executive Officer, founded Parametric in 2003. Prior to Parametric, Mr. Berggren was a Managing Director at K2 Advisors, a New York and Stamford based fund of funds. In 1998 Mr. Berggren was a founding member of Bank of America’s Financial Products group and became Managing Director and Chief Operating Officer through 2002. Prior to Bank of America, Mr. Berggren held positions in the equity derivative groups of Merrill Lynch, Credit Suisse and Bear Stearns. Mr. Berggren graduated from the University of Vermont with a B.A. in Political Science and History.

Larry Berman, Managing Director, joined Parametric in 2006. Prior to joining Parametric Mr. Berman was a Principal at Wolverine Trading, one of the largest options market makers in the world. At Wolverine Mr. Berman was the Head Trader in charge of all trading in the New York office on the American Stock Exchange and the COMEX and was responsible for over 90 equity/index options as well as market making in ETFs and structured products. From 1994 to 1997, Mr. Berman was a derivatives trader in Frankfurt, London, and New York for Credit Suisse First Boston. Mr. Berman graduated with a B.S. in business administration from Boston University in 1987.

Yehuda Blinder, Managing Member and Portfolio Manager, founded ADAR in 2004. He directs all aspects of portfolio management at ADAR. Previously, he was a Partner and Portfolio Manager at QVT Financial LP and a Director in the QVT group within the DB Advisors unit of Deutsche Bank AG from 1998 to 2004; Vice President of Convertible Securities at Greenwich NatWest Securities from 1997 to 1998; Equity Derivatives Associate at Bankers Trust from 1995 to 1997; and Bank Analyst at the Federal Reserve Bank of NY from 1991 to 1993.

George Chen, CFA has been an Assistant Vice President at RSMC and MTBIA since January 2005. He has been a Research Analyst for MTBIA since 2004, and was a Senior Accountant at Balentine & Company from 1997 to 2003. Mr. Chen is responsible for daily monitoring of manager allocations and cash flows, as well as implementing trades necessary to accommodate inflows and outflows of cash. Mr. Chen is involved in the investment manager selection process, including searches, due diligence and selection. Mr. Chen also conducts research on portfolio construction.

Allen E. Choinski, CFA, is an Assistant Vice President and Portfolio Manager/Research Analyst at MTBIA and is responsible for quantitative equity research and portfolio management. Mr. Choinski also develops targeted quantitative models. Prior to joining Wilmington Trust in 2007, Mr. Choinski researched and implemented quantitative equity investment strategies at Alpha Equity Management, LLC. Mr. Choinski began his career at Smith Barney as a financial advisor, and later worked for five years at ING’s Aeltus Investment Management in fundamental and quantitative research.

Amanda M. Cogar, CFA is an Assistant Vice President and has been a Research Analyst at MTBIA since 2004. Previously, she was a Portfolio Administrator at Balentine & Company from 2002 to 2004. Ms. Cogar is responsible for daily monitoring of manager allocations and cash flows, as

52	December 30, 2011 / PROSPECTUS

PORTFOLIO MANAGER BIOGRAPHIES

well as implementing trades necessary to accommodate inflows and outflows of cash. Ms. Cogar is involved in the investment manager selection process, including searches, due diligence and selection. Additionally, Ms. Cogar is responsible for portfolio construction.

Robert F. Collins, CFA, Vice President and Director of Tax-Exempt Fixed Income Investments, leads the team responsible for tax-exempted fixed income investing as part of Wealth Advisory Services’ Fixed Income Group. In this role he oversees credit analysis on tax-exempt fixed income securities and tax-exempt fixed income portfolio management for Wilmington Trust’s high-net-worth clients. Mr. Collins first worked at Wilmington Trust from 1982 to 1999, during which time he held several position of increasing responsibility. Mr. Collins then worked from 1999 to 2004 as a senior vice president at PNC Financial Corp. where he started and co-managed the investment group dedicated to managing municipal bond portfolios for high-net-worth clients. Mr. Collins was also a senior vice president at Delaware Investments in Philadelphia from 2004 to 2009.

Dr. Jason Cross joined Whitebox in 2002. As the Global Head of Equity, he oversees Long / Short Equity strategies. Prior to joining Whitebox, Dr. Cross spent two years working with Nobel Laureate Myron Scholes at Oak Hill Platinum Partners where he developed quantitative models for Long/Short equity strategies. Dr. Cross received a BS in Mathematics and Statistics in 1993 from the University of British Colombia. He received a Ph.D. in Statistics from Yale University in 1999 and holds an MBA from the University of Chicago which he earned in 2007. His dissertation was published in the Journal of Mathematical Finance.

Matthias P. Daniel, Research Analyst at Madison, began his investment career in 2004 with Cowen and Company as an investment banking analyst. He then worked at Silvergate Capital Management, a long/short healthcare fund, and Geronimo Partners, a long/short market neutral fund. Prior to working at Madison, Mr. Daniel founded Timber Creek Research LLC, a boutique research firm covering healthcare equities. Mr. Daniel’s primary focus at Madison is healthcare equities. He holds a B.S. in Finance from the University of Colorado and is a CFA Level 3 candidate.

Nicolas Edney, Portfolio Manager and Senior Analyst, joined ADAR in October 2005. His focus includes special situations. Mr. Edney has seventeen years of experience in research and analysis. Prior to ADAR, he served as Vice President/Credit Analyst at Laurel Ridge Asset Management, LP from 2004 to 2005; Vice President/Co-Portfolio Manager for Proprietary Trading at Banc of America Securities from 2001 to 2004; Merger Arbitrage Analyst for Proprietary Trading at RBC Dominion Securities from 2000 to 2001; and he conducted research at KPMG LLP from 1996 to 2000 and at Economists Incorporated from 1994 to 1996.

Ken Everding, Managing Director, joined Parametric in 2005. Prior to Parametric, Mr. Everding was a Managing Director at Zurich Capital Markets and BNP Paribas following Zurich’s acquisition. At Zurich Mr. Everding’s team was the pioneer in creating structured hedge fund products. Prior to Zurich, Mr. Everding was a founding member of Donaldson, Lufkin & Jenrette’s (“DLJ”) credit derivative group and subsequently moved to London to form and run DLJ’s European credit derivatives business and was responsible for its trading, structuring, and marketing efforts. Mr. Everding earned a Ph.D. in Theoretical Particle Physics from Yale University. The title of his Ph.D. thesis is “Aspects of Non-Perturbative Quantum Electrodynamics,” excerpts of which have been published in leading academic journals. Mr. Everding also earned a B.S. with honors in Physics from Iowa State University.

T. Ritson Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager for CBRE Clarion has 24 years of real estate investment experience. Mr. Ferguson oversees the day-to-day management of the portfolio. Mr. Ferguson has served as CIO of CBRE Clarion since 1991 and is the head of the firm’s Investment Committee.

Douglas Fincher, is President and Chief Executive Officer of Rock Maple, joined the firm in 2008. Prior to that, Mr. Fincher was a Managing Director at CIBC World Markets from 2002 to 2008, served as Managing Director and Head of the Convertible Arbitrage Department at ABN AMRO from 1998 to 2002.

Roger P. Foltynowicz, Co-Portfolio Manager, joined Water Island in 2003. Prior to joining Water Island, Mr. Foltynowicz worked for Jacobs Engineering as a Project Accountant.

Edward S. Forrester, HI, CFA, is an Assistant Vice President and Portfolio Manager/Research Analyst at MTBIA. Mr. Forrester joined MTBIA in 2006 and is responsible for providing market research, performance reporting and trade implementation for the Funds. Prior to joining MTBIA, Mr. Forrester was employed by INVESCO where he served in a variety of capacities from 1999 to 2006.

R. Samuel Fraundorf, CFA, CPA, is President of MTBIA. He is Senior Vice President and Chief Operating Officer of WTIM and was Vice President and Director of Research at Wilmington Trust Company, RSMC, and WTIM. Before joining Wilmington Trust in 2004, Mr. Fraundorf was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf’s responsibilities include overall management of WTIM’s business, supporting Wilmington Trust’s mutual fund business, and involvement in the research efforts of the Investment Research Team and Investment Strategy Team.

David Freelove, is Chief Investment Officer and Chair of the Investment Committee of Rock Maple, has worked at Rock Maple since its founding in 2002. Prior to joining Rock Maple, Mr. Freelove was a Director at Lazard Freres Co., LLC, and served as a Senior Vice President at Kidder, Peabody & Co. from 1989 to 1993.

Casey Gard, Managing Partner and Portfolio Manager, founded Calypso in 1999. Prior to founding Calypso, Mr. Gard was a Principal with Morgan Stanley and managed the European/UK equity trading desks in New York.

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PORTFOLIO MANAGER BIOGRAPHIES

Valerie J. Gospodarek, CFA, CIMA, is a Vice President with MTBIA. She is a member of the Asset, Portfolio and Manager Strategies teams, responsible for asset allocation development and implementation, and third-party manager and mutual fund due diligence. Prior to joining MTBIA in January 2006, Ms. Gospodarek spent four years as an Analyst in Mercantile-Safe Deposit & Trust Company’s Quantitative Solutions Group. Prior to that, Ms. Gospodarek managed trust and high net worth accounts at Mercantile. Ms. Gospodarek holds a Masters of Science in Finance degree from Loyola College in Maryland, and a B.A. degree in mathematics from the University of Delaware. Ms. Gospodarek holds the Chartered Financial Analyst and the Certified Investment Management Analyst designations, and is a member of the CFA Institute, the CFA Society of San Francisco, and the Investment Management Consultants Association.

David J. Harris, Portfolio Manager, CIO, Senior Partner and Member, has worked at Acuity for eight years. Prior to joining Acuity, Mr. Harris worked at Banc of America Securities, NatWest Securities, Bankers Trust and Salomon Brothers.

Drew M. Hayworth, CFA, Founder and Portfolio Manager at Madison, began his investment career in 1991 as a private banker with First Union National Bank in Atlanta, where he provided a variety of banking and investment services to high net worth individuals. In January 1996, he joined ETG, LLC, an equities trading firm based in New York; he traded the firm’s proprietary equity and option account until December 2003 when Madison was formed. Mr. Hayworth was awarded the CFA designation in September 2000. He holds a B.A. in Political Science from Vanderbilt University and is a member of the CFA Institute and the Denver Society of Security Analysts.

Andrew H. Hopkins, CFA, CPA, is a Vice President of RSMC. Mr. Hopkins is the Director of the Equity Management Group and is responsible for Wilmington Trust’s equity investment management program, which includes both large-cap and small-cap equity strategies. Mr. Hopkins manages a team of professionals responsible for equity research and portfolio management and quantitatively managed equity strategies, including passive and active strategies which utilize a risk model and optimization process to control risk. He is also a member of the fundamental portfolio management team for the Dividend Growth Strategy and Enhanced Dividend Growth Strategy. Mr. Hopkins joined RSMC in 1997 as a Securities Analyst covering the information technology sector.

Charles D. Leone, II, Founder and Portfolio Manager at Madison, began his investment career in July 1992 as a floor trader on the Chicago Board Options Exchange; he traded equity options there for six and one-half years. In January 1999, he joined Minotaur Partners, a Chicago-based venture capital fund, as Director of Acquisitions, identifying and evaluating investment candidates. Among them was TaxLienAuction.com, in which the partnership invested and of which Mr. Leone later became a director, responsible for transforming the business from an informational service to a transaction-based Internet company. In November 2000, Mr. Leone returned to equity options trading, employing risk arbitrage and various other investment strategies. He holds a B.A. in Economics from Vanderbilt University and an M.B.A. in Finance from Vanderbilt’s Owen Graduate School of Management. He has passed the Level 1 program of the CFA.

Gregory Loprete, Co-Portfolio Manager, joined Water Island in 2009. Prior to joining Water Island, from 2003 to 2008. Mr. Loprete worked at SG Cowen & Company, Keefe, Bruyette & Woods and Ramius Capital Group, LLC.

Rex Macey, CFA, CFP, CIMA, is Senior Vice President, Chief Investment Officer and Director of Investment Research at MTBIA. Mr. Macey directs the strategic and tactical asset allocation research and chairs the Investment Research Team (IRT) for WTIM. Mr. Macey is a senior member of the firm’s Investment Strategy Team. Mr. Macey joined Wilmington Trust in 2004 with considerable tenure in the financial and investment industries. Prior to joining Wilmington Trust, Mr. Macey served as the director of research at KPMG Investment Advisors and was chief investment officer for American Financial Advisors, LLC.

John J. Malloy is responsible for managing the municipal bond component of client portfolios in Wealth Advisory Services at Rodney Square, as well as assisting in conducting trades for the Wilmington Municipal Bond Fund. He conducts rigorous analysis of interest rate movements in order to make the best fixed income duration decisions. John also conducts continual yield curve and volatility analyses in order to maximize total return and minimize risk across his fixed income portfolios. John joined Wilmington Trust in 2006, specializing in municipal bond trading and portfolio management. Previously, he was a senior fixed income trader at the Vanguard Group. John holds an MBA from Saint Joseph’s University and a bachelor’s degree in Business Administration from Arcadia University.

John McDermott, CFA is an Equity Portfolio Manager and the lead manager of Evercore’s Diversified Market Hedges strategy. Mr. McDermott joined Evercore with 14 years of investment experience, managing balanced portfolios for high net worth individuals, equity accounts for institutional clients, and equity mutual funds. Mr. McDermott was previously a Managing Director at U.S. Trust, and, following Bank of America’s acquisition of U.S. Trust, a Senior Equity Portfolio Manager with Columbia Management, where his group managed over $14 billion in assets. Mr. McDermott received his B.A. in American Studies from the University of Notre Dame. He is a member of the New York Society of Security Analysts, the CFA Institute, and the Economic Club of New York.

Mark Monroe, Partner and Portfolio Manager, joined ADAR in April 2005. His focus is media, telecommunications and cable. Mr. Monroe’s background prior to ADAR includes two years as an analyst at Epsilon

54	December 30, 2011 / PROSPECTUS

PORTFOLIO MANAGER BIOGRAPHIES

Investment Management from 2003 to 2005 and eight years in investment banking including Greenbridge Partners from 2000 to 2001 and Salomon Smith Barney from 1994 to 2000.

Judith Moses, CFA is an Equity Portfolio Manager, and a member of the Equity Selection and Diversified Market Hedges Committees at Evercore. Ms. Moses joined Evercore with 19 years of experience in the financial services industry managing investment portfolios for high net worth families and institutional clients. Prior to joining Evercore, Ms. Moses was a Vice President at U.S. Trust and a Senior Portfolio Manager at Charter Financial Group, Inc. in Washington, DC. Ms. Moses received a B.A. in Economics from the University of California—Berkeley and an M.B.A. from Georgetown University’s McDonough School of Business. She is a member of the CFA Institute and the CFA Society of San Francisco and also serves on the alumnae board of the Santa Catalina School.

Todd W. Munn, Co-Portfolio Manager of Water Island, joined Water Island in 2003. Prior to joining Water Island, Mr. Munn was a Senior Arbitrage Trader for Lipper & Company and a Senior Operations Analyst at Bear Stearns & Company, Inc.

Stefan Mykytiuk joined TIG Advisors, LLC in January 2010 and is the co-portfolio manager for Tiedemann/Pike Place Partners, L.P., Tiedemann/Pike Place Partners, QP, L.P. and Tiedemann/Pike Place Offshore QP, Ltd. Previously, from May 2002 through December 2009, Mr. Mykytiuk was a managing member and co-portfolio manager of Pike Place Capital Management, LLC. From 1997 to 2002, Mr. Mykytiuk was a senior analyst at Baron Capital Management. Mr. Mykytiuk was closely involved in supporting the portfolio manager of the Baron Small Cap Fund. He served as a generalist investing in several sectors including business and industrial services, consumer, healthcare services, telecommunications and special situations. From 1995 to 1997, Mr. Mykytiuk was an analyst at Lipco Partners LP, an investment manager with convertible arbitrage, equity and high yield funds. From 1989 to 1994, Mr. Mykytiuk worked in the financial services practice at Eisner LLP, where he became an audit supervisor and earned his Certified Public Accountant’s license. Mr. Mykytiuk received his BBA from George Washington University in 1989 and an MBA from Columbia Business School in 1996.

Howard Needle, Portfolio Manager, CEO, Senior Partner and Member, has worked at Acuity for eight years. Prior to joining Acuity, Mr. Needle worked at Greenwich Capital Markets, Banc of America Securities, NatWest Securities, Bankers Trust and Lehman Brothers.

Peter Nieuwland, CFA, Managing Director of EII, joined EII in 2001. Mr. Nieuwland is a senior analyst and co- portfolio manager-Europe. From 1996 to 2001, Mr. Nieuwland was an analyst and portfolio manager for ABP Investments in Amsterdam.

Alfred C. Otero, Managing Director of EII, joined EII in 1996. Mr. Otero is responsible for the firm’s U.S. REIT investment activities and is co-portfolio manager of all global REIT accounts. From 1992 to 1996, he was a Vice President for Mutual of America Capital Management Corp. From 1989 to 1991, he worked as a financial analyst for Chase Manhattan Bank.

John S. Orrico, President, of Water Island, joined Water Island in 2000. Prior to 2000, Mr. Orrico worked at Lindemann Capital, Gruss & Co. and Morgan Stanley.

Jonathan Orseck, Managing Director, joined Parametric in 2006. Prior to joining Parametric Mr. Orseck was a Managing Director at Bank of America Securities where he founded and managed the Equity Linked Solutions Group. He was responsible for the development, structuring, marketing and sales of equity and commodity index linked structured investments. Prior to Bank of America, Mr. Orseck was an Executive Director at Morgan Stanley, responsible for structuring and marketing structured notes to institutional clients. He also managed their high net worth, over-the-counter equity derivative business for the eastern half of North America for hedging and investment purposes. From 1993 to 1996, Mr. Orseck held similar roles at both Kidder, Peabody and Royal Bank of Canada. Mr. Orseck graduated with a B.S. in Computer Science from the University of Pennsylvania and a Masters in Business Administration from New York University Stern School of Business. responsible for the development, structuring, marketing and sales of equity and commodity index linked structured investments. Prior to Bank of America, Mr. Orseck was an Executive Director at Morgan Stanley, responsible for structuring and marketing structured notes to institutional clients. He also managed their high net worth, over-the-counter equity derivative business for the eastern half of North America for hedging and investment purposes. From 1993 to 1996, Mr. Orseck held similar roles at both Kidder, Peabody and Royal Bank of Canada. Mr. Orseck graduated with a B.S. in Computer Science from the University of Pennsylvania and a Masters in Business Administration from New York University Stern School of Business.

Steven C. Owsley, Founder and Portfolio Manager at Madison, began his investment career in 1988 as a principal market maker in OTC securities with John G. Kinnard, a regional brokerage firm based in Minneapolis; he was a market maker and position trader there for 10 years. In May 1998, he joined ETG, LLC, an equities trading firm based in New York; he managed and traded the firm’s proprietary capital until December 2003 when Madison was formed. Mr. Owsley graduated from the University of Colorado with a B.A. in Business Finance in 1987.

Tom Pierce, CFA, Chief Investment Strategist at MTBIA, is a co-portfolio manager and the investment architect of M&T Bank’s Unified Managed Account (UMA) “Portfolio Architect” series of managed accounts, which he has managed since the product’s inception in 1997. He manages

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PORTFOLIO MANAGER BIOGRAPHIES

the Asset, Portfolio and Manager Strategies groups which perform strategic and tactical asset allocation, model portfolio management, and vehicle and manager selection. He is also a co-portfolio manager for M&T Bank’s defined-benefit pension portfolio and a consultant for the bank’s bank owned life insurance (BOLI) portfolio. Mr. Pierce has over 28 years of investment industry experience encompassing multiple asset classes. Mr. Pierce is currently a Group Vice President of M&T Bank having started as a Vice President with M&T in January 1995. Mr. Pierce holds the Chartered Financial Analyst designation. He has a B.A. in Economics from Washington University and an M.B.A. from the University of Chicago.

Brian Pollak, CFA is a Fixed Income Portfolio Manager Responsible for managing taxable bond investments for both individuals and institutions at Evercore and also serves as a co-manager of the Diversified Market Hedges strategy and is a member of the Investment Policy Committee. Prior to joining Evercore, Mr. Pollak was a portfolio manager for AIG Investments, where he co-managed corporate bond portfolios totaling over $60 billion, primarily for AIG’s general account portfolios. Prior to his role as portfolio manager, Mr. Pollak served as a corporate bond analyst focused on basic industries, including paper/forest products, chemicals, and packaging companies. Prior to attending business school, Mr. Pollak worked for the Milken Family Foundation. Mr. Pollak received his B.A. in History from the University of Pennsylvania and his M.B.A. in Finance from Columbia University. He is a member of the New York Society of Security Analysts and the CFA Institute.

James E. Rehlaender, Managing Director of EII, joined EII in 2000. Mr. Rehlaender is responsible for the firm’s international real estate investment activities and is co-portfolio manager of all global REIT accounts. Mr. Rehlaender spent a total of twelve years at La Salle Partners where he developed and marketed their REIT investment activities. Prior to joining EII, Mr. Rehlaender developed and founded Global Property Advisors with one of the largest German insurance companies.

Julien Renoncourt, Head of Inflation Linked Bonds & Global Bonds at HSBC, has been working in the industry since 2000, when he joined HSBC. Mr. Renoncourt leads the team of portfolio managers responsible for managing the portion of the Fund’s assets allocated to HSBC. Prior to his current position, Mr. Renoncourt worked as a quantitative global bond fund manager at HSBC Global Asset Management in Japan and then moved to Asia Pacific in Hong Kong, focusing on quantitative global bond portfolios as well as structured products. He holds a Postgraduate degree in Applied Mathematics from the Université de Lyon (France).

Jim Roccas, Managing Director, joined Parametric in 2008. Prior to Parametric, Mr. Roccas was a Director at Merrill Lynch and worked with high net worth and institutional investors to originate equity derivative transactions. Mr. Roccas advised Merrill Lynch clients with concentrated stock positions ranging in size from $10 million to over $1 billion on the structuring and execution of collars, prepaid forwards, covered calls, structured investment products, and other option strategies. From 1995 to 2001, Mr. Roccas was at JP Morgan Chase advising corporate clients on hedging exposures to interest rate, equity, and currency risks. Mr. Roccas graduated from Princeton University with a B.A. in Economics and the Wharton School at the University of Pennsylvania with an M.B.A.

Rebecca J. Rogers, Senior Portfolio Manager, is a member of the investment management team primarily responsible for the day-to-day management of the Municipal Bond Fund. Ms. Rogers joined Wilmington Trust Corporation in 2010. Prior to joining Wilmington Trust Corporation, Ms. Rogers worked for PNC Capital Advisors, where she was the Co-Director of Municipal Portfolio Management and Trading from 2000 to 2010. Prior to 2000, Ms. Rogers was a Vice President at Commerce Capital Markets, and institutional sales person for twelve years.

Joshua A. Savadove, CFA, CAIA is a Vice President of MTBIA. He is a member of the Asset, Portfolio and Manager Strategies team, responsible for third-party manager due diligence. Prior to joining MTBIA in June 2007, Mr. Savadove was a Senior Investment Analyst and Director of the outside money manager platform in the Mercantile Investment and Wealth Management Division. Prior to that, Mr. Savadove spent three years as the Director of Analytics at Asset Strategy Consultants, a firm that consults on over $6 billion in institutional, tax-exempt assets. Mr. Savadove holds a B.A. degree in Business and Economics from Randolph-Macon College, the Chartered Financial Analyst and Chartered Alternative Investment Analyst designation and is a member of the CFA Institute and the Baltimore Security Analysts Society.

Greg Silberman, CFA, is a Vice President of MTBIA. Mr. Silberman is the portfolio manager for MTBIA’s hedge fund-of-funds and has oversight responsibilities for the hedge fund and private equity platform. Prior to joining MTBIA, Mr. Silberman served as a Quant Research Analyst for Perpetual Investments LTD in Sydney, Australia, from 2006 to 2007 where he worked on building structured products.

Mark Stevenson, CFA, is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Keystone Financial, Inc. (“Keystone”) since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA Charterholder and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

Rafael E. Tamargo, is a Vice President and Portfolio Manager/Research Analyst at RSMC. Mr. Tamargo re-joined Wilmington Trust in 2007 after spending two and a half years at Kalmar Investments as a Portfolio Manager/Analyst specializing in small cap growth companies. Prior to joining Kalmar, Mr. Tamargo spent seven and a half

56	December 30, 2011 / PROSPECTUS

HOW ARE SHARES PRICED?

years at Wilmington Trust as an Analyst, Portfolio Manager and Director of Equity Research.

Suang Eng Tsan, Managing Director of European Investors, Singapore Pte. Ltd, joined European Investors in June 2006. Ms. Tsan is a senior analyst and co-portfolio manager-Asia. Prior to joining EII, Ms. Tsan served as Research Director at Citigroup in Singapore. From 1997 to 2001, she was a property analyst at ABN AMRO Securities and DBS Securities. Ms. Tsan was a property executive at Pidemco Land and Urban Redevelopment Authority.

Alan J. Ware joined TIG Advisors, LLC in January 2010 and is the co-portfolio manager for Tiedemann/Pike Place Partners, L.P., Tiedemann/Pike Place Partners, QP, L.P. and Tiedemann/Pike Place Offshore QP, Ltd. Previously, from May 2002 through December 2009, Mr. Ware was a managing member and co-portfolio manager of Pike Place Capital Management, LLC. From 2000 to 2002, Mr. Ware was a partner at Cooper Hill Partners, LLC, an investment firm. During this period, Mr. Ware was integrally involved in portfolio strategy, determination of net exposure, position weightings and trading tactics. He also oversaw the hedged portfolio, which consisted of approximately 20-40 short positions. From 1996 to 2000, Mr. Ware was an analyst at Cumberland Associates LLC. He served as a generalist investing in several industries including healthcare, consumer, technology, financial, oil & gas and special situations. In 1995, Mr. Ware served as a consultant to Odyssey Partners LP, an investment firm. From 1992 to 1994, Mr. Ware worked at Oppenheimer & Co., Inc., where he was a consumer products analyst and then became an assistant portfolio manager for two limited partnerships. Mr. Ware received his BA from the University of Washington in 1992 and his MBA from Columbia Business School in 1996.

Stephen P. Winterstein, is Managing Director and Head of Strategy of Municipal Fixed Income, is a member of the investment team primarily responsible for day-to-day management of the Municipal Bond Fund. Mr. Winterstein joined Wilmington Trust Corporation in 2011. From 1999 to 2011, Mr. Winterstein served as the managing director of municipal fixed income for PNC Capital Advisors, where he founded and led a team of municipal fixed income professionals dedicated to managing municipal bond portfolios for high-net-worth individuals and institutional clients.

Mihir Worah, serves as the portfolio manager with respect to the portion of the assets allocated to PIMCO. Mr. Worah is a managing director in the Newport Beach office, a portfolio manager, and head of the Real Return portfolio management team. He was previously a member of the analytics team and worked on real and nominal term structure modeling and options pricing. He has eight years of investment experience.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

How Are Shares Priced?

The net asset value (“NAV”) of Shares of the Funds fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (“OTC”) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value.

Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund’s Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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HOW ARE SHARES PRICED?

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any Fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Sales Charge When You Purchase Class A Shares

The Class A Shares of all the Funds bear front-end sales charges. The term “offering price” includes the “front-end sales load.” When the Funds receive your purchase request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge as is shown in the tables below.

Class A Shares of the Funds are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Municipal Bond Fund

Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

Strategic Allocation Funds, Multi-Manager Real Asset Fund, Alternatives Fund and Equity Funds

Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

Class A Shares NAV Commission Payments

Your investment professional is entitled to receive an advance commission payment on sales of $1 million or more of Class A Shares of the Funds, as follows:

Municipal Bond Fund

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	0.75%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

Strategic Allocation, Multi-Manager Real Asset, Alternatives and Equity Funds

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	1.00%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

The following reductions and eliminations of sales charges apply only to Class A Shares. The sales charge at purchase may be reduced by:

•

purchasing Shares in greater quantities to reduce the applicable sales charge (purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined);

•	combining concurrent purchases of Shares:

•	by you, your spouse, and your children under age 21; or

•	of the same share class of two or more MTB Funds (other than money market funds);

•	accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in a Fund); or

•

signing a Letter of Intent (“LOI”) committing to purchase a certain dollar amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the LOI, the custodian will release the Shares in escrow to your account. If you do not fulfill the LOI, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

The sales charge may be eliminated when you purchase Shares:

•	by exchanging Shares from the same share class of another MTB Fund (other than a money market fund);

•	through wrap accounts or other investment programs where you pay the investment professional directly for services;

•	through investment professionals that receive no portion of the sales charge;

•

as a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people) because there are nominal sales efforts associated with their purchases;

•	as an employee of a dealer which has a selling group agreement with the distributor and consents to such purchases; or

•	as an investor referred by any sub-advisor to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your financial intermediary must notify the Fund’s Distributor, ALPS Distributors, Inc. (“Distributor”), or Shareholder Services at time of purchase. If the Distributor or Shareholder Services is not notified at the time of purchase, you may receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

•	Shares that are not subject to a CDSC

•	Shares held the longest

The CDSC is then calculated using the Share price at time of purchase or redemption, whichever is lower.

Keep in mind that financial intermediaries may charge you additional fees for their services in connection with your Share transactions.

How to Purchase, Redeem and Exchange Shares

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or the Trust, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason. The Funds will only accept purchases from residents of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) with U.S. mailing addresses. To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Purchasing Shares

If you would like to purchase Shares of a Fund for the first time, please consult a financial professional in your area. If

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

you do not have a financial professional, please call the Funds Shareholders Services department at 1-800-336-9970.

Class A Shares
Minimum Initial Investment Amount:	$500
Minimum Subsequent Investment Amount:	$25
Minimum Balance	$250

Class I Shares
Minimum Initial Investment Amount:	$100,000

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

The minimum initial investment amount for Class I will be waived for a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people).

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 (for Class A Shares, and $10,000 for Class I Shares). Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With the Funds

To purchase Shares directly with the Trust, please call Shareholder Services at 1-800-336-9970.

Transactions by Telephone

Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 1-800-336-9970 to transact by telephone.

The Funds reserve the right to modify or terminate telephone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who purchase Shares by telephone or accept the telephone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the telephone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (“ACH”). Please see “Limitations on Redemption Proceeds” below for information on how your form of payment may impact the timing of redemption payments. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares. Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Current shareholders can purchase additional Shares by sending a check to the Trust accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to Shareholder Services.

Regular Mail	Express Mail
P.O. Box 9828 Providence, RI 02940	4400 Computer Drive Westborough, MA 01581

If you are not a current shareholder, please call Shareholder Services at 1-800-336-9970 for information on how to purchase Shares. Purchase orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow your purchase payment to clear.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to the Trust).

By Federal Reserve System Wire

Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your money along with your fund and account number. Wire orders will only be accepted on days on which the Funds,

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

Your Purchase Request in Proper Order/ Federal Funds Received Before: (Eastern time)	Results in:	Your Purchase Request In Proper Order and Federal Funds Received After: (Eastern time)	Results in:
NYSE Close	Receive that day’s closing NAV	NYSE Close	Receive next calculated NAV

Send your wire to:

BNY Mellon

New York, NY

Dollar Amount of Wire

ABA Number 011001234

Account Number 0000733628

Attn: (MTB Fund Name)

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Further Credit To: (Account name and number)

By ACH

Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Fund Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more ($1,000 or more for Class I Shares of the Funds) through automatic deductions from your checking or savings account.

Redeeming Shares

To redeem Shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of Shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Telephone

To redeem Shares by telephone, please call Shareholder Services at 1-800-336-9970. You are automatically eligible to make telephone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, call Shareholder Services for authorization forms.

The Trust limits telephone redemptions to the address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record. Otherwise, you must submit a written request with a Medallion signature guarantee. Please contact MTB Shareholder Services for further information.

By Mail

Send your written request to:

Regular Mail	Express Mail
P.O. Box 9828 Providence, RI 02940	4400 Computer Drive Westborough, MA 01581

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See “Limitations on Redemption Proceeds” below for additional information about payment of redemption proceeds. The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may, in their discretion, waive this fee under special circumstances.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

Your Redemption Request in Proper Order Received Before: (Eastern time)	Results in:	Your Redemption Request in Proper Order Received After: (Eastern time)	Results in:
NYSE Close	Receive that day’s closing NAV Next day wire	NYSE Close	Receive next calculated NAV Second day wire

By ACH

You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by the NYSE Close, you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you generally will not receive redemption proceeds until at least the second business day.

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $50 ($1,000 for Class I Shares of the Funds) on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call Shareholder Services at 1-800-336-9970.

Additional Conditions

Signature Guarantees

For your protection, the Trust requires the Medallion Guarantee (STAMP 2000 Medallion Guarantee) on written requests and instructions:

•	when you are requesting a redemption by check of $50,000 or more;

•	when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when you request a bank account to be linked to your Fund (all bank account owners must sign).

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

•	to allow your purchase to clear (as discussed below);

•	during periods of market volatility;

•	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets;

•	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check) or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order. In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

•	when the NYSE is closed, other than customary weekend and holiday closings;
•	when trading on the NYSE is restricted, as determined by the SEC; or

•	in which an emergency exists as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemption In Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of Shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made. In order to exchange Shares you must submit your request in proper form and:

•	meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

•	establish an account in the Fund you want to acquire if you do not have an account in that Fund;

•	ensure that the account registrations are identical;

•	receive a prospectus for the Fund into which you wish to exchange; and

•	only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

By Telephone

To request an exchange, and for additional information about the exchange privilege, call Shareholder Services at 1-800-336-9970. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.

Your Exchange Request in Proper Order Received Before: (Eastern time)	Results in:	Your Exchange Request in Proper Order Received After: (Eastern time)	Results in:
NYSE Close	Same day exchange	NYSE Close	Next day exchange

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ACCOUNT AND SHARE INFORMATION

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call Shareholder Services at 1-800-336-9970 for authorization forms.

By Mail

Send your written request to:

Regular Mail	Express Mail
P.O. Box 9820 Providence, RI 02940	4400 Computer Drive Westborough, MA 01581

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call Shareholder Services at 1-800-336-9970.

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV. If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge

If you invested in a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains.

Account and Share Information

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund’s

NAV. This may be particularly likely where the Fund, directly or through an Underlying Fund, invests in high yield securities or securities priced in foreign markets.

The Funds’ Board has approved policies and procedures intended to discourage excessive trading of the Fund’s Shares. The Funds monitor the number of roundtrip transactions in shareholder accounts. A roundtrip is a mutual fund purchase or exchange purchase followed by a sell or exchange sell within 30 calendar days in the same fund and account. Shareholders that place a second roundtrip transaction in the same Fund will have their account restricted to redemption-only mode for 30 days from the date of the second roundtrip. Whether or not the specific testing criteria or monitoring limits proscribed by the policies and procedures are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder or broker is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder or broker from making further purchases or exchanges of Shares. The Advisor will provide to the Funds’ Board a quarterly report of all occurrences deemed to be excessive trading during the preceding quarter, and a description of any action taken with respect thereto.

Corporate Resolutions

Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations and Account Statements

You will receive written confirmation of purchases, redemptions and exchanges (except systematic transactions). Shareholders will receive quarterly statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. For further details, contact Shareholder Services at 1-800-336-9970.

Distribution of Fund Shares

ALPS Distributors, Inc., whose address is 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Distributor of the Funds offered by this prospectus.

The Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

servicing Shares. Financial intermediaries include the Advisor and its affiliates. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

Rule 12b-1 Plans (Class A Shares)

Certain Funds have adopted a Rule 12b-1 Plan (the “Plan”) on behalf of Class A share offered by this prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

Shareholder Services Plans (Class A and Class I)

The Funds have adopted a Shareholder Services Plan on behalf of Class A and Class I shares, which is administered by ALPS Distributors, Inc. to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (“M&T Securities”) has entered into a shareholder services agreement with ALPS Distributors, Inc. under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

Additional Payments to Financial Intermediaries

The Advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries (including the Distributor) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Municipal Bond Fund is also referred to as the “Tax-Free Fund.”

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare pay all of its net investment income, if any, to shareholders as described in the table below.

FUND	Dividends Declared/ Dividends Paid
Large-Cap Strategy Fund, Small-Cap Strategy Fund, Strategic Allocation Aggressive Fund, Strategic Allocation Conservative Fund, Alternatives Fund and Multi-Manager Real Asset Fund	Quarterly/Quarterly
Municipal Bond Fund	Daily/ Monthly

Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If the Funds receive returned mail from the address to which cash distributions are being mailed, a second attempt will be made to deliver the proceeds. After a second postal return, your account will be coded to reinvest all future distributions until such time that a correct address is provided.

Annual Statements and Tax Forms

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions Except for the Municipal Bond Fund (See, “Additional Information for the Municipal Bond Fund” below), each Fund expects, based on its investment goal and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The Funds’ distributions (other than the Municipal Bond Fund’s) are expected to be primarily from ordinary income.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Bond Funds primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

Sale or Redemption of Fund Shares A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different MTB Fund is the same as a sale. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund in writing to use a different calculation method. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Backup Withholding By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Additional Information for the Municipal Bond Fund

Exempt-Interest Dividends Dividends from the Municipal Bond Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, the Municipal Bond Fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax. However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

While the Municipal Bond Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends The Municipal Bond Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions The Municipal Bond Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

This discussion of “Dividends, Distributions, and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Portfolio Holdings Information

Information concerning each Fund’s portfolio holdings is available in the “Funds & Performance” section of the Trust’s website at www.mtbfunds.com. A complete listing of each Fund’s portfolio holdings as of the end of each month is posted on the website approximately 30 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the “Funds & Performance” page by selecting a Fund Name and Share Class, then selecting “Fund Holdings” under the Select Document pull down menu.

Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

•	Identification of the Fund’s top ten holdings; and

•	Percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country.

You may access this from the “Funds & Performance” page: by selecting a Fund Name and Share Class, then selecting “Quarterly Fact Sheet” under the Select Document pull down menu. You may also access a complete set of these monthly/ quarterly fact sheets by clicking on “Prospectus and Fund Guide” and selecting “Retail Fund Guide.” As of the date of this prospectus, the Funds have not commenced operations.

In addition, each Fund’s annual and semi-annual reports will contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may access this from the “Funds & Performance” page: click on “Funds Prospectuses & Regulatory Literature” and select the desired report from the following options: “Semi-Annual Report” or “Annual Report.” Each Fund will prepare a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund’s portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and is posted on the Funds’ website at www.mtbfunds.com.

A description of the Funds’ Portfolio Holdings Disclosure Policy, which addresses the disclosure of the Funds’ portfolio securities, is available in the Funds’ SAI.

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FINANCIAL HIGHLIGHTS

Financial Highlights

Financial information is not provided because the Funds have not begun operation as of the date of this prospectus.

PROSPECTUS / December 30, 2011	67

MTB GROUP OF FUNDS

100 E. PRATT ST.

(17TH FLOOR)

BALTIMORE, MD 21202

www.mtbia.com

MTB-PRO-001-1211

1-800-336-9970   /  mtbfunds.com

www.mtbfunds.com

How to Obtain More Information About MTB Group of Funds

A Statement of Additional Information (“SAI”) dated December 30, 2011, is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call 1-800-336-9970. The SAI and the Annual and Semi-Annual Reports are available on the MTB Funds’ website, at www.mtbfunds.com.

Automated price, yield, and performance information—24 hours a day, 7 days a week:

Call 1-800-336-9970

SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the MTB Group of Funds, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call (202) 551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or (2) sending an electronic request to publicinfo@sec.gov.

To Obtain More Information:

Phone: Call 1-800-336-9970

Web: www.mtbfunds.com

We are pleased to send you this prospectus for MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

STATEMENT OF ADDITIONAL INFORMATION

CLASS A SHARES, CLASS I SHARES

MTB GROUP OF FUNDS

Statement of Additional Information

December 30, 2011

BOND FUND

Wilmington Municipal Bond Fund (Municipal Bond Fund)

(Class A, Class I)

STRATEGIC ALLOCATION FUNDS

Wilmington Strategic Allocation Aggressive Fund (Strategic Allocation Aggressive Fund)

(Class A, Class I)

Wilmington Strategic Allocation Conservative Fund (Strategic Allocation Conservative Fund)

(Class A, Class I)

MULTI-MANAGER FUND

Wilmington Multi-Manager Real Asset Fund (Multi-Manager Real Asset Fund)

(Class A, Class I)

ALTERNATIVE STRATEGIES FUND

Wilmington Rock Maple Alternatives Fund (Alternatives Fund)

(Class A-(WRAAX), Class I-(WRAIX)

EQUITY FUNDS

Wilmington Large-Cap Strategy Fund (Large Cap Strategy Fund)

(Class A, Class I)

Wilmington Small-Cap Strategy Fund (Small-Cap Strategy Fund)

(Class A, Class I)

This Statement of Additional Information (“SAI”) is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds dated December 30, 2011.

This SAI incorporates by reference the MTB Group of Funds (“Trust”) annual reports for the year ended April 30, 2011. A copy of this prospectus or annual reports may be obtained without charge by calling (800) 336-9970 ; in the Buffalo area call (716) 635-9368, or by visiting www.mtbfunds.com.

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HOW ARE THE FUNDS ORGANIZED?

Each fund covered by this SAI (each a “Fund” and, collectively, the “Funds”) is a diversified portfolio of the Trust, a Delaware statutory trust. The Trust is an open-end management investment company. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the “Corporation”) that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. On January 8, 2001, certain of the Funds were created in connection with the reorganization of the Governor Funds. The Trust changed its name from VISION Group of Funds to MTB Group of Funds on August 15, 2003. The Trust may offer separate series of Shares representing interests in separate portfolios of securities.

Through an internal reorganization, the Funds’ investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company (“M&T Bank”) to MTB Investment Advisors, Inc. (“MTBIA” or the “Advisor”), a subsidiary of M&T Bank, on August 15, 2003. Twenty-two equity, bond, strategic allocation and money market funds, and one variable annuity fund are offered in separate prospectuses and Statements of Additional Information.

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund’s investment goal. Following is a table that indicates which types of securities are a:

P	=	Principal investment of a Fund;
A	=	Acceptable (but not principal) investment of a Fund; or
N	=	Not an acceptable investment of a Fund.

BOND FUNDS

Wilmington Municipal Bond Fund
Fixed Income Securities	P

Treasury Securities	P

Agency Securities	P

Corporate Debt Securities	P

Commercial Paper	A

Demand Instruments	A

Taxable Municipal Securities	A

Mortgage Backed Securities	P

Asset Backed Securities	P

Zero Coupon Securities	A

Wilmington Municipal Bond Fund
Bank Instruments	A

Credit Enhancement	A

Tax Exempt Securities	A

General Obligation Bonds	A

Special Revenue Bonds	A

Tax Increment Financing Bonds	A

Variable Rate Demand Instruments	A

Municipal Securities	A

Municipal Notes	A

Municipal Leases	A

Convertible Securities	A

Foreign Securities	A

Derivative Contracts	A

Options	A

Special Transactions	A

Repurchase Agreements	A

Reverse Repurchase Agreements	A

Delayed Delivery Transactions	A

Securities Lending	A

Asset Segregation	A

Investing in Securities of Other Investment Companies	A

Non-Investment Grade Securities	A

STRATEGIC ALLOCATION FUNDS

	Strategic Allocation Conservative Fund	Strategic Allocation Aggressive Fund
Equity Securities	P	P

Common Stocks	P	P

Preferred Stocks	P	P

Interests in Other Limited Liability Companies	A	A

Real Estate Investment Trusts	P	P

Warrants	A	A

Fixed Income Securities	P	P

Treasury Securities	P	P

Agency Securities	P	P

Corporate Debt Securities	P	P

Commercial Paper	A	A

Demand Instruments	A	A

Mortgage Backed Securities	P	P

Asset Backed Securities	P	P

Zero Coupon Securities	P	P

Bank Instruments	A	A

Exchange-Traded Notes	P	P

Convertible Securities	P	P

Foreign Securities	P	P

Hedge Fund Strategies	P	P

Derivative Contracts	A	A

Futures Contracts	A	A

Options	A	A

Special Transactions	A	A

Repurchase Agreements	A	A

Reverse Repurchase Agreements	A	A

Delayed Delivery Transactions	A	A

Securities Lending	A	A

	Strategic Allocation Conservative Fund	Strategic Allocation Aggressive Fund
Asset Segregation	A	A

Investing in Securities of Other Investment Companies	P	P

Exchange-Traded Funds	P	P

MULTI-MANAGER REAL ASSET FUND

Multi- Manager Real Asset Fund
Equity Securities	P

Common Stocks	P

Preferred Stocks	P

Interests in Other Limited Liability Companies	A

Real Estate Investment Trusts	P

Warrants	A

Fixed Income Securities	P

Treasury Securities	P

Agency Securities	P

Corporate Debt Securities	P

Commercial Paper	A

Demand Instruments	A

Mortgage Backed Securities	P

Asset Backed Securities	P

Zero Coupon Securities	A

Bank Instruments	A

Convertible Securities	P

Foreign Securities	A

Depositary Receipts	A

Derivative Contracts	A

Futures Contracts	P

Options	P

Special Transactions	P

Multi- Manager Real Asset Fund
Repurchase Agreements	A

Reverse Repurchase Agreements	A

Delayed Delivery Transactions	A

Securities Lending	A

Asset Segregation	A

Short Sales	P

Investing in Securities of Other Investment Companies	P

Exchange-Traded Funds	P

ALTERNATIVES FUND

Alternatives Fund
Equity Securities	P

Common Stocks	P

Preferred Stocks	P

Interests in Other Limited Liability Companies	P

Real Estate Investment Trusts	A

Warrants	A

Fixed Income Securities	P

Treasury Securities	A

Agency Securities	A

Corporate Debt Securities	P

Commercial Paper	A

Demand Instruments	A

Mortgage Backed Securities	P

Asset Backed Securities	P

Zero Coupon Securities	A

Bank Instruments	A

Convertible Securities	P

Foreign Securities	P

Alternatives Fund
Depositary Receipts	P

Derivative Contracts	P

Futures Contracts	P

Options	P

Special Transactions	P

Repurchase Agreements	P

Reverse Repurchase Agreements	A

Delayed Delivery Transactions	A

Securities Lending	A

Asset Segregation	A

Short Sales	P

Investing in Securities of Other Investment Companies	P

Exchange-Traded Funds	P

EQUITY FUNDS

	Small-Cap Strategy Fund	Large-Cap Strategy Fund
Equity Securities	P	P

Common Stocks	P	P

Preferred Stocks	P	P

Interests in Other Limited Liability Companies	A	A

Real Estate Investment Trusts	A	A

Warrants	A	A

Fixed Income Securities	A	A

Treasury Securities	A	A

Agency Securities	A	A

Corporate Debt Securities	A	A

Commercial Paper	A	A

Demand Instruments	A	A

Mortgage Backed Securities	A	A

	Small-Cap Strategy Fund	Large-Cap Strategy Fund

Asset Backed Securities	A	A

Zero Coupon Securities	A	A

Bank Instruments	A	A

Convertible Securities	A	A

Foreign Securities	A	A

Depositary Receipts	A	A

Derivative Contracts	A	A

Futures Contracts	A	A

Options	A	A

Special Transactions	A	A

Repurchase Agreements	A	A

Reverse Repurchase Agreements	A	A

Delayed Delivery Transactions	A	A

Securities Lending	A	A

Asset Segregation	A	A

Short Sales	A	A

Investing in Securities of Other Investment Companies	P	P

Exchange-Traded Funds	P	P

SECURITIES DESCRIPTIONS, RISKS AND TECHNIQUES

The Bond Fund. The “Bond Fund” is the Wilmington Municipal Bond Fund (the “Municipal Bond Fund”). The Municipal Bond Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. The investment goal of the Bond Fund may be changed by the Board of Trustees upon 60 days written notice to shareholders.

The Municipal Bond Fund will normally invest at least 80% of its assets in municipal securities that provide interest exempt from federal income tax. These policies may be changed by the Board of Trustees upon 60 days written notice to shareholders.

The Equity Funds. The “Equity Funds” are the Wilmington Large-Cap Strategy Fund (the “Large-Cap Fund”) and the Wilmington Small-Cap Strategy Fund (the “Small-Cap Fund”). The investment goal of each of the Large-Cap Fund and Small-Cap Fund is to achieve long-term capital appreciation. The Large-Cap Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. The Small-Cap Fund invests at least 80% of its assets in of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap companies. The investment goal and policies of each of the Large-Cap Fund and Small-Cap Fund may be changed by the Board of Trustees upon 60 days written notice to shareholders.

The Multi-Manager Fund. The “Multi-Manager Fund” is the Wilmington Multi-Manager Real Asset Fund (the “Real Asset Fund”). The Multi-Manager Fund employs a multi-manager strategy, relying on its investment adviser to determine the weightings amongst the sub-advisers who make the day-to-day investment decisions for the Multi-Manager Fund. The investment goal of the Real Asset Fund is to achieve long-term preservation of capital with current income. The investment goal of the Real Asset Fund may be changed upon 60 days written notice to shareholders. The Real Asset Fund seeks to achieve its investment goal by investing at least 80% of its net assets in “Real Return” assets consisting of (i) inflation protected and fixed-income securities including Treasury Inflation-Protected Securities or “TIPS;” (ii) real estate-related securities including securities of real estate companies and real estate investment trusts and (iii) commodity/natural resource-related securities. These policies may be changed by the Board of Trustees upon 60 days written notice to shareholders.

The Alternatives Fund. The “Alternatives Fund” is the Wilmington Rock Maple Alternatives Fund. The following supplements the information concerning the Fund’s investment goal, principal investment strategy and principal risks found in its prospectus. Any stated percentage limitations are measured at the time of the purchase of a security. The investment goal of the Alternative Strategies Fund may be changed by the Board of Trustees upon 60 days written notice to shareholders.

Strategic Allocation Funds. Unless otherwise indicated, the information below applies to each Strategic Allocation Fund through its investment in shares of other mutual funds (“Underlying Funds”). The investment goal of each Underlying Fund is to provide total return. The Underlying Funds in which the Strategic Allocation Funds invest file financial and other information with the Securities and Exchange Commission (the “SEC”), including prospectuses and statements of additional information. Such information is publicly available on the SEC’s website at www.sec.gov. The investment goal of the Strategic Allocation Funds may be changed by the Board of Trustees upon 60 days written notice to shareholders.

No representation or warranty is hereby made as to the accuracy or completeness of any such information (the reference to the SEC’s website is an inactive textual reference and information contained in, or otherwise accessible through, this website does not form a part of the prospectuses or this SAI).

Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which a Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stocks.

Warrants

Warrants give a Fund the option to buy the issuer’s equity securities at a specified price (the “exercise price”) at a specified future date (the “expiration date”). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association (“Ginnie Mae”), Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association (“Fannie Mae”), Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Trust Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds that are issued by a foreign government are generally adjusted to reflect a comparable inflation index that is calculated by that foreign government.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Taxable Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”)

CMOs, including interests in real estate mortgage investment conduits (“REMICs”), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes’ share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (“Interest Only” or “IOs”) and principal payments to another class (“Principal Only” or “POs”). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (“Floaters”) receives a share of interest payments based upon a market index such as LIBOR. The other class (“Inverse Floaters”) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. Convertible securities are also subject to risks that affect debt securities in general, and may be subordinate to other types of debt securities from the same issuer.

However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See “Risks Associated with Non-investment Grade Securities” herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Exchange-Traded Notes

An exchange-traded note (“ETN”) is a senior, unsecured, unsubordinated debt security, registered under the Securities Act of 1933 and issued by a large financial institution. Repayment of the note is dependent on the continued creditworthiness of the issuer. An ETN is structured to provide exposure to the returns of a particular market or investment strategy. Its return is based on the performance of an underlying index, which may be well-known or may be designed by the issuer specifically for the purpose of constructing and issuing the ETN. The value of an ETN changes daily based on the performance of the related index, and the issuer calculates and disseminates that value to the market each day. An ETN does not pay interest or dividends. An investor may sell its ETN in the market, seek to redeem the note, or receive a payment at maturity.

Guaranteed Investment Contracts

The Bond Funds and the Alternatives Fund may invest in guaranteed investment contracts (“GIC”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Fund’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. No Fund intends to invest more than 5% of its net assets in GICs.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (“AMT”). A Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (“TIF”) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Municipal Securities

Municipal Securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (“COPs”). However, a Fund may also invest directly in individual leases.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (“ADRs”) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Currency and Related Transactions

The Equity Funds, the Multi-Manager Fund, Alternatives Fund and Asset Allocation Funds may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivatives”), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. See “Appendix A - Options, Futures and Forward Currency Contract Strategies.”

DERIVATIVE CONTRACTS

The Equity Funds, the Multi-Manager Fund, Alternatives Fund and the Strategic Allocation Funds may invest in a variety of derivative investments, to the extent permitted by their investment goals and policies, to seek income for hedging purposes, to seek to replicate the composition and performance of a particular index, to seek exposure to a particular asset class, for liquidity purposes or as part of their overall investment strategies. Some derivative investments a Fund may use are the hedging instruments described below in this SAI. Segregated accounts will be maintained for all derivative transactions, to the extent required by the 1940 Act. The Funds may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”). The Funds also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds also may enter into swap agreements with respect to interest rates, credit, inflation, commodities, and indexes of securities or commodities, and to the extent they may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. See “Swap Agreements and Options on Swap Agreements.”

The Funds may invest in structured notes and indexed securities. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.

Other derivative investments the Fund may use include “debt exchangeable for common stock” of an issuer or “equity-linked debt securities” of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer’s common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer’s common stock might not be as high as the investment adviser expected. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that such instruments are consistent with a Fund’s investment goal.

The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the investment adviser to forecast interest rates and economic factors correctly. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss.

A Fund might not employ any of the derivative instruments or related strategies discussed, and no assurance can be given that any derivative instrument will perform as expected or that a strategy used will succeed. If the investment adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, (the “IRC”). To qualify as RICs, the Funds must invest in assets which produce types of income specified in the IRC (“Qualifying Income”). Whether the income from derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, a Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if a Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” for additional information related to these restrictions.

Futures and Options on Futures

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent the Alternatives Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. Recently the CFTC has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

A Fund may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract. The Fund may also invest in futures contracts on debt securities (“Debt Futures”) or options on Debt Futures.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.

A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the investment adviser’s or a sub-adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Equity-Linked Securities

The Multi-Manager Real Asset Fund and the Alternatives Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See “Foreign Securities” below. In addition, a Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to a Fund’s restriction on investments in illiquid securities.

Event-Linked Exposure

The Multi-Manager Real Asset Fund, and the Alternatives Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund, when investing in the bond, may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. See “Taxation of the Funds” for more information regarding the tax risks related to a Fund’s investment in an event-linked bond.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for a Fund.

Swap Agreements and Options on Swap Agreements

The Bond Funds, the Equity Funds, the Multi-Manager Fund, the Strategic Allocation Funds and the Alternatives Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, inflation, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment goal and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund’s investment goals and general investment policies, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate or “LIBOR”, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

On January 26, 2011, the Commodity Futures Trading Commission (“CFTC”) proposed certain regulatory changes that would subject a registered investment company to registration and regulation by the CFTC as a commodity pool if the registered investment company invests in more than a prescribed level of its liquidation value in commodity futures, swaps and certain other instruments, or if the registered investment company markets itself as trading in or otherwise providing investment exposure to commodity interests or swap markets. If these regulatory changes are ultimately adopted by the CFTC, a Fund that invests in commodity interests, futures, swaps or other derivatives may become subject to the CFTC registration requirements, and the disclosure and operations of such Fund would need to comply with all applicable CFTC regulations governing commodity pools. Compliance with these additional registration and regulatory requirements would likely increase Fund expenses. Alternatively, a Fund may need to abandon or otherwise limit its investments in commodities, which could significantly change the Fund’s investment strategies or otherwise deprive the Fund of the investment benefits that use of commodity interests and related instruments may provide.

A Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

A Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to liquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or liquid securities, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or liquid assets determined, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until November 30, 2010. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. In response to these developments, in March 2009 the Financial Industry Regulatory Authority (“FINRA”) proposed a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire November 30, 2010.

Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment goal will depend on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the repurchase agreement guidelines). The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The Funds intend to qualify annually to be treated as RICs under the IRC. To qualify as RICs, the Funds must invest in assets which produce Qualifying Income. Whether the income from swaps and similar securities is Qualifying Income is unclear under current law. Accordingly, a Fund’s ability to invest in swaps and similar securities may be restricted. Further, if a Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” for additional information related to these restrictions.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a Fund’s limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. A Fund bears the risk that the investment adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If the investment adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the

Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the Commodities Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Correlation Risk. In certain cases, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are a number of factors which may prevent a mutual fund, or derivatives or other strategies used by a fund, from achieving desired correlation (or inverse correlation) with an index. These may include, but are not limited to: (i) the impact of fund fee, expenses and transaction costs, including borrowing and brokerage costs/bid-ask spreads, which are not reflected in index returns; (ii) differences in the timing of daily calculations of the value of an index and the timing of the valuation of derivatives, securities and other assets held by a fund and the determination of the net asset value of fund shares; (iii) disruptions or illiquidity in the markets for derivative instruments or securities in which a fund invests; (iv) a fund having exposure to or holding less than all of the securities in the underlying index and/or having exposure to or holding securities not included in the underlying index; (v) large or unexpected movements of assets into and out of a fund (due to share purchases or redemptions, for example), potentially resulting in the fund being over- or underexposed to the index; (vi) the impact of accounting standards or changes thereto; (vii) changes to the applicable index that are not disseminated in advance; (viii) a possible need to conform a fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (ix) fluctuations in currency exchange rates.

Currency-Related Derivatives and Other Financial Instruments

The Alternatives Fund may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter (“OTC”) options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

The Fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may participate in Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Alternatives Fund may use Position Hedging when the investment adviser or a sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to Proxy Hedging as described below.

The Alternatives Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging (“Proxy Hedging”). Proxy Hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy Hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in Proxy Hedging. If the Fund enters into a currency hedging transaction, the Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

The Alternatives Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

The Alternatives Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Hybrid Instruments

The Alternatives Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrid instruments may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. The benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrid instruments also exposes the Fund to the credit risk of the issuer of the hybrid instruments. These risks may cause significant fluctuations in the NAV of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

OTHER INVESTMENTS

Illiquid Securities

The Funds may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s investment adviser or sub-adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.

Floating Rate Loans

A Fund may invest in another investment company (including ETFs) that invests primarily in floating rate (e.g., LIBOR-based), commercial loans made by banks and other institutional lenders. The loans may be to U.S. or foreign borrowers, and may have below investment grade credit ratings. The loans may be secured or unsecured, and may be senior or subordinated loans.

Commodity-Linked Investments

A Fund may invest in another investment company (including ETFs) that invests in commodities such as oil, coal, natural gas, metals and agricultural products. A fund that seeks commodities exposure generally does not invest directly in the physical assets themselves. Instead, the fund invests in commodity-linked notes and options that together are intended to provide exposure to the investment return of assets that trade in the commodities markets. A Fund may also invest in a commodity-linked ETN, where the return on the note is derived from the performance of one or more commodity indices.

Hedge Fund Strategies

A Fund may invest in another investment company (including ETFs) that employs a principal investment strategy that differs markedly from a traditional, benchmark-centric, growth or value, market capitalization-oriented or buy-and-hold investment style, and that is more characteristic of the hedge fund industry. These strategies may be referred to as “hedge fund strategies.” An underlying fund may pursue any one or more of the following hedge fund strategies:

Absolute Return. Absolute return funds seek to produce results that are largely independent of, or have low correlation to, the broader markets. An absolute return fund generally has greater latitude to invest in a wider universe of securities, and without the fixed asset weightings of traditional asset allocation approaches. Absolute return investment techniques generally include non-traditional investment strategies such as short selling, and the use of futures, options, derivatives, arbitrage, leverage and unconventional assets.

Discretionary Macro. A fund utilizing a macro investing strategy takes sizable positions in equity, fixed income or currency markets in anticipation of macroeconomic events in order to generate a risk-adjusted return. Macro fund managers use macroeconomic analysis based on market events and trends to identify opportunities for investment that would profit from anticipated price movements.

Distressed Credit. A fund engaged in distressed credit investing seeks equity-like returns through purchases of bonds and bank debt of firms in distressed situations (e.g., bankruptcies, reorganizations, coercive tenders). The debt is purchased at notable discounts to par and, to reduce downside potential, may have seniority in the capital structure. If and when a distressed company is reorganized and regains health, the debt purchased at discount may increase in value or even be swapped into equity.

Equity Market Neutral. Equity market neutral is a strategy that seeks to exploit investment opportunities unique to some specific group of stocks while maintaining a neutral exposure to broad groups of stocks, which may be defined by sector, industry, market capitalization, country or region. The strategy holds long/short equity positions, with long positions hedged with short positions in the same and related sectors, so that the equity market neutral investor should be little affected by sector-wide events.

Event-Driven/Merger Arbitrage. Event-driven investing is a strategy that seeks to exploit pricing inefficiencies that may occur before or after a corporate event, such as a bankruptcy, merger, acquisition or spinoff, occurs. Merger arbitrage centers on capturing the market price differential between the acquiring and acquired companies’ securities in exchange for bearing the risk that the announced merger will not actually take place. Event-driven funds may have low correlations to the general stock market because the funds focus on specific deals and are less influenced by macro market factors.

Fixed Income Arbitrage. Fixed-income arbitrage seeks to exploit pricing differentials between fixed-income securities. The fund manager simultaneously purchases and sells two similar securities whose prices, in the opinion of the fund manager, do not reflect what the fund manager believes to be their “true value.” Acting on the assumption that prices will revert to “true value” over time, the fund manager sell shorts the overpriced security and buys the underpriced security. Once prices revert to true value, the trade may be liquidated at a profit. Credit default swaps are often employed in fixed-income arbitrage.

Long/Short Equity. Equity long-short is an investing strategy that involves taking long positions in stocks that are expected to increase in value and short positions in stocks that are expected to decrease in value. Long positions may be funded, in part, by proceeds from the short positions, so equity long-short investing involves the use of leverage.

Managed Futures. Managed futures is an asset class managed by professional commodity managers who use proprietary trading systems to invest in currency, interest rate, equity, metal, energy and agricultural markets though the use of futures, forwards, and options. The managers generally have the ability to invest across a wide range of global markets and asset classes and have the flexibility to take long and short positions in these investments based on projected profit potential and economic factors. Managed futures’ returns may have low correlation to returns on stock and bond investments.

Multi-Strategy. A multi-strategy fund uses several strategies within the same pool of assets that is designed to adapt to large and small market forces in real time. The fund might seek returns from shorting equities, investing in global real estate projects, and identifying momentum-focused or event- driven investments. The investment diversification may reduce volatility and decrease asset-class and single-strategy risks. The fund may allocate investments to a certain strategy in response to market trends, allowing it to capitalize on favorable market conditions more easily.

Infrastructure Assets

Infrastructure-related companies are involved in providing energy, transportation, communications, utilities and other essential services to society. Infrastructure companies own and operate assets such as rail systems, shipping ports, toll roads, power transmission lines, and municipal sewage treatment and water purification systems, and provide services and materials necessary for the construction and maintenance of such assets. While governments have historically played a major role in financing infrastructure, budget constraints have led to an increase in reliance on private financing, ownership and operation.

Master Limited Partnerships (“MLPs”). The Alternatives Fund may invest in MLPs. MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Natural Resources

A Fund may invest directly and indirectly in companies that own or develop natural resources, or supply goods and services to such companies. These companies may be involved in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, paper and forest products, and other basic commodities.

Real Estate

A Fund may invest in a real estate investment trust (“REIT”), which is a pooled investment vehicle that invests directly in income-producing real estate (an “equity REIT”), in loans secured by real estate (a “mortgage REIT”), or a combination thereof (a “hybrid REIT”). An equity REIT receives rental income and any profits on the sale of its properties. A mortgage REIT receives interest income from the loans made on underlying properties. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

The Funds’ custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Advisor or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which a fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which a fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (“TBAs”)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Securities Lending

The Funds may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Segregation (Bond Funds, Multi-Manager Fund, Strategic Allocation Funds, Alternatives Fund and Equity Funds)

In accordance with the Securities and Exchange Commission (“SEC”) and SEC staff positions regarding the interpretation of the Investment Company Act of 1940, as amended (“1940 Act”), with respect to derivatives that create a future payment obligation of a Fund, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts’ full, notional value. With respect to forwards that are contractually required to “cash-settle,” however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund’s daily marked-to-market (net) obligations, if any (i.e., the Fund’s daily net liability, if any), rather than the notional value.

The Funds will employ another approach to segregating assets to cover options that it sells. If a Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If a Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

A Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if a Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See “Specific Risks of Investing in the Funds” in the prospectus. Unless a Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Funds reserves the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, a Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund’s obligations.

With respect to short sales transactions, the Funds will set aside cash or readily marketable securities in an amount equal to the greater of (i) the market value of the securities sold short; and (ii) the market price at which the short position was established, in each case less any margin on deposit.

Short Sales

A Fund may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that a fund does not own (or will borrow for delivery), because the fund believes the stock will decline in price or the fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the fund will incur a loss. When the fund sells short, it borrows the stock from a broker “on margin,” and must pay interest to the broker on the margin amount until the stock is replaced by the fund. In no event will a Fund engage in short sales transactions if it would cause the market value of all of the Fund’s securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by a Fund is limited to the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of the issuer. A Fund may also “sell short against the box,” i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.

Investing in Securities of Other Investment Companies

A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash.

Exchange-Traded Funds

The Funds may also invest in exchange-traded funds (“ETFs”) in order to implement their investment strategies. The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Pursuant to an SEC exemption, each of the Funds is permitted to invest in shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Non-Investment Grade Securities

Commonly referred to as “junk bonds,” these fixed-income securities are rated below investment grade by nationally recognized statistical rating organizations, such as Moody’s and Standard & Poor’s, or are unrated securities that the Fund’s Advisor believes to be of comparable quality. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

ADDITIONAL INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds’ principal risks are described in the prospectus. Additional risk factors are outlined below and correspond to the risk factors identified in the prospectus. The risk descriptions below complement the discussion of strategies and risks above.

SECURITY	RISK TYPE
Fixed Income Securities	Interest Rate Risks Credit Risks Call Risks Prepayment Risks Risks Associated with Non-Investment Grade Securities

Mortgage Backed Securities	Risks Associated with Complex CMOs Prepayment Risks Liquidity Risks

Equity Securities

Stock Market Risks

Sector Risks

Liquidity Risks

Risks Related to Investing for Growth

Risks Related to Investing for Value

Risks Related to Company Size

Tracking Error Risks

Close Out Risks

Risks of Investing in Emerging Market Countries

Convertible Securities	Interest Rate Risks Credit Risks Call Risks Prepayment Risks Risks Associated with Non-Investment Grade Securities Stock Market Risks

Foreign Securities	Currency Risks Risks of Foreign Investing Risks of Investing in Emerging Market Countries Euro Risks

Derivative Contracts	Leverage Risks

Tax Exempt Securities	Tax Risks Risks Associated with Investing in a Single State Risks of Non-Diversification

Special Transactions	Interest Rate Risks Credit Risks Leverage Risks

Investing in Securities of Other Investment Companies	All Risks

Exchange-Traded Funds	Stock Market Risks Sector Risks Liquidity Risks Risks Related to Investing for Growth Risks Related to Investing for Value Risks Related to Company Size Tracking Error Risks

Stock Market Risks

Sector Risks

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Advisor allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Advisor attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks

The Euro is the single currency of the European Monetary Union (“EMU”). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries’ ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund or the Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Risks of Investing in Emerging Market Countries

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed countries.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Leverage Risks

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Non-Investment Grade Securities

The securities in which the Funds may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Close Out Risks

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that a Fund closes out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.

Tracking Error Risks

Factors such as Fund expenses, imperfect correlation between a Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment goal of accurately correlating to an index.

Asset Allocation Risks

The Strategic Allocation Fund is subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment goals, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Risks Related to Commodities and Natural Resources

An investment in commodities, or in operating companies that have significant exposure to commodities, exposes a Fund to the greater volatility of the commodity markets, to commodity-specific risks (drought, floods, weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets and the operations of companies engaged in natural resources industries. The natural resources industries can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices and tax and other government regulations.

Risks Related to Exchange-Traded Notes

The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index underlying the ETN and the creditworthiness of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

Risks Related to Hedge Fund Strategies

An investment by a Fund in an investment company that employs one or more hedge fund strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type, activity or event, and would be exposed to greater risk of loss if the investment thesis or assumptions underlying the focus do not occur as anticipated. Hedge fund strategies intended to reduce the Fund’s volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options or short sales) will magnify any losses incurred by the strategy.

Infrastructure Assets Risk

An investment in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) exposes a Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States. An infrastructure fund may be less diversified than other funds that invest in a broad range of industries.

Inflation-Indexed Securities’ Risks

The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

Risks Related to Real Estate

An investment in real estate, through investment in a real estate investment trust, exposes a Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

Risks Related to Floating Rate Loans

An investment in floating rate commercial loans (through an investment in another investment company) exposes a Fund to the creditworthiness of the lender from which the interests in the loans are acquired, as well as interest rate, prepayment, credit and counterparty risks that are associated with the underlying borrowers of the loans. No active trading market may exist for certain loans, and existing trading markets could suffer impairment. Depending on market conditions, it may be difficult to value the loans.

INVESTMENT GOALS

The Municipal Bond Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

The Strategic Allocation Aggressive Fund’s investment goal is to seek a high level of total return consistent with an aggressive level of risk relative to the other Wilmington Strategic Allocation Funds.

The Strategic Allocation Conservative Fund’s investment goal is to seek a high level of total return consistent with a conservative level of risk relative to the other Wilmington Strategic Allocation Funds.

The Multi-Manager Real Asset Fund’s investment goal is to achieve long-term preservation of capital with current income.

The Alternatives Fund’s investment goal is to achieve long-term growth of capital through consistent returns from investments that have a low correlation to traditional asset classes.

The Large-Cap Strategy Fund’s investment goal is to achieve long-term capital appreciation.

The Small-Cap Strategy Fund’s investment goal is to achieve long-term capital appreciation.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the 1940 Act: Multi-Manager Real Asset Fund, Large-Cap Strategy Fund and Small-Cap Strategy Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

Temporary Defensive Investments

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment goal and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

INVESTMENT LIMITATIONS

Except as otherwise provided, the Funds have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of a Fund’s assets or redemptions of shares will not be considered a violation of a limitation. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. Limitations which are designated as non-fundamental policies may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in non-fundamental policies become effective.

Fundamental Investment Policies:

1.	Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereon.

2.	The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

3.	The Funds will not invest in real estate, except that: (i) the Funds may invest in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or invest in securities that are secured by real estate or interests therein, including real estate investment trusts; (ii) investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation; and (iii) the Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

4.	Each Fund may make loans consistent with its investment objectives and policies, and to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereon.

5.	The Funds may not purchase or sell physical commodities, unless acquired as result of ownership of securities or other instruments and provided that: (i) the Funds may purchase securities of companies that deal in commodities; and (ii) the Funds may hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments.

6.	The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry.

7.	With respect to securities comprising 75% of the value of its total assets, each Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

For purposes of applying the limitation set forth in number 5 above, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in physical commodities.

For purposes of applying the limitation set forth in number 6 above, the term “concentration” has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and tax-exempt municipal securities issued by governments or political subdivisions will not be deemed to constitute an industry. With respect to any Fund investing in real estate-related securities, industry classifications shall include, but not be limited to, the following: Real Estate Development; Real Estate Operating Companies; Residential Real Estate; Retail and Commercial Real Estate; Diversified Real Estate Activities; Diversified REITs; Industrial REITs; Office REITs; Residential REITs; Retail REITs; and Specialized Real Estate REITs. These industry classifications are not fundamental and may be changed without the vote of a majority of the outstanding shares of the Funds. Furthermore, a Fund’s investment in an investment company that concentrates its investments in a particular industry or group of industries will not be considered an investment by the Fund in that particular industry or group of industries.

Non-Fundamental Policies:

1.	Each Fund may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

2.	Each Fund may not mortgage or hypothecate the Fund’s assets in excess of one-third of such Fund’s total assets.

3.	Each Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund’s total assets.

When engaging in options, futures and forward currency contract strategies, a Fund will either: (1) earmark or set aside cash or liquid assets in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

Unless otherwise indicated, or required by applicable law, all limitations applicable to Fund investments (as stated above and elsewhere in this Statement of Additional Information or in the Prospectuses) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

DETERMINING MARKET VALUE OF SECURITIES

ALL FUNDS

Market values of the Bond, Strategic Allocation and Equity Funds’ portfolio securities are determined as follows:

•	for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•

for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m.

Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds’ Board, although the actual calculation may be done by others.

WHAT D O SHARES COST?

Each Fund’s NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor’s Contract with the Fund, ALPS Distributors, Inc. (“Distributor”) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.

ADVANCE COMMISSIONS

When an investment professional’s customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

Municipal Bond Fund

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	0.75%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

Strategic Allocation, Multi-Manager Real Asset, Alternatives and Equity Funds

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	1.00%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

RULE 12B-1 PLANS (CLASS A SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares, and to provide distribution related and/or recordkeeping and administrative services for Fund shareholders. The Plan is also designed to cover other costs incurred in implementing and operating the Plan. In accordance with the Distribution Plan, the Distributor may enter into agreements with financial intermediaries, such as brokers and dealers, relating to distribution and/or marketing services with respect to the Class A Shares of the Funds. The Distributor may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisors) to provide distribution related and other services with respect to the Class A Shares. The Rule 12b-1 Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds’ service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of the Funds’ average daily net assets.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

SHAREHOLDER SERVICES PLANS (CLASS A SHARES AND CLASS I SHARES)

The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that a Fund pays to financial intermediaries, the Distributor and the Advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries. While Financial Industry Regulatory Authority (“FINRA”) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own resources. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Distributor and the Advisor and its affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value. These payments, subject to applicable limits, if any, will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries’ mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUB-ACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent’s sub-accounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of sub-accounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through sub-accounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTI ON IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds’ Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds’ Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust’s outstanding shares of all series entitled to vote.

As of the date of this SAI, the Funds do not have any shareholders.

Shareholders owning 25% or more of outstanding shares of a Fund may be in control of such Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Information” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

TAXATION OF THE FUND

Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a Regulated Investment Company

In order to qualify for treatment as a regulated investment company, a Fund must satisfy the following requirements:

•

Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

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Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

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Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

A Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover

For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions — Distributions of Capital Gains” below.

Capital Loss Carryovers

The capital losses of a Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010, must be used before capital losses realized in a prior taxable year. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses

For taxable years of each Fund beginning after December 22, 2010, the Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions — Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses, and losses resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence. For taxable years of the Fund beginning on or before December 22, 2010, the Fund may only elect to treat any post-October loss and net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

Undistributed Capital Gains

A Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Strategic Allocation Funds

Distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. Each Fund generally will not be able to currently offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, unless a Fund is a qualified fund of funds discussed below, the Fund (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes (see, “Taxation of Fund Distributions — Pass-through of foreign tax credits” below), (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund, and (c) dividends paid by the Fund from interest earned by an underlying fund on U.S. government obligations is unlikely to be exempt from state and local income tax (see, “U.S. government securities” below). However, a Fund is eligible to pass-through to shareholders qualified dividends earned by an underlying fund (see, “Taxation of Fund Distributions — Qualified Dividend Income for Individuals” and “— Corporate Dividends Received Deduction” below). For taxable years of the Funds beginning after December 22, 2010, a qualified fund of funds, i.e. a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, (a) is eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes, and (b) is eligible to pass-through to shareholders exempt-interest dividends from an underlying fund.

Federal Excise Tax

To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% (or 98.2% beginning January 1, 2011) of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

Foreign Income Tax

Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

TAXATION OF FUND DISTRIBUTIONS (ALL FUNDS)

Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income

Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Corporate Dividends Received Deduction for corporations”

Distributions of Capital Gains

Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Return of Capital Distributions

Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or REITs (see, “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals

With respect to taxable years of each Fund beginning before January 1, 2013 (unless such provision is extended or made permanent), ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Corporate Dividends Received Deduction

For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities

At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits

If more than 50% of a Fund’s (or if the Fund is a qualified fund of funds as described above under the heading “Taxation of the Fund — Strategic Allocation Funds”, an underlying fund’s) total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund (or an underlying fund). If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund (or underlying fund) reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund (or underlying fund).

Tax Credit Bonds

If a Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government Securities

Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see, “Taxation of the Fund — Strategic Allocation Fund” above.

Dividends Declared in December and Paid in January

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

SALE OR REDEMPTION OF FUND SHARES

Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Cost Basis Information

Unless you are investing in a Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, under the Energy Improvement and Extension Act of 2008, the Fund is required to report to you and the IRS the cost basis of “covered shares” you sell or otherwise dispose of in a taxable transaction. These cost basis reporting rules are generally effective for Fund shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (“covered shares”) and the shares are disposed of after that date. Cost basis will be calculated using the default method of average cost, unless you instruct the Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund in writing if you intend to utilize a method other than average cost for covered shares.

In addition to a Fund’s default method of average cost, other cost basis methods offered by the MTB Funds, which you may elect to apply to covered shares, include:

•	First-In, First-Out — shares acquired first in the account are the first shares depleted.

•	Last-In, First-Out — shares acquired last in the account are the first shares depleted.

•	Highest In, First Out (High Cost) — shares acquired with the highest cost per share are the first shares depleted.

•	Lowest In, First Out (Low Cost) — shares acquired with the lowest cost per share are the first shares depleted.

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Specific Lot Identification — shareholder selects which lots to deplete at time of each disposition. Transaction amount must be in shares. If you identify an insufficient number of shares or do not make a timely identification, the transaction will default to the first-in, first-out method.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund in writing of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (as defined below) you may own. You may change or revoke the use of the average cost method and elect another cost basis method for covered shares if you notify the Fund in writing. You may change from average cost to another cost basis method for covered shares at any time, but only for shares acquired after the date of the change (the change is prospective). After the change, the basis of the shares that were averaged remain averaged. You may revoke the use of the average cost method and revert to another cost basis method for covered shares if you notify the Fund in writing by the date of the first sale, exchange or other disposition of the shares. After the revocation, the basis of the shares that were averaged revert to their actual cost basis.

Each Fund may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Fund (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, the MTB Funds deplete noncovered shares in first-in, first-out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. The cost basis for noncovered shares will be calculated separately from any covered shares you may own. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Fund.

Each Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

For additional information and updates regarding cost basis reporting and available shareholder elections, please visit MTB Fund’s website at http://www.mtbfunds.com. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales

All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase

Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. However, under the RIC Mod Act, this rule will not apply to any loss incurred on a redemption or exchange of shares of a tax-free money market fund or other fund that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period begins after December 22, 2010.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.

Medicare Tax

The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).

TAX TREATMENT OF PORTFOLIO TRANSACTIONS

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Securities In Which the Funds Invest” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General

In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments

Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund

Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions

In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced, for taxable years of the Fund beginning after December 22, 2010, by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Straddles

Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest. offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

Foreign Currency Transactions

A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments

A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs

A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investments in Non-U.S. REITs

While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income)

Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (“UBTI”), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs

For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund — Qualification as a Regulated Investment Company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.

Investments in Commodities — Structured Notes, Corporate Subsidiary and Certain ETFs

Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a Regulated Investment Company.” Also, the IRS has issued a Revenue Ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income

Requirement. However, in a subsequent Revenue Ruling, the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of a fund with respect to which the extended due date of the return is after December 22, 2010.

Securities Lending

While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.

For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities

Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in Securities of Uncertain Tax Character

A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

TAX CERTIFICATION AND BACKUP WITHHOLDING

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

NON-U.S. INVESTORS

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General

The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Exempt-Interest Dividends

In general, exempt-interest dividends reported by the Fund to shareholders as paid from net tax-exempt income are not subject to U.S. withholding tax.

Capital Gain Dividends and Short-Term Capital Gain Dividends

In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends

With respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end.

As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors

It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits

Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property

The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

•

If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by the Fund before January 1, 2012 (unless such sunset date is extended or made permanent), except that after such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax

Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. For decedents dying during 2010, the U.S. federal estate tax was reinstated retroactively, except where the executor of the estate of a decedent makes an election to opt out of the estate tax and instead be subject to modified carryover basis rules. For decedents dying after 2010, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended or made permanent.

U.S. Tax Certification Rules

Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from back-up withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Tax Compliance Act

Under the Foreign Account Tax Compliance Act, the relevant withholding agent may be required to withhold 30% of any distributions paid after December 31, 2013 and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the U.S. tax certification rules described above.

The scope of these requirements remain unclear, and shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Funds. Where required, the tables separately list Trustees who are “interested persons” of the Funds (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Trustee is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 100 East Pratt Street, 17th floor, Baltimore, Maryland 21202. The Trust is comprised of 23 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name Birth Year Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust*
Kenneth G. Thompson+ Birth year: 1964 Trustee Began serving: December 2008	Principal Occupations: Senior Vice President, M&T Bank. Other Directorships Held: None.	—

Jeffrey Durkee+ Birth year: 1958 Trustee Began serving: December 2007	Principal Occupations: President and Chief Executive Officer, MTB Investment Advisors, Inc. (3/07 to present). Other Directorships Held: None. Previous Positions: Chairman and CEO Private Wealth Management, Mercantile Bankshares Corporation (4/06 to 3/07); Senior Vice-President and Director, Southern Division, Legg Mason Wood Walker (1998 to 4/06).	—

+	Kenneth G. Thompson and Jeffrey Durkee are “interested” due to positions they hold with M&T Bank, the parent of the Funds’ Advisor.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Year Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust*
Joseph J. Castiglia Birth year: 1934 Chairman and Trustee Began serving: February 1988.

Principal Occupation: Retired.

Other Directorships Held: Chairman, Community Foundation for Greater Buffalo (1/05 to 12/08); Chairman and Treasurer, Buffalo Olmstead Parks Conservancy (1/05 to 6/11); Chairman, Buffalo Philharmonic Orchestra Foundation (1/06 to 6/11); Vice Chairman, Christ the King Seminary (1/05 to 6/11); Director, Baker Victory Services (1/05 to 12/08); Director, Dunn Tire Corporation (1/05 to 6/11); Director, Read to Succeed Buffalo (1/08 - 6/11).

Previous Positions: President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc., manufacturer of paints and chemical specialties (12/67 to 1/96); Chairman and Director, Catholic Health Systems of Western New York (1/97 to 5/03); Chairman Blue Cross Blue Shield of Western and Central New York (5/92 to 5/07); Director, Energy East, gas and electric utility; Chairman and Director, Federal Reserve Bank of New York, Buffalo Branch.

$66,000

Name Birth Year Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust*
William H. Cowie, Jr. Birth year: 1931 Trustee Began serving: September 2003	Principal Occupations: Retired. Other Directorships Held: Med Star Health Community (1972 to present) Previous Position: Vice Chairman of Signet Banking Corp.	$55,000

John S. Cramer Birth year: 1942 Trustee Began serving: December 2000	Principal Occupation: Senior Consultant, Yaffe & Co., Inc. a consulting firm specializing in executive compensation and governance services (2/06 to present); Retired (2002-2006). Other Directorships Held: Highmark Blue Cross Blue Shield (4/01 to present); Chek-Med Corporation (6/03 to present). Previous Position: President and Chief Executive Officer, Pinnacle Health Systems, a non-profit hospital and healthcare system in Central Pennsylvania.	$55,000

Daniel R. Gernatt, Jr. Birth year: 1940 Trustee Began serving: February 1988	Principal Occupations: CEO, Gernatt Asphalt Products, Inc. (1979 to present). Other Directorships Held: Hilbert College (2000 to present).	$55,000

Richard B. Seidel Birth year: 1941 Trustee Began serving: September 2003	Principal Occupations: Founder, Chairman and Director, Girard Partners Ltd., a registered investment advisory firm and Broker/Dealer (1995 to present); Chairman and Director, Girard Capital, LLC, registered investment advisors (3/09 to present). Other Directorships Held: Tristate Capital Bank (9/07 to present); Surrey Services for Seniors (2002 to 2008).	$55,000

Dr. Marguerite D. Hambleton Birth year: 1943 Trustee Began serving: September 2005	Principal Occupation: President, AAA New York State Association (7/09 to present). Other Directorships Held: AAA National Foundation for Traffic Safety (1985 to present); Catholic Health System (2004 to 2009). Previous Positions: President, New York Federal Reserve Board, Buffalo Branch (12/05 to 4/08); President and CEO, AAA Western and Central New York (1985 - 2005).	$55,000

*	The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

EXPERIENCE OF TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes, or skills that support a conclusion that he or she should serve as a Trustee of the Trust as of the date of this Statement of Additional Information and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his or her duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his or her serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of and other directorships held by each Trustee during the past five years.

Mr. Thompson has served as a Trustee of the Trust for over 2 years, while also acting as a Senior Vice President of M&T Bank, the parent of the Advisor. Those positions entail significant responsibilities for the operations of the Trust, the Funds, and the Advisor.

Mr. Durkee has served as a Trustee of the Trust for over 3 years, while also acting as the President and Chief Executive Officer of the Advisor. Those positions entail significant responsibilities for the operations of the Trust and the Fund, including oversight of the service providers of the Trust.

Mr. Castiglia has 24 years of experience serving as an Independent Trustee of the Trust, including experience serving as the Chairman of the Board. Those positions have provided Mr. Castiglia with knowledge of the operations and business of the Trust and the Fund, and have called upon him to exercise leadership and analytical skills. Mr. Castiglia has significant business experience having been, among other things, Chairman of Blue Cross Blue Shield of Western and Central New York; Chairman of Catholic Health of Western New York; Chairman of the Buffalo Branch, Federal Reserve Bank of New York; President and Chief Executive Office of Pratt & Lambert United Inc. (NYSE); Lead Director, Energy East Corporation (NYSE); and Principal, Deloitte & Touche (formerly Haskins & Sells).

Mr. Cramer has over 10 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Cramer has significant business experience having been, among other things, President and Chief Executive Officer of Pinnacle Health Systems.

Mr. Gernatt has 23 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Gernatt has significant business experience as he has served as Chief Executive Officer of Gernatt Asphalt Products, Inc. since 1979.

Mr. Cowie has over 7 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Cowie has significant experience related to the financial services industry having been Vice Chairman of Signet Banking Corp.

Mr. Seidel has over 7 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Seidel has significant experience related to the financial services industry having been Founder, Chairman and Director of Girard Partners Ltd., a registered investment advisory firm and broker/dealer, since 1995 and Chairman and Director of Girard Capital, LLC, a registered investment advisor, since 2009.

Dr. Hambleton has over 5 years of experience serving as an Independent Trustee of the Trust. That position has provided her with knowledge of the operations and business of the Trust and the Fund. Dr. Hambleton has significant experience related to the business and financial services industries having been President of the AAA New York State Association since 2008 and the President of the Board of Directors of the Buffalo Branch of the Federal Reserve Bank of New York from 2003 to 2005.

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth Year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Timothy L. Brenner Birth year: 1956 President Began serving: December 2008	Principal Occupations: Senior Vice President, M&T Bank, President of M&T Life Insurance Company.	—

Michael D. Daniels Birth year: 1967 Chief Operating Officer Began serving: June 2007	Principal Occupations: Chief Operating Officer, MTB Group of Funds and MTB Investment Advisors, Inc.; Administrative Vice President, M&T Bank. Previous Positions: Senior Vice President, MSD&T and MCA (2006 to 2007), Vice President, Calamos Asset Management (2004 to 2006); Vice President, JPMorgan Chase Bank (2002 to 2004).	—

Jeffrey M. Seling Birth year: 1970	Principal Occupations: Vice President, M&T Bank and MTB Investment Advisors, Inc.	—

Name Address Birth Year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Vice President Began serving: June 2007	Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JPMorgan Chase Bank.

Gregory B. McShea Birth year: 1965 Chief Compliance Officer and Assistant Secretary Began serving: December 2009

Principal Occupations: Managing Director, MTB Investment Advisors, Inc; Chief Compliance Officer, MTB Group of Funds

Previous Positions: General Counsel, Legg Mason Capital Management, Inc. (2007 to 2009); General Counsel, Western Asset Management Company (2003 to 2009); Associate General Counsel and Compliance Director, Legg Mason Wood Walker, Incorporated (1997 to 2003)

Eric B. Paul Birth year: 1974 Vice President Began serving: June 2008	Principal Occupations: Vice President, M&T Bank (2003 to Present); Director of Proprietary Products, M&T Bank (4/08 to present).	—

Ralph V. Partlow lll 25 S. Charles St., 22nd Floor Baltimore, MD 21201 Birth year: 1957 Vice President Began serving: June 2010	Principal Occupation: Administrative Vice President and Deputy General Counsel, M&T Bank (2003-present) Previous Positions: Vice President and Senior Counsel, Allfirst Bank (1995-2003)

Bradley Swenson 1290 Broadway, Suite 1100 Denver, CO 80203 Birth year: 1972 AML Compliance Officer Began serving: September 2007	Principal Occupations: Senior Vice President and Chief Compliance Officer, ALPS Distributors, Inc., ALPS Fund Services, Inc., FTAM Funds Distributor, Inc., ALPS Holdings, Inc. and ALPS Advisors, Inc. Previous Positions: Senior Audit Manager, Janus Capital Group, Inc.	—

Name Address Birth Year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Guy Nordahl 101 Barclay Street, 13E New York, NY 10166 Birth year: 1965 Chief Financial Officer and Treasurer Began serving: September 2007	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2009 to present). Previous Positions: Vice President, BNY Mellon Asset Management (2003 to 2009); Vice President, BNY Mellon Asset Servicing (1999 to 2003).	—

Lisa R. Grosswirth 101 Barclay Street, 13E New York, NY 10286 Birth year: 1963 Secretary Began serving: September 2007	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation, (1998 to 2004).	—

Richard J. Berthy Three Canal Plaza, Suite 100	Principal Occupations: President and Managing Partner, Foreside Financial Group, LLC (5/08 to present).	—

Portland, ME 04101 Birth year: 1958 Chief Executive Officer Began serving: September 2007	Previous Positions: Chief Administrative Officer, Foreside Financial Group, LLC (2005 to 2008); President and Secretary, Bainbridge Capital Management LLC (6/03 to 6/06); Vice President, Bainbridge Capital Management (8/02 to 5/04).

*	Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	Timothy L. Brenner Daniel R. Gernatt, Jr. Richard B. Seidel	In between the meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	None

Audit	Joseph J. Castiglia William H. Cowie, Jr. John S. Cramer Daniel R. Gernatt, Jr. Marguerite D. Hambleton Richard B. Seidel	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Funds, the Funds’ internal control over financial reporting, and the quality, integrity and independent audit of the Funds’ financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Funds’ independent registered public accountants, acts as a liaison between the independent registered public accountants and the Board and reviews the Funds’ internal audit function.	Four

Nominating	Joseph J. Castiglia John J. Cramer Daniel R. Gernatt, Jr. William H. Cowie, Jr. Richard B. Seidel Marguerite D. Hambleton	The Nominating Committee, whose members consist of all independent Trustees, selects and nominates persons for election to the Funds’ Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Funds’ agents or service providers and counsel to the Funds. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Funds, at the Funds’ address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	None

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2010

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Trust
Interested Board Members

Kenneth G. Thompson	$0	$1 - $10,000
Jeffrey Durkee	$0	Over $100,000

Independent Board Members
Joseph J. Castiglia	$0	Over $100,000
William H. Cowie, Jr.	$0	Over $100,000
John S. Cramer	$0	Over $100,000
Daniel R. Gernatt, Jr.	$0	Over $100,000
Richard B. Seidel	$0	$50,001 - $100,000
Marguerite D. Hambleton	$0	None

As of December 1, 2011, the Funds’ Board and Officers as a group owned less than 1% of each Fund’s outstanding Shares.

OTHER SHARE OWNERSHIP INFORMATION

Name of Trustee	Name of Owner and Relationships to Trustee		Company	Title of Class	Value of Securities as of December 31, 2010	Percent of Class
Daniel R. Gernatt, Jr.	Roseann Gernatt (wife of Trustee	)	M&T Bank	Common	$75,000	‹1%

BOARD LEADERSHIP STRUCTURE

The Board of Trustees is composed of six Independent Trustees and two Interested Trustees. Joseph J. Castiglia, Independent Trustee, serves as the Chairman of the Board of Trustees and presides at meetings of the Board. Mr. Castiglia regularly communicates with representatives of the Advisor and the Trust. Mr. Castiglia leads the deliberative meetings of the Independent Trustees that are held outside of the presence of management personnel. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel. Mr. Castiglia may perform such other functions as may be requested by the Board from time to time. The Board believes that its leadership structure is appropriate given its specific characteristics, including, but not limited to: (i) the extensive oversight provided by the Funds’ adviser over the affiliated and unaffiliated subadvisers that conduct the day-to-day management of the Funds; (ii) the extent to which the work of the Board is conducted through the Committees, each of which consists of Independent Trustees; and (iii) the extent to which the Independent Trustees meet as needed, together with their independent legal counsel, in the absence of members of management. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure, and considers whether its structure remains appropriate in light of the Funds’ current operations.

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment goal, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Fund, including the Advisor (and the sub-advisors), and the administrator, transfer agent, distributor and custodian. The Trustees are responsible for selecting these service providers approving the terms of their contracts with the Fund, and exercising general oversight of these service providers on an ongoing basis.

BOARD OVERSIGHT OF TRUST RISK

The Board has not established a formal risk committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. At each regular Board meeting, the Advisor reports to the full Board on actual and potential risks to the Funds and the Trust as a whole. In addition, as part of its regular quarterly reports to the Board about various matters, the Advisor reports to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Fund. In addition, the Audit Committee considers risks related to financial reporting and controls.

The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Trustees, provides presentations to the Board at its quarterly meetings, and an annual report to the Board, concerning compliance matters. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (“Compliance Policies”). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. The CCO also regularly discusses the relevant risk issues affecting the Trust during private meetings with the Independent Trustees, including concerning the Advisor, as applicable.

INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION (“RSMC”). RSMC serves as the investment adviser to each of the Funds. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation, which is a wholly owned subsidiary of M&T Bank Corporation (“M&T”). RSMC will be re-named “Wilmington Funds Management Corporation” on or about March 9, 2012.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust Investment Management, LLC, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, is a registered investment adviser and broker dealer. Cramer Rosenthal McGlynn, LLC. (“CRM”) and Roxbury Capital Management (“Roxbury”) are each registered investment advisers. Wilmington Trust Corporation has a controlling interest in both CRM and Roxbury.

Pursuant to an investment advisory agreement between the Trust and RSMC, RSMC manages the assets of the Funds (the “Investment Advisory Contract”). The Investment Advisory Contract has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Contract be terminated by a Fund or the investment adviser on 60 days written notice without penalty. The Investment Advisory Contract will also terminate automatically in the event of its assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Contract, RSMC is entitled to receive the following annual investment advisory fees, paid monthly as a percentage of average daily net assets:

FUND(S)	ANNUAL FEE (AS A % OF AVERAGE DAILY NET ASSETS (“ASSETS”)
Bond Funds	0.50% of all Assets

Strategic Allocation Funds	0.50% of all Assets

Multi-Manager Real Asset Fund	0.50% on all assets except Assets allocated to the inflation-protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy; and For Assets allocated to the TIPS strategy: 0.57% of the first $25 million in Assets allocated to the TIPS strategy; 0.54% of the next $25 million in Assets allocated to the TIPS strategy; and 0.52% of Assets over $50 million; For assets allocated to the Enhanced Cash strategy: 0.58% of Assets allocated to the Enhanced Cash Strategy

Alternative Strategies Fund	1.00% of all Assets

Large-Cap Strategy Fund	0.50% of all Assets

Small-Cap Strategy Fund	0.55% of all Assets

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent that the expenses of a Fund, excluding fund of fund expenses, taxes, extraordinary expenses, brokerage commissions, interest, and class-specific expenses and (such as Rule 12b-1 fees and sub-transfer agency expenses), expressed as an annualized percentage of average daily net assets, exceed the expense limitations set forth below.

FUND	EXPENSE LIMITATION	TERMINATION DATE
Municipal Bond Fund	0.61%	August 31, 2013
Strategic Allocation Aggressive Fund	0.78%	August 31, 2013
Strategic Allocation Conservative Fund	0.65%	August 31, 2013
Multi-Manager Real Asset Fund	1.03%	August 31, 2013
Alternatives Fund	1.98%	August 31, 2013
Large-Cap Strategy Fund	0.25%	August 31, 2013
Small-Cap Strategy Fund	0.25%	August 31, 2013

ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, RSMC has agreed to: (a) direct the investments of the Funds, subject to and in accordance with each Fund’s investment goal, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with a Fund’s objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of each Fund; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of a Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, RSMC has agreed to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Funds. The Trust and/or RSMC may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which RSMC delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees employed by RSMC and the salaries of all personnel of RSMC performing services for each Fund relating to research, statistical and investment activities are paid by RSMC. Each Fund and each class of shares of a Fund pays its respective pro rata portion of the advisory fee payable by the Fund.

SUB-ADVISORY SERVICES

ALL FUNDS. MTB Investment Advisors, Inc. (“MTBIA”) , 100 East Pratt Street, 17th Floor, Baltimore, MD 21202, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and MTBIA. For providing sub-advisory services, MTBIA receives a portion of RSMC’s advisory fee received from each Fund. The allocation of the fees between RSMC and MTBIA is based on the allocation of responsibilities between RSMC and MTBIA with respect to each Fund. RSMC may reallocate investment advisory responsibilities and fees between itself and MTBIA without obtaining shareholder approval. Any such reallocation will not result in a reduction in the nature and level of services provided to each Fund or in an increase in the aggregate fees paid by each Fund for such services.

EQUITY FUNDS. MTBIA acts as a sub-adviser to each Equity Fund with respect to use of MTBIA’s quantitative investment strategy and fundamentally weighted strategy.

MTBIA’S QUANTITATIVE INVESTMENT STRATEGY. The sub-advisory services using this strategy are in addition to the other services provided to each Equity Fund. For these sub-advisory services, MTBIA receives a monthly portfolio management fee based on the average daily assets allocated to the quantitative strategy at an annual rate of: for the Large-Cap Fund, 0.15% on the first $1 billion in assets, 0.10% on the next $1 billion in assets, and 0.05% on assets in excess of $2 billion; for the Small-Cap Fund, 0.20% on the first $1 billion in assets, 0.15% on the next $1 billion in assets, and 0.10% on assets in excess of $2 billion.

MTBIA’S FUNDAMENTALLY WEIGHTED EQUITY STRATEGY. Although MTBIA does not currently manage any assets of either Equity Fund under its fundamentally weighted strategy it may do so in the future. RSMC may, at its discretion, allocate a portion of each Equity Fund’s assets to MTBIA to manage pursuant to MTBIA’s proprietary fundamentally weighted strategy. The sub-advisory services using the fundamentally weighted strategy are in addition to those services currently provided to each Equity Fund for which MTBIA is compensated by RSMC out of its investment advisory fee pursuant to a separate investment sub-advisory agreement. For these sub-advisory services provided to each Equity Fund, MTBIA receives a monthly portfolio management fee based on the average daily net assets allocated to the “fundamentally weighted” strategy at an annual rate of: 0.40% on the first $10 million in assets; 0.35% on the next $15 million in assets and 0.30% on assets in excess of $25 million.

REAL ASSET FUND

The sub-advisers to the Real Asset Fund are EII Realty Securities, Inc. (“EII”), CBRE Clarion Securities LLC (“CBRE Clarion”), Pacific Investment Management Company LLC (“PIMCO”) and HSBC Global Asset Management (France)(“HSBC”), each of which are registered investment advisers. In addition, Rodney Square Management Corporation, the investment adviser, directly manages the portions of the Real Asset Fund allocated to the inflation-protected and fixed-income securities strategy (e.g., “TIPS”) and to the enhanced cash strategy.

EII, located at 640 Fifth Avenue, 8th Floor, New York, NY 10019, is a wholly owned subsidiary of European Investors Inc., which is a registered investment adviser. European Investors Inc. is owned by European Investors Holding Company, which in turn is owned by Christian A. Lange and Richard Adler, who own 52% and 14%, respectively, and the remainder by employees.

CBRE Clarion, located at 201 King of Prussia Road, Suite 600, Radnor, PA 19087, is an indirect, majority-owned subsidiary of CB Richard Ellis Group Inc.

PIMCO, located at 840 Newport Center Drive, Newport Beach, CA 92660, is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”) with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. AGI LP was organized as a limited partnership under Delaware law in 1987. AGI LP’s sole general partner is Allianz Global Investors of America LLC, a Delaware limited liability company. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holdings Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft. Allianz Global Investors Aktiengesellschaft is owned 25.53% by AZ-Argos 6 Vermoegensverwaltungsgesellschaft mbH and 74.47% by Allianz Societas Europaea (“Allianz SE”). AZ-Argos 6 Vermoegensverwaltungsgesellschaft mbH is wholly-owned by Allianz Finanzbeteiligungs GmbH which is wholly owned by Allianz SE. Allianz of America, Inc. is wholly-owned by Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz Global Investors of America L.P. Allianz SE is a European-based, multinational insurance and financial services holding company.

HSBC, located at Immeuble Ile De France, 4, Place de la Pyramide, Puteaux France, 92800, organized under the laws of France, is a wholly-owned subsidiary of HSBC France. HSBC France is owned by HSBC Bank PLC.

The Real Asset Fund is directly responsible for paying each of its sub-advisers the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by a sub-adviser:

ADVISER/ SUB- ADVISER	ADVISORY/ SUB-ADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (“ASSETS”)
EII	0.65% of the first $100 million in Assets; and 0.60% of the next $100 million

CBRE Clarion	0.65% of the first $50 million in Assets; 0.55% of the next $50 million in Assets; and 0.45% of Assets over $100 million

PIMCO

For Assets allocated to PIMCO’s Global Real Return strategy: 0.25% of the Assets allocated to PIMCO’s Global Real Return strategy; For Assets allocated to PIMCO’s Emerging Market (EM) Local Bonds strategy: 0.50% on the first $100 million of average daily net assets allocated to PIMCO’s Emerging Market (EM) Local Bonds strategy and 0.45% of average daily net assets over $100 million allocated to PIMCO’s Emerging Market (EM) Local Bonds strategy.

Based on the current allocation of 85% and 15% to the PIMCO Global Real Return strategy and the Emerging Market (EM) Local Bonds strategy, respectively, PIMCO is expected to receive a monthly portfolio management fee at the annual rate of 0.2875% on the average daily net assets under PIMCO’s management.

HSBC	0.20% on the first $100 million in Assets; 0.15% on the next $400 million in Assets; and 0.10% of Assets over $500 million

RSMC	0.35% on all Assets except Assets allocated to the inflation-protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy; and For Assets allocated to the TIPS strategy: 0.42% of the first $25 million in Assets allocated to the TIPS strategy; 0.39% of the next $25 million in Assets allocated to the TIPS strategy; and 0.37% of Assets over $50 million; For assets allocated to the Enhanced Cash strategy: 0.43% of Assets allocated to the Enhanced Cash Strategy

ALTERNATIVES FUND

Each of Acuity Capital Management, LLC (“Acuity”), ADAR Investment Management LLC (“ADAR”), Calypso Capital Management, LP (“Calypso”), Rock Maple Services, LLC (“Rock Maple”), TIG Advisors, LLC (“TIG”), Water Island Capital, LLC (“Water Island”), MTBIA Investment Advisors, Inc. (“MTBIA”), Whitebox Advisors LLC (“Whitebox”), Madison Street Partners LLC (“Madison”), Parametric Risk Advisers (“Parametric”) and Evercore Wealth Management (“Evercore”) act as sub-advisers to the Fund.

Acuity is located at 4 Greenwich Office Park, Greenwich, CT 06831.

ADAR is located at 156 West 56th St., Suite 801 New York, NY 10019.

Calypso is located at 135 East 57th Street, 20th Floor, New York, NY 10022.

Rock Maple is located at 711 Fifth Avenue, 5th Floor, New York, NY 10022.

TIG is located at 520 Madison Avenue, 26th Floor, New York, NY 10022.

Water Island is located at 41 Madison Avenue, 42nd Floor, New York, NY 10010.

MTBIA is located at 100 East Pratt Street, 17th Floor, Baltimore, MD 21202.

Whitebox is located at 3033 Excelsior Boulevard, Suite 300, Minneapolis, MN 55416.

Madison is located at 3200 Cherry Creek South Drive, Suite 360, Denver, CO 80209.

Parametric is located at 274 Riverside Avenue, 1st Floor, Westport, CT 06880.

Evercore is located at 55 East 52nd Street, 36th Floor, New York, NY 10055.

Howard M. Needle and David J. Harris each may be deemed to control Acuity by virtue of owning greater than 25% of Acuity.

Blinder Management LLC owns greater than 75% of ADAR. The Blinder 2004 Family Trust owns greater than 75% of Blinder Management LLC.

Casey Gard may be deemed to control Calypso by virtue of owning greater than 25% of its general partner.

David W. Freelove may be deemed to control Rock Maple by virtue of owning greater than 25% of Rock Maple.

Carl H. Tiedemann may be deemed to control TIG by virtue of owning greater than 25% of TIG.

John S. Orrico may be deemed to control Water Island by virtue of owning greater than 25% of Water Island.

WTIM is a wholly owned subsidiary of M&T Bank Corporation.

Andrew J. Redleaf may be deemed to control Whitebox by virtue of owning greater than 25% of Whitebox.

Steven C. Owsley, Drew M. Hayworth, and Charles D. Leone II may be deemed to control Madison by virtue of owning greater than 25% of Madison.

SUB-ADVISORY AGREEMENTS. Each Sub-Advisory Agreement provides that the sub-adviser has discretionary investment authority with respect to the portion of the Fund’s assets allocated to it by RSMC, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state securities laws, applicable statutes and regulations of foreign jurisdictions, the Fund’s investment goal, policies and restrictions and the instructions of the Board of Trustees and RSMC.

Each Sub-Advisory Agreement provides that the sub-adviser will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Sub-Advisory Agreement continues in effect for two years and then from year to year so long as continuance of each such Sub-Advisory Agreement is approved at least annually (i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by the Trust (without penalty, by action of the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities) or by RSMC or the sub-adviser. Each Sub-Advisory Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period. MTBIA may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to MTBIA will not exceed contractual amount of RSMC’s advisory fee. The fee shall be payable monthly as soon as practicable after the last day of each month. Rock Maple is entitled to receive an annual sub-advisory fee, calculated and paid monthly in arrears, of 0.40% of the average daily net assets of the Fund. The Fund is directly responsible for paying the following sub-advisers the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by a sub-adviser:

SUB-ADVISER	SUB- ADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (“ASSETS”)
Acuity Capital Management, LLC	1.00%
ADAR Capital Management LLC	1.00%
Calypso Capital Management, LP	1.00%
TIG Advisors, LLC	1.00%
Water Island Capital, LLC	1.00%
Whitebox Advisors, LLC	1.00%
Madison Street Partners, LLC	1.00%
Parametric Risk Advisers	0.90%
Evercore Wealth Management	0.75%

SUB-ADVISORY FEE WAIVER AGREEMENT. For purposes of calculating the sub-advisory fee payable by a Fund, some sub-advisers (each, a “Participating Sub-Adviser”) have entered into an agreement with RSMC to waive a portion of its fee in an amount equal to the difference between the sub-advisory fee calculated as stated in each Participating Sub-Adviser’s sub-advisory agreement and the sub-advisory fee calculated pursuant to a separate fee waiver agreement. Under the fee waiver agreement, a Participating Sub-Adviser’s fee calculation is based on the average daily net asset value of a Fund Account together with the account values of certain similarly managed assets in client accounts of RSMC and its affiliates. In effect, the fee waiver agreement allows the calculation of the sub-advisory fee using asset levels that trigger a reduced rate sooner than if only a Fund account assets were considered in determining the sub-advisory fee. Although the fee waiver agreement lowers the effective sub-advisory fee paid by a Fund and such reduction will accrue to the benefit of the shareholders of the Fund, the lower effective sub-advisory fee paid by the Adviser on behalf of the similarly managed assets in client accounts of RSMC and its affiliates will accrue to the benefit of RSMC and its affiliates. This additional benefit to RSMC is the direct result of using Fund account assets to reduce the sub-advisory fee paid to the Participating Sub-Adviser for services to the similarly managed assets.

PORTFOLIO MANAGERS

The management of the Funds and their sub-advisers is the responsibility of a group of RSMC and MTBIA investment professionals. The information provided below supplements the information provided in the Prospectuses under the heading “Fund Management” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:

(i) “OTHER ACCOUNTS MANAGED.” Other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Funds;

(ii) “MATERIAL CONFLICTS OF INTEREST.” Material conflicts of interest identified by RSMC and MTBIA and each sub-adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed for the Funds. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii) “COMPENSATION.” A description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended April 30, 2011; and

(iv) “OWNERSHIP OF SECURITIES.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of June 30, 2011.

ALL FUNDS

RODNEY SQUARE MANAGEMENT CORPORATION, INVESTMENT ADVISER

MTB INVESTMENT ADVISORS, INC., SUB-ADVISER

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
R. Samuel Fraundorf
Registered Investment Companies:	3	$493	0	$0
Other Pooled Investment Vehicles:	11	$1,561.3	0	$0
Other Accounts:	0	$0	0	$0

Greg Silberman
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	3	$273	0	$0
Other Accounts:	0	$0	0	$0

Joshua A. Savadove
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	2	$90.4	0	$0

MATERIAL CONFLICTS OF INTEREST. Portfolio managers may experience certain conflicts of interest in managing a Fund’s investments on the one hand and the investments of other funds/accounts on the other. RSMC/MTBIA have adopted policies and procedures relating to the allocation of investment opportunities which address these potential conflicts by limiting portfolio manager discretion and are intended to result in a fair and equitable allocation among the funds/accounts managed by the portfolio manager which might be eligible to purchase or sell a particular investment.

The management of multiple funds/accounts by a portfolio manager may give rise to competing interests for the manager’s time and attention, particularly if such funds/accounts have different objectives, benchmarks and time horizons. The policies of RSMC/MTBIA require that portfolio managers treat all funds/accounts they manage equitably and fairly. RSMC/MTBIA have policies allowing them to aggregate sale and purchase orders for all accounts with similar orders if in RSMC’s/MTBIA’s judgment such aggregation is reasonably likely to result in lower per-share brokerage costs.

The Trust has adopted policies and procedures under Rules 17a-7, 17e-1 and 10f-3 under the 1940 Act to help ensure fair and equitable treatment of clients involved in such transactions.

COMPENSATION (AS OF JUNE 30, 2011). RSMC/MTBIA participates in a regular review of personnel compensation by way of participation in a survey conducted by compensation consultants McLagan and Associates. It is RSMC’s/MTBIA’s goal to assure adequate levels of overall compensation with heavy emphasis placed on an incentive plan. The base compensation for our mutual fund portfolio managers is at or near the mean of RSMC’s/MTBIA’s peer group. Also, they participate in an incentive plan that is based primarily upon investment performance.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

REAL ASSET FUND

RODNEY SQUARE MANAGEMENT CORPORATION, INVESTMENT ADVISER

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
Clayton M. Albright, III
Registered Investment Companies:	2	$225	0	$0
Other Pooled Investment Vehicles:	3	$717	0	$0
Other Accounts:	112	$839	0	$0
Dominick J. D’Eramo
Registered Investment Companies:	2	$225	0	$0
Other Pooled Investment Vehicles:	3	$717	0	$0
Other Accounts:	125	$2,400	0	$0
Joseph M. Fahey, Jr.
Registered Investment Companies:	3	$4,006	0	$0
Other Pooled Investment Vehicles:	2	$12	0	$0

MATERIAL CONFLICTS OF INTEREST. Portfolio managers may experience certain conflicts of interest in managing a Fund’s investments on the one hand and the investments of other funds/accounts on the other. RSMC has adopted policies and procedures relating to the allocation of investment opportunities which address these potential conflicts by limiting portfolio manager discretion and are intended to result in a fair and equitable allocation among the funds/accounts managed by the portfolio manager which might be eligible to purchase or sell a particular investment.

The management of multiple funds/accounts by a portfolio manager may give rise to competing interests for the manager’s time and attention, particularly if such funds/accounts have different objectives, benchmarks and time horizons. The policies of RSMC require that portfolio managers treat all funds/accounts they manage equitably and fairly. RSMC have policies allowing them to aggregate sale and purchase orders for all accounts with similar orders if in RSMC’s judgment such aggregation is reasonably likely to result in lower per-share brokerage costs.

The Trust has adopted policies and procedures under Rules 17a-7, 17e-1 and 10f-3 under the 1940 Act to help ensure fair and equitable treatment of clients involved in such transactions.

COMPENSATION (AS OF JUNE 30, 2011). RSMC participates in a regular review of personnel compensation by way of participation in a survey conducted by compensation consultants McLagan and Associates. It is RSMC’s goal to assure adequate levels of overall compensation with heavy emphasis placed on an incentive plan. The base compensation for our mutual fund portfolio managers is at or near the mean of RSMC’s peer group. Also, they participate in an incentive plan that is based primarily upon investment performance.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

EII REALTY SECURITIES, INC. (“EII”)

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

(All accounts are managed by the team)

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
Peter Nieuwland
Registered Investment Companies:	3	$1,007	0	$0
Other Pooled Investment Vehicles:	1	$175	0	$0
Other Accounts:	38	$2,327	2	$24

Alfred C. Otero
Registered Investment Companies:	3	$1,007	0	$0
Other Pooled Investment Vehicles:	1	$175	0	$0
Other Accounts:	38	$2,327	2	$24

James E. Rehlaender
Registered Investment Companies:	3	$1,007	0	$0
Other Pooled Investment Vehicles:	1	$175	0	$0
Other Accounts:	38	$2,327	2	$24

Suang Eng Tsan
Registered Investment Companies:	3	$1,007	0	$0
Other Pooled Investment Vehicles:	1	$175	0	$0
Other Accounts:	38	$2,327	2	$24

MATERIAL CONFLICTS OF INTEREST. EII is not aware of any potential conflicts of interest. EII manages all global real estate securities client portfolios in a similar manner, unless client guidelines dictate otherwise.

COMPENSATION (AS OF JUNE 30, 2011). EII investment professionals are paid above market base salaries, a year-end cash bonus and are eligible for profit sharing participation. Equity in EII is made available to key professionals. For senior members of the investment team, including portfolio managers, bonuses can be multiples of base salary. Incentives are determined based on portfolio performance, firm profitability and individual contribution. Analysts are recognized and compensated for their stock recommendations throughout the year. Portfolio managers also derive a major portion of their compensation based on relative performance objectives.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

CBRE CLARION SECURITIES, LLC (“CBRE Clarion”)

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
T. Ritson Ferguson
Registered Investment Companies:	22	$11,243	1	$175
Other Pooled Investment Vehicles:	16	$4,367	3	$222
Other Accounts:	70	$5,500	4	$1,431
Steven D. Burton
Registered Investment Companies:	20	$9,844	1	$175
Other Pooled Investment Vehicles:	15	$4,177	3	$222
Joseph P. Smith
Registered Investment Companies:	21	$11,180	1	$175
Other Pooled Investment Vehicles:	16	$4,367	3	$222
Other Accounts:	69	$4,934	4	$1,431

MATERIAL CONFLICTS OF INTEREST. A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager if, for example, an account were to sell (or sell short) a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may also arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

CBRE Clarion recognizes the duty of loyalty it owes to its clients and has established and implemented certain policies and procedures designed to control and mitigate conflicts of interest arising from the execution of a variety of portfolio management and trading strategies across the firm’s diverse client base. Such policies and procedures include, but are not limited to, (i) trading, portfolio management supervisory and trade allocation procedures (ii) procedures regarding short sales in securities recommended for other clients; and (iii) procedures regarding personal trading by the firm’s employees (contained in CBRE Clarion’s Code of Ethics).

COMPENSATION (AS OF JUNE 30, 2011). Senior management of CBRE Clarion, including the portfolio managers primarily responsible for the Fund, owns approximately 23% of the firm on a fully-diluted basis. Ownership entitles senior management to an increasing share of the firm’s profits over time, although an owner’s equity interest may be forfeited if the individual resigns voluntarily in the first several years.

There are three components of compensation for CBRE Clarion portfolio managers – base salary, annual bonus, and deferred compensation awards. Base salary is reviewed annually and fixed for each year at market competitive levels. Variable bonus and deferred compensation awards are made annually and are based upon individual achievement, over each annual period, of performance objectives established at the beginning of the period. These compensation arrangements are in place to maintain total compensation for key employees at levels competitive to those in the marketplace. Deferred compensation pools are primarily invested in a variety of the funds and strategies managed by CBRE Clarion in an effort to create an alignment of interest with the firm’s clients. CBRE Clarion portfolio managers’ performance objectives include targets for gross performance above specific benchmarks for all portfolios they manage, including the Fund. With respect to global total return portfolios like the Fund, such benchmarks include the FTSE /EPRA NAREIT Developed Index and the S&P Developed Property Index. Investment performance is not, however, the only performance objective established for portfolio managers. To avoid the pitfalls of relying solely upon a rigid performance format which could create incentives for excessive risk taking, variable bonus and deferred compensation awards take into account other important factors, such as contribution to the team, firm, and overall business. Compensation is not based on the level of Fund assets.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (“PIMCO”)

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
Mihir Worah
Registered Investment Companies:	23	$67,980.87	0	$0
Other Pooled Investment Vehicles:	19	$8,693.44	0	$0
Other Accounts:	64	$27,489.01	13	$4,515.69

MATERIAL CONFLICTS OF INTEREST. From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment goals or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment goals or strategies than the Funds.

KNOWLEDGE AND TIMING OF FUND TRADES. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities.

Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

COMPENSATION (AS OF JUNE 30, 2011). PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

•

Base Salary - Base salary is determined based on core job responsibilities, market factors and internal equity. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•

Performance Bonus – Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre- established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the Compensation Committee’s bonus decision process. Final award amounts are determined at the discretion of the Compensation Committee and will also consider firm performance.

•

Equity or Long Term Incentive Compensation – Equity allows key professionals to participate in the long-term growth of the firm. This program provides mid to senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. These options vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and option awards. PIMCO incorporates a progressive allocation of option awards as a percentage of total compensation which is in line with market practices.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

PROFIT SHARING PLAN. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). The respective portfolio manager was not a beneficial owner of shares of the Fund that he managed as of June 30, 2011.

HSBC GLOBAL ASSET MANAGEMENT (FRANCE) (“HSBC”)

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
All Portfolio Managers
Registered Investment Companies:	1	$25	0	$0
Other Pooled Investment Vehicles:	9	$1,265	0	$0
Other Accounts:	4	$2,031	0	$0

MATERIAL CONFLICTS OF INTEREST. HSBC does not anticipate any conflicts of interest in connection with the portfolio manager’s management of the Fund’s investments and the investments of other accounts following similar investment strategies. All portfolio decisions are reviewed and agreed upon during HSBC’s weekly Investment Committee meeting, where the signals of HSBC’s proprietary models are shared and the final investment decisions are taken in accordance with the model output.

COMPENSATION (AS OF JUNE 30, 2011). HSBC operates under a merit system and financial compensation has two components: base salary and a discretionary bonus. HSBC’s compensation strategy begins with each employee developing goals and objectives with supervisors at the beginning of each year. Professionals are compensated based on the progress made achieving these individual, team as and firm goals.

The overwhelming factor affecting the investment teams’ compensation is the overall contribution to the investment process. A bonus pool is established each year from a percentage of the EBITDA and a proportion of the performance fees generated over the year. HSBC’s Compensation Committee proposes the individual distribution of the bonus pool to the Board. The quantitative criteria for bonus attribution are the contribution to performance and the results achieved compared to the objectives set at the beginning of the year. Qualitative criteria considered in a peer review format include the communication of investment ideas, teamwork, and contribution to long-term business objectives of the firm. A discretionary bonus is divided on a case-by-case basis depending on the personal performance of each individual.

There is no automatic bonus for the portfolio managers based on the performance or over-performance of the portfolios under their responsibility. This policy seeks to prevent managers from taking exaggerated risks in the portfolios they manage for bonus purposes.

HSBC also has a profit-sharing structure based on the year-end results of the company; this Employee Benefit Plan has been in place since 1995 and provides participants with meaningful long-term incentives to align their interests with those of HSBC’s clients and HSBC.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

ALTERNATIVES FUND

ACUITY CAPITAL MANAGEMENT, LLC (“ACUITY”)

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
All Portfolio Managers
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	2	$41.8	2	$41.8
Other Accounts:	1	$50.0	1	$50.0

MATERIAL CONFLICTS OF INTEREST. There are currently no potential conflicts of interest that may arise in connection with a portfolio manager’s management of the Portfolio Account’s investments and the investment of other accounts.

Acuity does not anticipate there being any conflicts of interest. However, Acuity serves as investment adviser to private funds to which it charges a performance fee, and to which may create a conflict of interest. Acuity has procedures in place in order to analyze performance differences between various accounts. Acuity has a monthly review of all accounts under management to ascertain performance discrepancies and ensure that all accounts are managed in a manner consistent with investment goals and risk parameters.

COMPENSATION (AS OF JUNE 30, 2011). Compensation is comprised of a base salary and a discretionary bonus. Base salary is a pre-determined annual amount, payable monthly but can be adjusted by the Managing Partners. Base salary is based on a mix of individual and overall firm performance. Compensation is not formulaically determined. A discretionary bonus can be paid to all employees and has typically been paid in the first quarter of the subsequent year. Bonuses are determined on a mix of individual and overall performance.

Compensation is adequate to attract and retain high caliber personnel. Cash compensation is paid in addition to equity ownership in the firm. Acuity also offers a voluntary profit-sharing plan for eligible employees.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

ADAR INVESTMENT MANAGEMENT LLC (“ADAR”)

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed		Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
Yehunda Blinder
Registered Investment Companies:	0		$0	0	$0
Other Pooled Investment Vehicles:	5	(1)	$270	5	$270
Other Accounts:	0		$0	0	$0

Nicolas Edney
Registered Investment Companies:	0		$0	0	$0
Other Pooled Investment Vehicles:	5	(1)	$270	5	$270
Other Accounts:	0		$0	0	$0

Mark Monroe
Registered Investment Companies:	0		$0	0	$0
Other Pooled Investment Vehicles:	5	(1)	$270	5	$270
Other Accounts:	0		$0	0	$0

(1)	Three of these other pooled investment vehicles are part of a single master-feeder structure, and two are separately managed accounts.

ADAR Investment Fund Ltd.

ADAR Investments (Offshore) Ltd

ADAR Investment Partners LP

Two institutional separately managed accounts

MATERIAL CONFLICTS OF INTEREST. ADAR’s Pari Passu Accounts pay higher fees than the sleeve of the Fund managed by ADAR (“the “ADAR Fund Account,” which raises the risk of ADAR directing investments or trades to the Pari Passu Accounts at the expense of the ADAR Fund Account. However, this risk is mitigated because (i) the ADAR Fund Account’s portfolio generally will be comprised of a sub-set of the long equity investments in the Pari Passu Accounts and therefore will be part of the same opportunity set; and (ii) the securities to be included in the ADAR Fund Account are expected to be highly liquid, allowing for investments across all accounts on an equitable basis.

COMPENSATION (AS OF JUNE 30, 2011). Investment professionals are paid a competitive base salary. End of year bonuses are awarded with respect to the year’s performance of ADAR’s accounts based, in part, on individual performance of the investment professional and also based on overall performance of the accounts managed by ADAR.

ADAR believes that the compensation paid to its personnel is adequate to attract and retain high caliber personnel.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

CALYPSO CAPITAL MANAGEMENT, LP (“CALYPSO”)

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Type of Account	Total # of Accounts Managed	Total Assets (millions)	Number of Accounts Managed Subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
Casey Gard
Pooled Investment Vehicles:	3	$247.4	3	$247.4

Accounts:	2	$64	2	$64

MATERIAL CONFLICTS OF INTEREST. Calypso’s other accounts pay a higher fee than the Fund, which may increase the risk of directing trades to the other accounts at the expense of the Fund. This risk is mitigated, though, because the Fund’s portfolio will generally be comprised of a subset of the equity investments in the other accounts and therefore will be part of a similar opportunity set. Calypso recognizes its duty of loyalty owed to its clients and has established and implemented certain policies and procedures designed to control and mitigate potential conflicts of interest arising from the execution of a variety of portfolio management and trading strategies.

Calypso maintains a policy of strict compliance with the highest standards of ethical business conduct and the provisions of applicable securities laws. It has established, and maintains and enforces, written policies and procedures reasonably designed to prevent the misuse of inside information by Calypso and its employees, particularly with regard to personal trading activity. Prior to executing a personal trade, each employee must pre-clear securities transactions in an account over which such employee exercises investment discretion with the Chief Compliance Officer. Each employee also must disclose any securities accounts over which the employee has trading discretion to the Chief Compliance Officer.

COMPENSATION . Calypso’s investment professionals are paid a competitive base salary. End of year bonuses are awarded based in part on individual performance of the investment professional as well as overall performance of the accounts managed by Calypso. Calypso believes that the compensation paid to its personnel is adequate to attract and retain high caliber employees.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

EVERCORE WEALTH MANAGEMENT (“EVERCORE”)

OTHER ACCOUNTS MANAGED (AS OF MAY 31, 2011).

Name of Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
John McDermott	0	$0	0	$0	150	$220,000,000

Brian Pollak	0	$0	0	$0	30	$130,000,000

Judy Moses	0	$0	0	$0	25	$43,000,000

As of June 30, 2011, Evercore’s assets under management were approximately $2.9 billion. Evercore provides investment advisory services to high-net-worth individuals and associated trusts, estates, pension and profit sharing plans, endowments, foundations, charitable organizations and other legal entities including insurance companies. In addition, Evercore serves as the investment adviser to the Wall Street Fund and the Evercore Wealth Management Macro Opportunity Fund, both registered investment companies. Evercore suggests clients have a minimum account balance of $5,000,000. However, this amount may be waived at the Company’s discretion.

Client accounts are invested primarily in equities, mutual funds, bonds, exchange traded funds, alternative investments, cash-equivalent instruments, and in strategies and investment portfolios managed by third-party unaffiliated investment managers. Evercore also provides investment consulting services with respect to asset allocation, portfolio diversification, portfolio risk, and other general economic and financial topics.

Investment advisory services are guided by the objectives and restrictions outlined in each client’s Investment Policy Statement. For certain client accounts Evercore may recommend pooled investment vehicles, such as hedge funds and private equity funds, or one or more third-party investment managers.

Evercore also provides an array of general personal financial planning services in addition to investment management. Such services include, but are not limited to, retirement planning, financial planning, personal tax and cash flow planning, estate planning, insurance planning, marriage and divorce planning, college planning, compensation and benefits planning, and the preparation of financial analyses and personal financial statements reflecting net worth, cash flow, and income tax projections.

MATERIAL CONFLICTS OF INTEREST. Evercore is affiliated with other registered investment advisers and broker-dealers through common ownership. The entities owned by the parent company may share certain resources, such as human resources and technology support systems. Evercore has implemented policies and procedures to help ensure that adequate information barriers exist between Evercore and its affiliates and that Evercore operates independently of the parent company and its affiliates. Evercore does not market investment products or strategies, including registered and unregistered investment companies, managed by its affiliates.

Evercore is also affiliated with Evercore Trust Company, N.A. (“ETC”), a national trust bank regulated and supervised by the Office of the Comptroller of the Currency, through common ownership. ETC provides trustee, executor, and custodial services. Certain Evercore personnel are dual-hatted employees of ETC.

Evercore may invest client assets in the MTB Group of Funds in certain circumstances.

Evercore permits its employees to engage, on a limited basis, in personal securities transactions. To avoid any potential conflicts of interest involving personal trades, Evercore has adopted a Code of Ethics (“Code”), which includes formal policies and procedures to address insider trading, information barriers, and personal security transactions. Evercore’s Code requires, among other things, that its employees place client interests ahead of Evercore’s, engage in personal investing that is in full compliance with the Code, avoid taking advantage of their position, and maintain full compliance with applicable federal securities laws.

The Code also requires employees to pre-clear certain personal securities transactions, report personal securities transactions on at least a quarterly basis, and provide Evercore with a detailed summary of holdings (both initially upon commencement of employment and annually thereafter) over which the employee has a direct or indirect beneficial interest.

Employees may buy or sell securities that are also recommended to clients. However, employees may not buy, sell, or recommend securities (or derivatives thereof) of an issuer for any proprietary, customer, employee, or other account while in possession of material, non-public information regarding the issuer. Trading ahead of clients or immediately after clients is prohibited. In addition, personal investments must generally be held for a minimum of thirty days.

COMPENSATION (AS OF JUNE 30, 2011). Most of the Evercore team responsible for the investment strategy of the Fund Account being managed for the Alternatives Fund are partners of the firm and have an equity interest in Evercore. Therefore, their compensation largely depends on the overall success of Evercore as a whole. Other members of the team who are not partners of the firm are paid a base salary augmented by a discretionary bonus which is based on the achievement of investment and non-investment related goals.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

MADISON STREET PARTNERS LLC (“MADISON”)

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
All Portfolio Managers
Registered Investment Companies:	1	$5	0	$0
Other Pooled Investment Vehicles:	3	$315	3	$311
Other Accounts:	2	$56	1	$55

MATERIAL CONFLICTS OF INTEREST. No conflicts of this nature exist. All client accounts are managed pari passu according to the same strategy. Trading is performed at the aggregate portfolio level and trades are then divided up by the OMS according to each account’s percentage of the whole, using percentages that are hard coded at the beginning of each month. Clients’ interests are aligned in this regard.

COMPENSATION (AS OF JUNE 30, 2011). The three managers and principals are paid an annual salary and also participate in the profits made by client accounts via any incentive fees earned by Madison. (This will not be the case for the 40 Act fund, as no incentive fees are allowed.) Employees are paid a base salary with the possibility of an annual bonus. The annual bonus is wholly at the discretion of the managers and is based upon employee performance over the past year. Madison also maintains a 401k profit sharing plan for its employees.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

PARAMETRIC RISK ADVISORS (“PARAMETRIC”)

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
Kenneth Everding
Registered Investment Companies:	3	$372	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	176	$2,948	1	$400

Jonathan Orseck
Registered Investment Companies:	3	$372	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	176	$2,948	1	$400

MATERIAL CONFLICTS OF INTEREST. All similar accounts are managed identically and all trades are allocated pro-rata.

Policy. Parametric’s policy is to seek to obtain best execution for client transactions, i.e., seeking to obtain not necessarily the lowest commission but the best overall qualitative execution in the particular circumstances.

Background. Best execution has been defined by the SEC as the “execution of securities transactions for clients in such a manner that the clients’ total cost or proceeds in each transaction is the most favorable under the circumstances.” The best execution responsibility applies to the circumstances of each particular transaction and an adviser must consider the full range and quality of a broker-dealer’s services, including execution capability, commission rates, the value of any research, financial responsibility, and responsiveness, among other things.

COMPENSATION (AS OF JUNE 30, 2011). Compensation of PRA portfolio managers and other investment professionals has three primary components: (1) a base salary; (2) a quarterly cash bonus; and (3) a share of the firm’s net income. Parametric investment professionals also receive insurance and other benefits that are broadly available to all Parametric employees. Compensation of Parametric investment professionals is reviewed primarily on an annual basis.

Method Parametric uses to Determine Compensation. Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers for other responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Salaries, bonuses and share of net income are also influenced by the operating performance of Parametric. Cash bonuses are determined based on a target percentage of Parametric’s profits. While the salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and share of net income may fluctuate significantly from year to year, based on changes in financial performance and other factors.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

ROCK MAPLE SERVICES, LLC (“ROCK MAPLE”)

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

(All accounts are managed by the team)

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
All Portfolio Managers
Registered Investment Companies:	1	$5	0	$0
Other Pooled Investment Vehicles:	3	$315	3	$311
Other Accounts:	2	$56	1	$55

MATERIAL CONFLICTS OF INTEREST. Any conflicts of interest related to the investment management services to be provided by Rock Maple are greatly ameliorated by the fact that Rock Maple will be allocating Portfolio Account assets to other sub-advisers that will select individual securities for the Portfolio Account. Rock Maple will not be directly managing securities of the Portfolio Account and thus will not be simultaneously managing Portfolio Account and Rock Maple’s other advisory accounts. For example, trade allocation conflicts will not arise because Rock Maple will not be allocating investment opportunities and trades between the Portfolio Account and its other advisory clients.

COMPENSATION (AS OF JUNE 30, 2011). As a sub-adviser to the fund, Rock Maple will receive fees based on assets managed. There is no direct compensation for the portfolio team that is tied to fund assets or performance of the mutual fund, however.

Each employee receives a base salary and discretionary bonus tied to a number of personal achievements and the overall financial results of the firm. A component of the discretionary compensation is based on the performance fees on a net basis that Rock Maple receives for the fiscal year (January 1 to December 31).

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

TIG ADVISORS, LLC (“TIG”)

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 1, 2011).

(All accounts are managed by the team)

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
Stefan Mykytiuk
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	3	$65	3	$311
Other Accounts:	2	$24	1	$12
Alan Ware
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	3	$65	3	$311
Other Accounts:	2	$24	1	$12

MATERIAL CONFLICTS OF INTEREST. TIG may serve as investment adviser, investment manager or general partner to other client accounts and conduct investment activities for their own accounts. Such other entities or accounts (collectively the “Other Clients”) may have investment goals or may implement investment strategies similar to those of the Fund. Accordingly, the Fund and the Other Clients may co-invest in many of the same securities and issues.

TIG (and its members, principals, officers, employers or affiliates) may give advice or take action with respect to the Other Clients that differs from the advice given with respect to the Fund. For example, a particular security may be purchased for one or more clients of TIG (including the Fund) at a time when one or more of TIG's Other Clients (including the Fund) are selling or establishing a short position in the same security. Alternatively, TIG may take a short position in a security on behalf of one client while maintaining a long position in that same security on behalf of another client, in each case consistent with the investment objectives of such clients and with the investment viewpoints of the different portfolio managers.

To the extent a particular investment is suitable for both the Fund and such Other Clients (of which Alan J. Ware and Stefan Mykytiuk act as portfolio managers), such investments will generally be allocated pari passu between the Fund and the Other Clients or in some other manner which TIG determines is fair and equitable under the circumstances to all clients, including the Fund. From the standpoint of the Fund, simultaneous identical portfolio transactions for the Fund and the Other Clients may tend to decrease the prices received, and increase the prices required to be paid, by the Fund for its portfolio sales and purchases. Where less than the maximum desired number of shares of a particular security to be purchased is available at a favorable price, for the Fund and such Other Clients (of which Alan J. Ware and Stefan Mykytiuk act as portfolio managers) the shares purchased will be allocated among the Fund and such Other Clients in an equitable manner as determined by TIG. However, it should be noted that the Fund, due to different liquidity needs and regulatory requirements, cannot be managed pari passu with the Other Clients (of which Alan J. Ware and Stefan Mykytiuk act as portfolio managers) at all times. The liquidity parameters and regulatory requirements of the Fund will dictate the type of investments it may hold. Therefore, TIG must determine which investments are appropriate for the Fund. Since the Fund has lower fees than Other Clients (of which Alan J. Ware and Stefan Mykytiuk act as portfolio managers), TIG might have an incentive to place certain securities into those Other Clients with the higher fees. However, TIG recognizes its fiduciary duties to all of its clients, including the Fund, and will strive to mitigate any such conflicts in the most effective way possible.

In addition, to the extent permitted, purchase and sale transactions (including swaps) may be effected between the Fund and the Other Clients (of which Alan J. Ware and Stefan Mykytiuk act as portfolio managers) subject to the following guidelines: (i) such transactions will be effected for cash consideration at the current market price of the particular securities and (ii) no brokerage commission or fee (except for customary transfer fees or commissions) or other remuneration will be paid in connection with any such transaction.

TIG will use its best efforts in connection with the purposes and objectives of the Fund and will devote so much of its time and effort to the affairs of the Fund as may, in its judgment, be necessary to accomplish the purposes of the Fund. It should be noted that TIG (and its members, principals, officers, employees or affiliates) may conduct any other business including any business within the securities industry whether or not such business is in competition with the Fund. Without limiting the generality of the foregoing, TIG (and its members, principals, officers, employees or affiliates) acts as investment adviser or investment manager for others, manages funds or capital for others, may have, make and maintain investments in its own name or through other entities and may serve as an officer, director, consultant, partner or stockholder of one or more investment funds, partnerships, securities firms or advisory firms. It may not always be possible or consistent with the investment objectives of the various persons or entities described above and of the Fund for the same investment positions to be taken or liquidated at the same time or at the same price.

TIG (and its members, principals, officers, employees or affiliates) may engage in investing their own assets, may engage in investment management and advisory activities for others, and may have interests in other investment entities. Except to the extent necessary to perform their obligations, TIG (and its members, principals, officers, employees or affiliates) are not limited or restricted from engaging in or devoting time and attention to the management of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, firm, individual or association, including for their own accounts. It is noted that such other entities or accounts may have investment objectives or may implement investment strategies similar to those of the Fund. It may not always be possible or consistent with the investment objectives of the Fund and the various persons or entities described above for the same investment positions to be taken or liquidated at the same time or at the same prices. Personal trading is addressed in TIG’s Code of Ethics, which must be read and signed by each employee. No personal “buy” trading is allowed in reportable securities; only “sales” of existing securities are allowed with pre-clearance from the Chief Compliance Officer. Trades for personal accounts are monitored to ensure no conflicts of interest occur. As such, all broker confirmations and monthly/quarterly statements must go to compliance to be monitored. Additionally, TIG has adopted and implemented written policies and procedures within its Code of Ethics that are designed to prevent the misuse of material nonpublic information by TIG or persons associated with TIG.

As a result of the foregoing, TIG (and its members, principals, officers, employees and affiliates) may have conflicts of interest in allocating their time and activity between the Fund and the Other Clients, in allocating investments among the Fund and the Other Clients and in effecting transactions between the Fund and the Other Clients, including ones in which TIG (and its members, principals, officers, employees and affiliates) may have a greater financial interest.

COMPENSATION (AS OF JUNE 30, 2011). Portfolio managers at TIG are compensated on an annual basis based on the performance and size of the accounts they manage through their percentage share of the incentive allocation and management fee earned with respect to their respective funds/accounts. Additionally, once they become members of TIG, they may also share in the successes of the other portfolio managers to a more limited extent through such ownership in TIG.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

WATER ISLAND CAPITAL, LLC (“WATER ISLAND”)

OTHER ACCOUNTS MANAGED (AS OF September 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
John S. Orrico
Registered Investment Companies:	2	$2,800	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

MATERIAL CONFLICTS OF INTEREST. The potential for conflicts of interest is created by the fact that the portfolio managers will serve as both portfolio managers of the Funds and of the other accounts managed by Water Island. However, Water Island does not believe that the overlapping responsibilities of the portfolio managers present any material conflicts of interest.

Water Island believes there are adequate controls in place to manage the conflicts that could arise from managing more than one account. Water Island believes any conflicts or risks of conflict are substantially mitigated by the following:

The Funds and the other accounts are similarly managed.

Water Island follows strict and detailed written allocation procedures designed to allocate securities purchases and sales between the Funds and other accounts in a fair and equitable manner.

Water Island has adopted policies limiting the ability of portfolio managers to cross trade securities between the Funds and other accounts.

All allocations are subject to review by Water Island’s Chief Compliance Officer.

COMPENSATION (AS OF JUNE 30, 2011). Investment professionals are compensated with salary, bonus, and the opportunity to acquire ownership shares in the firm. Bonus is based on personal performance and profitability of Water Island. Base salary range is 50-60% and performance bonus range is 40-50%. The firm will, on an annual basis, issue equity to key employees based on both tenure and position. There is no specific range of equity issuance.

The firm may, on an annual basis, issue additional equity to employees based on both tenure and position. The effect of this stock ownership program will be an increase of ownership distributed to non-founding employees over time.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). No portfolio manager beneficially owned equity securities in the Funds.

WHITEBOX ADVISORS LLC (“WHITEBOX”)

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2011).

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
Dr. Chris Bemis
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	1	$21.3	1	$21.3
Other Accounts:	0	$0	0	$0
Dr. Jason Cross
Registered Investment Companies:	1	$2.0	0	$0
Other Pooled Investment Vehicles:	2	$375.2	2	$375.2
Other Accounts:	0	$0	0	$0

MATERIAL CONFLICTS OF INTEREST. Whitebox receives performance-based fees (“Incentive Fees”) from the client funds. An Incentive Fee is an advisory fee based on a percent of capital gains or capital appreciation of client assets. Whitebox will structure any Incentive Fees subject to Section 205(a)(1) of the Investment Advisers Act of 1940, as amended, in accordance with the available exemptions thereunder, including the exemption set forth in Rule 205-3. Whitebox reserves the right to negotiate such fees.

Receipt of Incentive Fees from the client funds and separately managed accounts creates conflicts of interest. Whitebox can potentially receive higher fees from accounts with a higher Incentive Fee. For example, Whitebox may have an incentive to direct the best investment ideas to the client funds or accounts that pay a higher Incentive Fee or allocate a sequence of trades in favor of the higher performance fee account. To manage these potential conflicts:

All client funds and separately managed accounts are managed to the Funds’ and clients’ individual strategy.

Whitebox performs a periodic review of each client’s investment strategy versus actual holdings. In addition, client accounts are periodically monitored for consistency with stated objectives and strategy.

Whitebox has implemented trade allocation procedures and policies designed to ensure that all clients are treated fairly and equally and to prevent this conflict from influencing the allocation of investment opportunities among client funds and separately managed client accounts. Generally, investment opportunities are allocated to client accounts on a pro rata basis, subject to Whitebox’s ability to eliminate or reduce an allocation based on: (a) the investment capacity of a client’s account; (b) tax or other legal considerations; (c) the liquidity position of a particular client; (d) the suitability of the investment for a particular client; (e) the investment restrictions for the account; (f) the need to rebalance established structured trades or adjust existing hedging ratios; and (g) whether an allocation to a particular client will have a material or immaterial impact on its overall portfolio.

Whitebox permits its employees to engage in, on a limited basis, personal securities transactions. To avoid any potential conflicts of interest involving personal trading, Whitebox has adopted a Code of Ethics (“Code”), which includes formal policies and procedures to address insider trading, information barriers, and personal securities transactions. Whitebox’s Code requires, among other things, that its employees place client interests ahead of Whitebox’s, engage in personal investing that is in full compliance with the Code, avoid taking advantage of their position, and maintain compliance with applicable federal securities laws.

The Code also requires employees to pre-clear certain personal securities transactions, report personal securities transactions on at least a quarterly basis, and provide Whitebox with a detailed summary of holdings (both initially upon commencement of employment and quarterly thereafter) over which the employee has a direct or indirect beneficial interest.

COMPENSATION (AS OF JUNE 30, 2011). Portfolio managers have equity ownership in the general partner of the funds under management.

Non-fund managers are compensated with a base salary and a discretionary bonus.

OWNERSHIP OF SECURITIES (AS OF JUNE 30, 2011). All personal securities transaction made by portfolio managers are reviewed in accordance with Whitebox’s personal trading policy and Code and in accord with the policy are prohibited from new transactions in securities held in the Funds.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, the Advisor, the Sub-advisors and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in each Fund’s portfolio. The Board has also approved the Advisor’s policies and procedures for voting the proxies, which are set forth in their entirety below.

MTB INVESTMENT ADVISORS, INC. PROXY VOTING POLICY

INTRODUCTION

MTBIA acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients’ accounts. In order to ensure that shares are voted in all appropriate circumstances, the Advisor will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, the Advisor has adopted this Proxy Voting Policy.

GENERAL STANDARDS AND APPROACH

Each year, the Advisor receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote “for” or “against” a proposal often depends upon the context, the effects that adoption could have on the company’s business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.

Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, the Advisor has engaged a third party, Institutional Shareholder Services, Inc. (“ISS”), to perform the function of analyzing and providing recommendations on voting proxies.

ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. The Advisor has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of the Advisor. Accordingly, the Advisor will generally follow the ISS recommendations in voting proxies. Summaries of the ISS proxy voting policies and considerations are available at the ISS website at http://www.riskmetrics.com/sitemap.html.

In general, the Advisor believes that it is in the best interests of its clients to vote its clients’ shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Advisor believes will result in financial rewards for its clients.

The Advisor reserves the right to override any ISS-recommended voting policy when it believes that a vote contrary to a policy would be in the best interest of the Advisor’s clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Advisor’s Board of Directors, or that Committee’s designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

The Advisor believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of the Advisor’s clients.

CONFLICTS OF INTEREST

The Advisor may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to the Advisor as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to the Advisor.

Whenever a portfolio manager determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of the Advisor, and other information actually known by a member of the Trade Management Oversight Committee.

In the event that the Trade Management Oversight Committee determines that the Advisor has a material conflict of interest with respect to a proxy proposal, then the Advisor shall either:

1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee’s designee;

OR

2. Prior to voting on the proposal, either:

(i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

(ii) Fully disclose the nature of the conflict to the client(s), and obtain the client’s consent as to how the Advisor will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

The Advisor may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee’s designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where the Advisor determines that refraining from voting a proxy is in the client’s best interest and the existence of a material conflict of interest shall not affect such a determination.

The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by the Advisor as well as the basis for any determination that the Advisor does not have a material conflict of interest in respect of a particular matter.

APPOINTMENT OF SUB-ADVISORS

From time to time the Advisor may recommend that a client appoint a Sub-advisor with respect to a particular investment mandate. By recommending the Sub-advisor to manage the client’s investments, the Advisor is also recommending that the client approve the Sub-advisor’s policies and procedures with respect to proxy voting. Among other things, the Advisor will require that a Sub-advisor’s policies and procedures are designed to ensure that proxies are voted in what the Sub-advisor believes to be the best interests of clients, and that conflicts are disclosed, documented, and otherwise addressed in an appropriate manner. In considering a Sub-advisor to recommend, the Advisor will seek assurance that the Sub-advisor will generally vote proxies in a manner that is consistent with MTBIA’s policy (i.e., in accordance with ISS recommendations, unless otherwise specified by MTBIA). The Sub-advisor will provide the Advisor with information on securities voted by the

Sub-advisor promptly after the vote occurs. If a Sub-advisor proposes to cast a vote that is not consistent with MTBIA’s policy, the Sub-advisor must notify the Advisor prior to casting the vote, so that the Advisor can seek to avoid conflicting votes among accounts that it manages. The Sub-advisor must also document the rationale for any such inconsistent vote.

PROXY VOTING REPORT

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available without charge on the SEC website at www.sec.gov and through the Trust’s website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link.

PORTFOLIO HOLDINGS INFORMATION

To address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates concerning the release of portfolio holdings information, MTBIA and the Funds have adopted policies and procedures regarding the disclosure and release of portfolio holdings information. The Board has approved the policies and procedures.

The Funds’ and the Advisor’s overall policy with respect to the release of portfolio holdings information is to release it consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Funds will not make available to anyone non-public information with respect to their portfolio holdings until such time as the information is made available to all shareholders or the general public.

Each Fund discloses its complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Fund’s fiscal year and on Form N-CSR on the second and fourth quarter ends of the Fund’s fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

The release of Portfolio Holdings Information with respect to the Funds to selected third parties in advance of its release to all Fund shareholders or the general public is permissible only if there is a legitimate business purpose for that release, doing so is in the best interests of a Fund’s shareholders, the recipient of the Portfolio Holdings Information is subject to a duty of confidentiality pursuant to a signed agreement (including a duty not to trade on the information), and the release of the information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund’s or MTBIA’s fiduciary duties. The existence of a legitimate business purpose for the release of Portfolio Holdings Information is recognized in the case of: certain eligible third parties, as described below and listed in the Appendix to this SAI; broker-dealers that may effect transactions for a Fund, subject to duties not to trade and of confidentiality; shareholders in the process of a redemption request in-kind, if such request is deemed in the best interests of the Fund and other shareholders; and the issuer of securities regarding the number or percentage of its shares that are owned by the Fund. Eligible third parties may not be required to execute a confidentiality agreement insofar as they are otherwise subject to duties of confidentiality and duties not to trade on the nonpublic information received.

Persons that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings on an ongoing basis in connection with the services that they provide to the Funds (they are included on the list in the Appendix to this SAI). Persons that are approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

In other cases, the determination of whether a Fund has a legitimate business purpose for releasing Portfolio Holdings Information selectively in advance of its public release shall be made by the Fund’s CCO following a request submitted in writing.

The attraction of additional assets to a Fund will not in and of itself be deemed to be a legitimate business purpose. No consideration may be received by a Fund, the Advisor, a Sub-Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.

The Funds’ CCO conducts periodic reviews of compliance with the procedures and provides annually a report to the Board regarding the operation of the procedures and any material changes recommended as a result of such review. The CCO also reports annually to the Board on exceptions that are granted as described above along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

For purposes of the Funds’ policies and procedures, “portfolio holdings information” does not include aggregate, composite or descriptive information relating to a Fund’s portfolio holdings that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund (“Analytical Information”), or information about the Fund’s derivative positions. Analytical Information generally includes, without limitation: (1) descriptions of allocations among asset classes, industries/sectors, regions, and countries (e.g . , percentages of foreign securities holdings); (2) aggregated data such as average or median ratios, market capitalization, credit quality, duration, sharpe ratio, beta, and standard deviation; (3) performance attributions by industry, sector or country; and (4) aggregated risk statistics. In addition, other information may also be deemed to be Analytical Information if, in the reasonable belief of the Funds’ CCO (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for a Fund. Such information, if made available to anyone, will be made available to any person upon request, but may or may not be posted on the Funds’ website.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds’ Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

MTBIA is responsible for decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the Funds, and implementing these decisions including, where applicable, the negotiation of commissions and the allocation of portfolio brokerage. MTBIA considers a number of factors when determining whether to use a brokerage firm, including: (i) the reputation and perceived soundness of the firm; (ii) whether the firm provides comprehensive coverage of the particular investment market; (iii) whether the firm is sufficiently knowledgeable about the market and about the security being traded so that speedy and accurate execution will be achieved; (iv) whether the securities prices offered by the firm represent fair market value and the commission charged is reasonable; (v) the firm’s ability to execute block trades; (vi) the firm’s standard of research coverage; and (vii) the firm’s standard of back-office and settlement arrangements.

In selecting the broker for a particular equity trade, when more than one firm is believed to meet MTBIA’s criteria, preference may be given to a broker-dealer that provides brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934), so long as MTBIA believes that the amount of commission charged by such broker-dealer for effecting the transaction is reasonable in relation to the value of the brokerage and research services provided. MTBIA will endeavor to be aware of the current level of charges of eligible broker-dealers and to minimize the expense incurred for effecting transactions to the extent consistent with the interests and policies of accounts. MTBIA has no obligation to seek the lowest commission rate for any particular transaction, or to select a broker-dealer on the basis of its purported or “posted” commission rate.

With regard to fixed income trading, transactions are typically effected in an over-the-counter-market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed income securities, particularly non-investment grade and municipal securities, may have only one primary market maker. MTBIA seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest available price with respect to a security.

RESEARCH SERVICES

Subject to future regulatory changes of the SEC, research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or by affiliates of the Sub-advisors in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Persons acting on the Funds’ behalf are authorized to pay a broker a higher brokerage commission than another broker might have charged for the same transaction in recognition of the value of brokerage or research services provided by the broker.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

BNYM and MTBIA, serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds.

Fees payable to BNYM for such services are based on assets and volume of transactions.

Fees Payable to MTBIA:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

ALPS Fund Services, Inc., a registered transfer agent, serves as transfer and dividend disbursing agent to the Alternatives Fund, and receives a separate fee from the Alternatives Fund for these transfer agency services.

BNY Mellon Investment Servicing (US) Inc., a registered transfer agent, serves as transfer and dividend disbursing agent to the Trust (except for the Alternatives Fund), and receives a separate fee from the Funds for these transfer agency services.

CUSTODIAN, FUND ACCOUNTANT AND CO-ADMINISTRATOR

BNYM is the Custodian and Fund Accountant for the Trust. BNYM as Custodian is responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Funds’ investments. BNYM provides fund accounting and administration services to the Funds for the following annual fee, based on the Funds’ average monthly net assets:

Annual Fee, Billed And Payable Monthly	Average Monthly Net Assets of the MTB Group of Funds
0.0285%	on the first $500 million
0.0280%	on the next $500 million
0.0275%	on assets in excess of $1 billion

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds’ financial statements and financial highlights are free of material misstatement. Ernst & Young LLP is responsible for auditing the financial statements of the Funds.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC’s standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund’s or any class of Shares’ expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares of the Strategic Allocation Fund is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the “base period.” This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account’s value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of Maryland Municipal Bond Fund, New York Tax-Free Money Market Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and the Virginia Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

INVESTMENT RATINGS

STANDARD AND POOR’S (“S&P”)

Long-Term Debt Rating Definitions

AAA—Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA—Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB—Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B—Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC—Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC—The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C—The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (“CP”) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1—This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings

A S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1—Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2—Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (“VRDNs”) and Tender Option Bonds (“TOBs”) Ratings

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY’S INVESTORS SERVICE, INC. (“Moodys”)

Long-Term Bond Rating Definitions

Aaa—Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings

P-1—Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2—Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings

Moody’s short-term ratings are designated Moody’s Investment Grade (“MIG” or “VMIG”). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1—This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2—This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (“VRDNs”) And Tender Option Bonds (“TOBs”) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH RATINGS (“Fitch”)

Long-Term Debt Rating Definitions

AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB—Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B—Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC—Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC—Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C—Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions

F-1+—Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1—Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2—Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions

FITCH-1—(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2—(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS

NR—Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)—The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.

NR(2)—The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.

NR(3)—The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.

Other Considerations

Among the factors considered by Moody’s in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer’s products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer’s industry, (iii) the issuer’s relative strength and position within the industry and (iv) the reliability and quality of management.

CLASS A SHARES, AND CLASS I SHARES

Municipal Bond Fund

Strategic Allocation Aggressive Fund

Strategic Allocation Conservative Fund

Multi-Manager Real Asset Fund

Alternatives Fund

Large-Cap Strategy Fund

Small-Cap Strategy Fund

ADDRESSES

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Investment Advisor

Rodney Square Capital Management

1100 North Market Street

Wilmington, Delaware 19890

Sub-Advisor and Co-Administrator

MTB Investment Advisors, Inc.

100 East Pratt Street

17th Floor

Baltimore, MD 21202

Sub-advisors to Multi-Manager Real Asset Fund

EII Realty Securities, Inc

640 Fifth Avenue, 8th Floor

New York, NY 10019

CBRE Clarion Securities LLC

201 King of Prussia Road, Suite 600

Radnor, PA 19087

Pacific Investment Management Company, LLC

840 Newport Center Drive

Newport Beach, CA 92660

HSBC Global Asset Management (France)

Immeuble Ile De France

4, Place de la Pyramide

Puteaux France, 92800

Sub-advisors to Alternatives Fund

Acuity Capital Management, LLC

60	Arch Street, 2nd Floor

Greenwich, CT 06830

Adar Investment Management, LLC

156 West 56th St., Suite 801

New York, NY 10019

Calypso Capital Management, LP

135 East 57th Street, 20th Floor

New York, NY 10022

Rock Maple Services, LLC

711 Fifth Avenue, 5th Floor

New York, NY 10022

TIG Advisors, LLC

520 Madison Avenue, 26th Floor

New York, NY 10022

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Whitebox Advisors LLC

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

Madison Street Partners, LLC

3200 Cherry Creek South Drive, Suite 360

Denver, CO 80209

Parametric Risk Advisers

274 Riverside Avenue, 1st Floor

Westport, CT 06880

Evercore Wealth Management

55 East 52nd Street, 36th Floor

New York, NY 10055

Co-Administrator, Accountant and Custodian

BNY Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(for Alternatives Fund only)

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

APPENDIX

The following is a list of persons other than the Advisor, the Sub-advisors and their respective affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CO-ADMINISTRATOR, CUSTODIAN AND FUND ACCOUNTANT

BNY Mellon

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP

PERFORMANCE REPORTING/PUBLICATIONS

Lipper

Standard & Poor’s

Moody’s Investors Service

ICRA Online LTD

FINANCIAL PRINTERS

RR Donnelley

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

ALPS Fund Services, Inc.

OTHER

TechOne Media

PROXY VOTING SERVICES

RiskMetrics Group

PART C     OTHER INFORMATION.

Item 28.	Exhibits

(a)(i)	Conformed copy of Amended and Restated Agreement and Declaration of Trust of MTB Group of Funds, dated August 8, 2000, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(a)(ii)	Amendment to Declaration of Trust of MTB Group of Funds, dated August 8, 2000, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(a)(iii)	Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b)(i)	Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b)(ii)	Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, dated June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(b)(iii)	Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, dated September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(b)(iv)	Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, dated December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(c)(i)	Copy of Specimen Certificate for Shares of Capital Stock of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993.

(c)(ii)	Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital Appreciation Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996.

(d)(i)	Conformed copy of Investment Advisory Agreement of the Registrant (27 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(ii)	Conformed copy of Investment Advisory Agreement of the Registrant (2 money market funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(iii)	Conformed copy of Investment Advisory Agreement of the Registrant (5 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(iv)	Conformed copy of Sub-Advisory Agreement for MTB Large Cap Value Fund (NWQ Investment Management Company, LLC), dated December 8, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed February 11, 2005.

(d)(v)	Conformed copy of Investment Advisory Contract Letter Agreement, dated February 15, 2005 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(d)(vi)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (27 funds), dated April 29, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(d)(vii)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (2 money market funds), dated April 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed
April 28, 2005.

(d)(viii)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (2 money market funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(d)(ix)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (27 funds), dated January 11, 2006, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(d)(x)	Conformed copy of Investment Advisory Contract Letter Agreement, dated January 6, 2006 (Maryland and Virginia Municipal Bond Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 68 on Form N-1A filed April 28, 2006.

(d)(xi)	Conformed copy of Investment Advisory Contract Letter Agreement, dated March 30, 2007 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(d)(xii)	Conformed copy of Sub-Advisory Agreement for International Equity Fund (LSV Asset Management), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(d)(xiii)	Conformed copy of Sub-Advisory Agreement for International Equity Fund (Hansberger Global Investors, Inc.), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on
Form N-1A filed June 29, 2006.

(d)(xiv)	Conformed copy of Sub-Advisory Agreement for Large Cap Value Fund (NWQ Investment Management Company, LLC) dated July 28, 2005, incorporated by reference to the Registrant’s Post-Effective Amendment No. 70 on
Form N-1A filed August 28, 2006.

(d)(xv)	Conformed copy of Amendment to Sub-Advisory Contract among MTB Group of Funds, MTB Investment Advisors, Inc. and LSV Asset Management, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 71 on Form N-1A filed March 1, 2007.

(d)(xvi)	Conformed copy of Sub-Advisory Agreement for International Equity Fund (Hansberger Global Investors, Inc.) dated February 28, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 72 on
Form N-1A filed April 26, 2007.

(d)(xvii)	Sub-Advisory Agreement for International Equity Fund (Baring International Investment, Limited), dated December 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(d)(xviii)	Form of Investment Advisory Agreement of the Registrant with Rodney Square Management Corporation (7 funds)(filed herewith).

(d)(xix)	Form of the Sub-Advisory Agreement among the Registrant, Rodney Square Management Corporation and MTB Investment Advisors, Inc. (7 funds) (filed herewith).

(d)(xx)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (EII Realty Securities, Inc.) (filed herewith).

(d)(xxi)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (CBRE Clarion Securities, LLC) (filed herewith).

(d)(xxii)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (Pacific Investment Management Company LLC) (filed herewith).

(d)(xxiii)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (HSBC Global Asset Management (USA) Inc.) (filed herewith).

(d)(xxiv)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Rock Maple Services, LLC on behalf of each sub-adviser) (filed herewith).

(d)(xxv)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Acuity Capital Management, LLC) (to be filed by amendment).

(d)(xxvi)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Adar Investment Management, LLC) (to be filed by amendment).

(d)(xxvii)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Calypso Capital Management, L.P.) (to be filed by amendment).

(d)(xxviii)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (TIG Advisors, LLC) (to be filed by amendment).

(d)(xxix)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Water Island Capital, LLC) (to be filed by amendment).

(d)(xxx)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Whitebox Advisors LLC) (to be filed by amendment).

(d)(xxxi)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Madison Street Partners, LLC) (to be filed by amendment).

(d)(xxxii)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Parametric Risk Advisors, LLC) (to be filed by amendment).

(d)(xxxiii)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Evercore Wealth Management LLC) (to be filed by amendment).

(e)	Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated October 1, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(e)(i)	Form of Schedule A of Distribution Agreement between Registrant and ALPS Distributors, Inc., (7 funds) (to be filed by amendment).

(f)	Not applicable.

(g)	Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(g)(i)	Form of Schedule II to the Custody Agreement between the Registrant and The Bank of New York (7 funds) (to be filed by amendment).

(h)(i)	Form of Recordkeeping Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(ii)	Form of Recordkeeping Agreement of the Registrant for the VA Funds, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(iii)	Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc., dated April 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(iii)(1)	Form of Exhibit II to the Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc. (7 funds) (to be filed by amendment.)

(h)(iv)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(iv)(1)	Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York (7 funds) (to be filed by amendment).

(h)(v)	Form of Intermediary Servicing Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(vi)	Conformed copy of Shareholder Services Plan, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(h)(vi)(1)	Form of Exhibit A to the Shareholder Services Plan (7 funds) (to be filed by amendment).

(h)(vii)	Conformed copy of Indemnification Agreement of the Registrant; dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(h)(viii)	Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(h)(ix)	Conformed copy of Assignment and Consent of Fund Participation Agreement, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 60 on Form N-1A filed July 1, 2004.

(h)(x)	Amended and Restated Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., TransAmerica Life Insurance Co. and TransAmerica Financial Life Insurance Co., dated September 6, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xi)	Amendment No. 1 to Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and Hartford Life Insurance Company, dated November 17, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xii)	Transfer Agency and Services Agreement between the Registrant and ALPS Fund Services, Inc., dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xiii)	Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and First SunAmerica Life Insurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xiv)	Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and AIG SunAmerica Life Assurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xv)	Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xvi)	Conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xvii)	Conformed copy of Fax-in Processing Instructions, all exhibits have been filed electronically.

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(j)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (not applicable).

(k)	Not applicable.

(l)	Conformed copy of Initial Capital Understanding, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(m)(i)	Rule 12b-1 Agreement of the Registrant and ALPS Distributors, Inc. (to be filed by amendment).

(m)(ii)	Conformed copy of Rule 12b-1 Plan of the Registrant, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(m)(ii)(1)	Form of Exhibit A to the Rule 12b-1 Plan of the Registrant (to be filed by amendment).

(m)(iii)	Form of Dealer (Sales) Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(m)(iv)	Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreement, dated December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(n)	Conformed copy of Multiple Class Plan of the Registrant, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(n)(i)	Exhibit B to the Multi Class Plan of the Registrant amended December 3, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(n)(ii)	Form of Exhibit B to the Multiple Class Plan of the Registrant (to be filed by amendment).

(o)(i)	Conformed copy of Power of Attorney of the Registrant, dated March 12, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(o)(ii)	Conformed copy of Power of Attorney of Chairman and Trustee Joseph J. Castiglia, dated July 14, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(o)(iii)	Conformed copy of Power of Attorney of Trustee Marguerite Hambleton, dated August 22, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 66 on Form N-1A filed October 7, 2005.

(o)(iv)	Power of Attorney of Treasurer Guy Nordahl, dated April 15, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(o)(v)	Power of Attorney of Chairman and Trustee, Joseph J. Castiglia, Chief Executive Officer, Richard J. Berthy, President, Timothy L. Brenner, Treasurer, Guy Nordahl, Trustee, William H. Cowie, Jr., Trustee, John S. Cramer, Trustee, Kenneth G. Thompson, Trustee, Daniel R. Gernatt, Jr., Trustee, Richard B. Seidel, Trustee, Dr. Marguerite D. Hambleton, and Trustee, Jeffrey W. Durkee, dated September 14, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 93 on Form N-1A filed October 21, 2011.

(p)(i)	Copy of Code of Ethics for Access Persons (Manufacturers and Traders Trust Company), dated July 1, 2002, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(p)(ii)	Code of Ethics of ALPS Holdings, Inc., dated May 1, 2010, incorporate by reference to Registrant’s Post-Effective Amendment No. 86 on Form N-1A filed August 30, 2010.

(p)(iii)	Copy of Code of Ethics of LSV Asset Management, dated January 19, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(p)(iv)	Copy of Code of Ethics Regarding Personal Securities Trading – MTBIA, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(p)(v)	Copy of Code of Ethics of NWQ Investment Management Company LLC, dated August 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(p)(vi)	Copy of Code of Ethics of Baring International Investment, Limited (filed herewith).

(p)(vii)	Copy of Code of Ethics of Rodney Square Management Corporation (filed herewith).

(p)(viii)	Copy of Code of Ethics of EII Realty Securities, Inc. (filed herewith).

(p)(ix)	Copy of Code of Ethics of CBRE Clarion Securities, LLC (filed herewith).

(p)(x)	Copy of Code of Ethics of Pacific Investment Management Company LLC (filed herewith).

(p)(xi)	Copy of Code of Ethics of HSBC Global Asset Management (USA) Inc. (filed herewith).

(p)(xii)	Copy of Code of Ethics of Rock Maple Services, LLC (filed herewith).

(p)(xiii)	Copy of Code of Ethics of Acuity Capital Management, LLC (filed herewith).

(p)(xiv)	Copy of Code of Ethics of Adar Investment Management, LLC (filed herewith).

(p)(xv)	Copy of Code of Ethics of Calypso Capital Management, L.P. (filed herewith).

(p)(xvi)	Copy of Code of Ethics of TIG Advisors, LLC (filed herewith).

(p)(xvii)	Copy of Code of Ethics of Water Island Capital, LLC (filed herewith).

(p)(xviii)	Copy of Code of Ethics of Whitebox Advisors LLC (filed herewith).

(p)(xix)	Copy of Code of Ethics of Madison Street Partners, LLC (filed herewith).

(p)(xx)	Copy of Code of Ethics of Parametric Risk Advisors, LLC (filed herewith).

(p)(xxi)	Copy of Code of Ethics of Evercore Wealth Management, LLC (filed herewith).

Item 29.	Persons Controlled by or Under Common Control with Registrant:

None

Item 30.	Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31.	Business and Other Connections of Investment Adviser:

(a)	MTB Investment Advisors, Inc., (MTBIA), a subsidiary of Manufacturers and Traders Trust Company (“M&T Bank”) performs investment advisory services for the Registrant. As of September 30, 2011, MTBIA and its affiliates managed approximately $13.2 billion in mutual fund assets. That number includes the MTB Funds and the WT Funds. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $77.9 billion bank holding company as of September 30, 2011, which is headquartered in Buffalo, New York. As of September 30, 2011, M&T Bank had over 725 offices throughout New York State, New Jersey, Maryland, Delaware, Virginia, West Virginia, Pennsylvania, and the District of Columbia, and an office in George Town, Cayman Islands, British West Indies.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. Except for MTB Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

The principal executive Officers and the Directors of MTBIA are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with MTBIA.

(b)

Name	Position with MTBIA	Other Substantial Business, Profession, Vocation or Employment
Michael P. Pinto 25 S. Charles Street Baltimore, MD 21202	Director	Vice Chairman M&T Bank Corporation and Manufacturers and Traders Trust Company

Jeffrey Durkee 100 E. Pratt Street 17th Floor Baltimore, MD 21202-1009	President and Chief Executive Officer	Senior Vice President Manufacturers and Traders Trust Company

Carl W. Jordan One M&T Plaza, 9th Floor Buffalo, NY 14203-2399	Director	Senior Vice President Manufacturers and Traders Trust Company

Kenneth G. Thompson 100 E. Pratt Street 17th Floor Baltimore, MD 21202-1009	Director	Senior Vice President Manufacturers and Traders Trust Company

Item 32.	Principal Underwriters.

(a)

ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, Oak Associates Funds, Pax

World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	AML Compliance Officer
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Erin Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable

Item 33.	Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds	100 East Pratt Street, 17th floor Baltimore, Maryland 21202

ALPS Fund Services, Inc. (“Transfer Agent and Dividend Disbursing Agent”)	1290 Broadway, Suite 1100 Denver, Colorado 80203

The Bank of New York Mellon (“Co-Administrator, Accountant and Custodian”)	101 Barclay Street New York, New York 10286

MTB Investment Advisors, Inc. a subsidiary of Manufacturers and Traders Trust Company (“Investment Adviser and Co-Administrator”)	100 E. Pratt Street, 17th Floor Baltimore, MD 21202

LSV Asset Management (“Sub-Adviser” to the MTB International Equity Fund)	One North Wacker Drive Suite 4000 Chicago, Illinois 60606

NWQ Investment Management Company, LLC (“Sub-Adviser” to the MTB Large Cap Value Fund)	2049 Century Park East, 16th floor Los Angeles, California 90067

Hansberger Global Investors, Inc. (“Sub-Adviser” to the MTB International Equity Fund)	401 East Los Olas Blvd. Suite 1700 Fort Lauderdale, FL 33301

Baring International Investment Limited (“Sub-Adviser” to the MTB International Equity Fund)	155 Bishopsgate London, England EC2M 3XY

Item 34.	Management Services:

Not applicable.

Item 35.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MTB Group of Funds, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 30th day of December, 2011.

MTB GROUP OF FUNDS

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
December 30, 2011

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

	NAME	TITLE	DATE

By:	/s/ Lisa R. Grosswirth
	Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	December 30, 2011

	NAME	TITLE

	Joseph J. Castiglia*	Chairman of the Board and Trustee

	Richard J. Berthy*	Chief Executive Officer
(Principal Executive Officer)

	Timothy L. Brenner*	President

	Guy Nordahl*	Treasurer
(Principal Financial Officer)

	William H. Cowie, Jr.*	Trustee

	John S. Cramer*	Trustee

	Kenneth G. Thompson*	Trustee

	Daniel R. Gernatt, Jr.*	Trustee

	Richard B. Seidel*	Trustee

	Dr. Marguerite D. Hambleton*	Trustee

	Jeffrey Durkee*	Trustee

*	By Power of Attorney

EXHIBIT INDEX

MTB GROUP OF FUNDS

Exhibit #	Title of Exhibit

(d)(xviii)	Form of Investment Advisory Agreement of the Registrant with Rodney Square Management Corporation (7 funds).

(d)(xix)	Form of the Sub-Advisory Agreement among the Registrant, Rodney Square Management Corporation and MTB Investment Advisors, Inc. (7 funds).

(d)(xx)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (EII Realty Securities, Inc.).

(d)(xxi)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (CBRE Clarion Securities, LLC).

(d)(xxii)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (Pacific Investment Management Company LLC).

(d)(xxiii)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (HSBC Global Asset Management (USA) Inc.).

(d)(xxiv)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Rock Maple Services, LLC on behalf of each sub-adviser).

(p)(vi)	Copy of Code of Ethics of Baring International Investment, Limited.

(p)(vii)	Copy of Code of Ethics of Rodney Square Management Corporation.

(p)(viii)	Copy of Code of Ethics of EII Realty Securities, Inc.

(p)(ix)	Copy of Code of Ethics of CBRE Clarion Securities, LLC.

(p)(x)	Copy of Code of Ethics of Pacific Investment Management Company LLC.

(p)(xi)	Copy of Code of Ethics of HSBC Global Asset Management (USA) Inc.

(p)(xii)	Copy of Code of Ethics of Rock Maple Services, LLC.

(p)(xiii)	Copy of Code of Ethics of Acuity Capital Management, LLC.

(p)(xiv)	Copy of Code of Ethics of Adar Investment Management, LLC.

(p)(xv)	Copy of Code of Ethics of Calypso Capital Management, L.P.

(p)(xvi)	Copy of Code of Ethics of TIG Advisors, LLC.

(p)(xvii)	Copy of Code of Ethics of Water Island Capital, LLC.

(p)(xviii)	Copy of Code of Ethics of Whitebox Advisors LLC.

(p)(xix)	Copy of Code of Ethics of Madison Street Partners, LLC.

(p)(xx)	Copy of Code of Ethics of Parametric Risk Advisors, LLC.

(p)(xxi)	Copy of Code of Ethics of Evercore Wealth Management, LLC.